                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409

                          Eaton vance municipals trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   August 31st
                                   -----------
                             Date of Fiscal Year End

                                 August 31, 2003
                                 ---------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[PHOTO]

[PHOTO]

[PHOTO]

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]


ANNUAL REPORT AUGUST 31, 2003


EATON VANCE MUNICIPALS TRUST





Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

     For more information about Eaton Vance's privacy policies, call:
     1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS as of August 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             October 8, 2003

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MARKET RECAP

While progress appeared agonizingly slow, the U.S. economy continued to advance toward recovery in the year ended August 31, 2003. The conclusion of official hostilities in Iraq and the passage of significant tax legislation gave consumers added confidence. While capital spending remained below past recovery rates, some businesses were starting to invest in new plants and equipment.

TAX CUTS HAVE RAISED DISPOSABLE INCOME AND BOOSTED CONSUMER SPENDING...

Some long-depressed sectors showed signs of a rebound in the first half of 2003. The manufacturing sector, which has lagged in recent years, enjoyed a modest rise in industrial production. Tax cuts passed earlier this year resulted in higher disposable income, adding some support to the retail sector. Meanwhile, capital spending, which has languished amid the economic uncertainty of recent years, finally showed signs of a rebound, as some companies moved to replace aging equipment, especially in the technology sector. A convincing recovery could add further momentum to business investment. On a less positive note, a rise in mortgage rates raised some concerns about the housing sector, which has been the primary engine for the economy in recent years.

WAITING FOR A RECOVERY TO TAKE HOLD, THE FEDERAL RESERVE HAS MAINTAINED AN ACCOMMODATIVE MONETARY POLICY...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. The nation's unemployment rate was 6.1% in August 2003, a marked improvement from levels earlier in the year. However, job growth has remained elusive, reflecting productivity gains and characteristic early-cycle reticence to hire. Inflation, with the exception of volatile energy prices, has remained in check. Accordingly, the Federal Reserve has maintained an accommodative monetary posture, lowering its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June 2003.

[CHART]


Municipal bond yields equal 95% of Treasury yields

5.07%                            7.80%
30-Year AAA-rated                Taxable equivalent yield
General Obligation (GO) Bonds*   in 35.0% tax bracket

5.31%
30-Year Treasury bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily represenative of a Fund's yield. Statistics as of August 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved higher, prompting a bond market correction. Ten- year Treasury bond yields - which opened 2003 at 3.82% - rose to 4.52% by August 31, 2003 in response to the anticipation of a stronger economy. The Lehman Brothers Municipal Bond Index had a total return of 3.14% for the year ended August 31, 2003.*

WHILE FEDERAL TAX RATES HAVE FALLEN, STATE TAXES HAVE BEEN ON THE RISE...

Modest growth, global competition and productivity gains have kept inflation - the primary nemesis of bonds - at bay. Meanwhile, the rationale for tax-exempt income remains intact. While federal tax rates have been reduced, many state governments - most of which have constitutional mandates to balance their budgets - have enacted property and income tax increases to make up for revenue shortfalls and budget deficits. We believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

  *It is not possible to invest directly in an index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ALABAMA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Alabama's economy showed signs of reviving in the first half of 2003. The state received a boost from higher defense spending, and benefited from increased sales of technology and basic materials supporting the military operations in the Middle East. The state's August 2003 jobless rate was 5.7%, down from 5.9% a year ago.

- Insured* escrowed bonds were the Portfolio's largest sector weighting at August 31, 2003. Pre-refunded and backed by Treasury bonds, escrowed issues are deemed very high quality, are especially valued by investors in a challenging credit environment and, on occasion, provide above-average coupons.

- Insured* water and sewer issues constituted a large investment for the Portfolio. Because utilities and other essential services bonds are backed by user fees, they tend to have more stable revenues than bonds backed by more discretionary expenditures.

- Insured* education bonds were characteristically attractive in an uncertain economy, as they tend to be less affected by the fluctuations of economic cycles. The Portfolio's investments focused on issues for Alabama's extensive state university system, which includes a broad range of academic disciplines.

- Insured* transportation bonds represented a significant investment. The Portfolio's investments included bonds for the state docks department, as well as selected issues for Puerto Rico's highway and transportation authority.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.74% and 2.02%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.72 on August 31, 2003 from $9.92 on August 31, 2002, and the reinvestment of $0.469 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.69 from $10.91, and the reinvestment of $0.440 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.72 per share for Class A and $10.69 per share for Class B, the Fund's distribution rates were 4.83% and 4.12%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.82% and 6.67%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 3.58% and 3.01%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 5.80% and 4.87%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        1.6%
A                7.6%
AA               1.8%
AAA             74.7%
BBB             14.3%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.25% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                          CLASS A        CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                  2.74%         2.02%
Five Years                                                4.40          3.63
Ten Years                                                 N.A.          4.24
Life of Fund+                                             4.75          5.28

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                 -2.09%        -2.88%
Five Years                                                3.39          3.29
Ten Years                                                 N.A.          4.24
Life of Fund+                                             4.22          5.28

+Inception date: Class A: 12/7/93; Class B: 5/1/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ALABAMA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX** AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE ALABAMA- B
                                Inception: 5/1/92

                  FUND            FUND                      LEHMAN BROTHER
                VALUE AT       VALUE WITH                   MUNICIPAL BOND
   DATE           NAV         SALES CHARGE                      INDEX
--------------------------------------------------------------------------------
 8/31/1993      10,000            N/A                              10,000
 9/30/1993      10,107                                             10,114
10/31/1993      10,130                                             10,133
11/30/1993      10,009                                             10,044
12/31/1993      10,264                                             10,256
 1/31/1994      10,367                                             10,373
 2/28/1994      10,072                                             10,105
 3/31/1994       9,512                                              9,693
 4/30/1994       9,574                                              9,775
 5/31/1994       9,666                                              9,860
 6/30/1994       9,565                                              9,800
 7/31/1994       9,788                                              9,979
 8/31/1994       9,785                                             10,014
 9/30/1994       9,608                                              9,867
10/31/1994       9,364                                              9,692
11/30/1994       9,136                                              9,516
12/31/1994       9,436                                              9,726
 1/31/1995       9,790                                             10,004
 2/28/1995      10,112                                             10,295
 3/31/1995      10,198                                             10,413
 4/30/1995      10,190                                             10,426
 5/31/1995      10,494                                             10,758
 6/30/1995      10,316                                             10,664
 7/31/1995      10,387                                             10,765
 8/31/1995      10,507                                             10,902
 9/30/1995      10,538                                             10,971
10/31/1995      10,741                                             11,130
11/30/1995      10,945                                             11,315
12/31/1995      11,057                                             11,424
 1/31/1996      11,120                                             11,510
 2/29/1996      10,997                                             11,432
 3/31/1996      10,831                                             11,286
 4/30/1996      10,822                                             11,254
 5/31/1996      10,832                                             11,250
 6/30/1996      10,939                                             11,372
 7/31/1996      11,028                                             11,475
 8/31/1996      11,017                                             11,473
 9/30/1996      11,186                                             11,633
10/31/1996      11,257                                             11,765
11/30/1996      11,416                                             11,980
12/31/1996      11,383                                             11,929
 1/31/1997      11,413                                             11,952
 2/28/1997      11,535                                             12,062
 3/31/1997      11,378                                             11,901
 4/30/1997      11,483                                             12,001
 5/31/1997      11,654                                             12,181
 6/30/1997      11,753                                             12,311
 7/31/1997      12,056                                             12,652
 8/31/1997      11,934                                             12,533
 9/30/1997      12,044                                             12,682
10/31/1997      12,086                                             12,764
11/30/1997      12,155                                             12,839
12/31/1997      12,317                                             13,026
 1/31/1998      12,428                                             13,160
 2/28/1998      12,441                                             13,164
 3/31/1998      12,435                                             13,176
 4/30/1998      12,365                                             13,117
 5/31/1998      12,454                                             13,324
 6/30/1998      12,487                                             13,377
 7/31/1998      12,508                                             13,410
 8/31/1998      12,671                                             13,617
 9/30/1998      12,794                                             13,787
10/31/1998      12,734                                             13,787
11/30/1998      12,770                                             13,835
12/31/1998      12,801                                             13,870
 1/31/1999      12,905                                             14,035
 2/28/1999      12,871                                             13,974
 3/31/1999      12,875                                             13,993
 4/30/1999      12,909                                             14,028
 5/31/1999      12,827                                             13,947
 6/30/1999      12,609                                             13,746
 7/31/1999      12,605                                             13,796
 8/31/1999      12,415                                             13,685
 9/30/1999      12,328                                             13,691
10/31/1999      12,132                                             13,543
11/30/1999      12,227                                             13,687
12/31/1999      12,053                                             13,585
 1/31/2000      11,897                                             13,526
 2/29/2000      12,110                                             13,683
 3/31/2000      12,412                                             13,982
 4/30/2000      12,313                                             13,899
 5/31/2000      12,196                                             13,827
 6/30/2000      12,540                                             14,193
 7/31/2000      12,751                                             14,391
 8/31/2000      12,958                                             14,613
 9/30/2000      12,843                                             14,537
10/31/2000      12,991                                             14,695
11/30/2000      13,114                                             14,806
12/31/2000      13,553                                             15,172
 1/31/2001      13,590                                             15,323
 2/28/2001      13,676                                             15,371
 3/31/2001      13,758                                             15,509
 4/30/2001      13,487                                             15,341
 5/31/2001      13,661                                             15,506
 6/30/2001      13,774                                             15,610
 7/31/2001      14,069                                             15,841
 8/31/2001      14,312                                             16,102
 9/30/2001      14,130                                             16,048
10/31/2001      14,317                                             16,231
11/30/2001      14,168                                             16,102
12/31/2001      14,008                                             15,950
 1/31/2002      14,213                                             16,227
 2/28/2002      14,396                                             16,422
 3/31/2002      14,067                                             16,100
 4/30/2002      14,278                                             16,415
 5/31/2002      14,394                                             16,515
 6/30/2002      14,555                                             16,689
 7/31/2002      14,722                                             16,904
 8/31/2002      14,841                                             17,107
 9/30/2002      15,098                                             17,482
10/31/2002      14,776                                             17,192
11/30/2002      14,718                                             17,121
12/31/2002      15,031                                             17,482
 1/31/2003      14,901                                             17,437
 2/28/2003      15,083                                             17,681
 3/31/2003      15,086                                             17,692
 4/30/2003      15,247                                             17,809
 5/31/2003      15,549                                             18,226
 6/30/2003      15,504                                             18,148
 7/31/2003      14,989                                             17,513
 8/31/2003      15,140                                             17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 5/1/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/7/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,705 ON AUGUST 31, 2003; $14,957, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.63% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE ARKANSAS MUNICIPALS FUND as of August 31, 2003

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

- The Arkansas economy edged closer to recovery in 2003. While manufacturing remained vulnerable to increased global competition, areas such as auto parts and household products remained strong. Although the farm sector was hurt by spring flooding, crops have since largely recovered. The state's August 2003 jobless rate was 5.4%, unchanged from a year ago.

- Hospitals were the Portfolio's largest sector weighting at August 31, 2003. Amid strict Medicare reimbursement policies and continuing pressures on hospitals to pare costs, the Portfolio focused on institutions we believe have sound fundamentals and in-demand specialties that are likely to remain competitive in their respective markets.

- Insured* general obligations (GOs) were a significant investment. In an uncertain economy, some communities have had revenue shortfalls and budget restraints. In that climate, insured* GOs provided investors some insulation from those revenue uncertainties.

- Industrial development revenue bonds (IDRs) provided the Portfolio good income while financing commercial initiatives. In an uncertain economy, management focused on IDRs of industrial companies we believe are likely to participate in an eventual economic recovery.

- Management continued to upgrade the Portfolio's coupon structure and call protection. Faced with the prospect of a faster pace of refundings, call protection has become an increasingly important strategic consideration for municipal investors.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.42% and 1.72%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.73 on August 31, 2003 from $9.98 on August 31, 2002, and the reinvestment of $0.489 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.46 from $10.72, and the reinvestment of $0.445 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.73 per share for Class A and $10.46 per share for Class B, the Fund's distribution rates were 5.03% and 4.25%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.34% and 7.05%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.39% and 3.86%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.28% and 6.40%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        4.1%
A               26.4%
AA               7.6%
AAA             47.3%
BB               1.5%
BBB             13.1%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) APORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.69% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                             CLASS A      CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                     2.42%        1.72%
Five Years                                                   4.49         3.68
Ten Years                                                    N.A.         4.19
Life of Fund+                                                4.84         5.06

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                    -2.46%       -3.16%
Five Years                                                   3.48         3.35
Ten Years                                                    N.A.         4.19
Life of Fund+                                                4.31         5.06

+Inception date: Class A: 2/9/94; Class B: 10/2/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARKANSAS MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE ARKANSAS- B
                                Inception: 10/2/92

                 FUND              FUND                       LEHMAN BROTHER
                VALUE AT        VALUE WITH                     MUNICIPAL BOND
    DATE          NAV          SALES CHARGE                        INDEX
--------------------------------------------------------------------------------
 8/31/1993      10,000            N/A                              10,000
 9/30/1993      10,118                                             10,114
10/31/1993      10,114                                             10,133
11/30/1993      10,010                                             10,044
12/31/1993      10,251                                             10,256
 1/31/1994      10,383                                             10,373
 2/28/1994      10,083                                             10,105
 3/31/1994       9,486                                              9,693
 4/30/1994       9,595                                              9,775
 5/31/1994       9,706                                              9,860
 6/30/1994       9,612                                              9,800
 7/31/1994       9,828                                              9,979
 8/31/1994       9,862                                             10,014
 9/30/1994       9,681                                              9,867
10/31/1994       9,413                                              9,692
11/30/1994       9,121                                              9,516
12/31/1994       9,396                                              9,726
 1/31/1995       9,734                                             10,004
 2/28/1995      10,071                                             10,295
 3/31/1995      10,157                                             10,413
 4/30/1995      10,149                                             10,426
 5/31/1995      10,437                                             10,758
 6/30/1995      10,265                                             10,664
 7/31/1995      10,348                                             10,765
 8/31/1995      10,469                                             10,902
 9/30/1995      10,541                                             10,971
10/31/1995      10,726                                             11,130
11/30/1995      10,932                                             11,315
12/31/1995      11,056                                             11,424
 1/31/1996      11,099                                             11,510
 2/29/1996      10,963                                             11,432
 3/31/1996      10,784                                             11,286
 4/30/1996      10,753                                             11,254
 5/31/1996      10,731                                             11,250
 6/30/1996      10,827                                             11,372
 7/31/1996      10,917                                             11,475
 8/31/1996      10,893                                             11,473
 9/30/1996      11,053                                             11,633
10/31/1996      11,124                                             11,765
11/30/1996      11,284                                             11,980
12/31/1996      11,249                                             11,929
 1/31/1997      11,246                                             11,952
 2/28/1997      11,346                                             12,062
 3/31/1997      11,218                                             11,901
 4/30/1997      11,301                                             12,001
 5/31/1997      11,452                                             12,181
 6/30/1997      11,562                                             12,311
 7/31/1997      11,823                                             12,652
 8/31/1997      11,733                                             12,533
 9/30/1997      11,853                                             12,682
10/31/1997      11,918                                             12,764
11/30/1997      11,986                                             12,839
12/31/1997      12,149                                             13,026
 1/31/1998      12,237                                             13,160
 2/28/1998      12,261                                             13,164
 3/31/1998      12,264                                             13,176
 4/30/1998      12,203                                             13,117
 5/31/1998      12,372                                             13,324
 6/30/1998      12,393                                             13,377
 7/31/1998      12,401                                             13,410
 8/31/1998      12,576                                             13,617
 9/30/1998      12,677                                             13,787
10/31/1998      12,638                                             13,787
11/30/1998      12,673                                             13,835
12/31/1998      12,691                                             13,870
 1/31/1999      12,807                                             14,035
 2/28/1999      12,747                                             13,974
 3/31/1999      12,763                                             13,993
 4/30/1999      12,808                                             14,028
 5/31/1999      12,747                                             13,947
 6/30/1999      12,549                                             13,746
 7/31/1999      12,557                                             13,796
 8/31/1999      12,375                                             13,685
 9/30/1999      12,322                                             13,691
10/31/1999      12,110                                             13,543
11/30/1999      12,266                                             13,687
12/31/1999      12,151                                             13,585
 1/31/2000      12,029                                             13,526
 2/29/2000      12,232                                             13,683
 3/31/2000      12,500                                             13,982
 4/30/2000      12,438                                             13,899
 5/31/2000      12,318                                             13,827
 6/30/2000      12,616                                             14,193
 7/31/2000      12,792                                             14,391
 8/31/2000      12,963                                             14,613
 9/30/2000      12,922                                             14,537
10/31/2000      13,046                                             14,695
11/30/2000      13,119                                             14,806
12/31/2000      13,448                                             15,172
 1/31/2001      13,524                                             15,323
 2/28/2001      13,584                                             15,371
 3/31/2001      13,680                                             15,509
 4/30/2001      13,509                                             15,341
 5/31/2001      13,660                                             15,506
 6/30/2001      13,749                                             15,610
 7/31/2001      13,970                                             15,841
 8/31/2001      14,164                                             16,102
 9/30/2001      14,046                                             16,048
10/31/2001      14,223                                             16,231
11/30/2001      14,086                                             16,102
12/31/2001      13,965                                             15,950
 1/31/2002      14,106                                             16,227
 2/28/2002      14,292                                             16,422
 3/31/2002      14,068                                             16,100
 4/30/2002      14,309                                             16,415
 5/31/2002      14,373                                             16,515
 6/30/2002      14,510                                             16,689
 7/31/2002      14,681                                             16,904
 8/31/2002      14,815                                             17,107
 9/30/2002      15,118                                             17,482
10/31/2002      14,709                                             17,192
11/30/2002      14,664                                             17,121
12/31/2002      14,982                                             17,482
 1/31/2003      14,795                                             17,437
 2/28/2003      15,009                                             17,681
 3/31/2003      14,998                                             17,692
 4/30/2003      15,205                                             17,809
 5/31/2003      15,498                                             18,226
 6/30/2003      15,510                                             18,148
 7/31/2003      14,987                                             17,513
 8/31/2003      15,070                                             17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 10/2/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 2/9/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,710 ON AUGUST 31, 2003; $14,961, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.65% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE GEORGIA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Georgia's manufacturing sector received a boost from plans to build or expand auto plants within the state and from new contracts to military aircraft manufacturers. Those developments have partially offset the effect of service sector layoffs and a smaller-than-usual farm crop. The state's August 2003 jobless rate was 4.6%, down from 5.2% a year ago.

- The Portfolio's largest sector weighting at August 31, 2003 was industrial development revenue (IDRs) bonds. Management was very selective, emphasized diversification and focused on companies we believe are sound competitors in the consumer staples, beverage, paper, food and transportation areas.

- Insured* transportation bonds were a major concentration for the Portfolio. Transportation facilities play a critical role in Georgia's economy. The Fund's holdings included issues for airports, Atlanta's rapid transit system and some Puerto Rico highway bonds.

- Insured* water and sewer bonds constituted a key investment for the Portfolio. These essential services bonds are relatively resistant to economic pressures and represent high-quality investments. They have provided financing for projects that address Georgia's pressing need for new water infrastructure.

- The Portfolio continued to emphasize diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. Management also maintained good call protection.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 3.39% and 2.72%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.26 on August 31, 2003 from $9.41 on August 31, 2002, and the reinvestment of $0.466 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.90 from $10.05, and the reinvestment of $0.423 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.26 per share for Class A and $9.90 per share for Class B, the Fund's distribution rates were 5.03% and 4.27%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.23% and 6.99%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.63% and 4.06%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.58% and 6.64%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        7.4%
A               13.7%
AA              16.2%
AAA             57.3%
BBB              5.4%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) APORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                          CLASS A        CLASS B
--------------------------------------------------------------------------------
One Year                                                  3.39%           2.72%
Five Years                                                4.24            3.48
Ten Years                                                 N.A.            3.90
Life of Fund+                                             4.37            4.79

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                 -1.53%          -2.21%
Five Years                                                3.22            3.14
Ten Years                                                 N.A.            3.90
Life of Fund+                                             3.85            4.79

+Inception date: Class A: 12/7/93; Class B: 12/23/91

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GEORGIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX** AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE GEORGIA- B
                               Inception: 12/23/91

                 FUND            FUND                          LEHMAN BROTHER
               VALUE AT        VALUE WITH                      MUNICIPAL BOND
    DATE         NAV          SALES CHARGE                        INDEX
--------------------------------------------------------------------------------
 8/31/1993      10,000            N/A                              10,000
 9/30/1993      10,118                                             10,114
10/31/1993      10,113                                             10,133
11/30/1993      10,005                                             10,044
12/31/1993      10,233                                             10,256
 1/31/1994      10,346                                             10,373
 2/28/1994      10,049                                             10,105
 3/31/1994       9,506                                              9,693
 4/30/1994       9,558                                              9,775
 5/31/1994       9,600                                              9,860
 6/30/1994       9,503                                              9,800
 7/31/1994       9,692                                              9,979
 8/31/1994       9,705                                             10,014
 9/30/1994       9,540                                              9,867
10/31/1994       9,284                                              9,692
11/30/1994       9,005                                              9,516
12/31/1994       9,254                                              9,726
 1/31/1995       9,567                                             10,004
 2/28/1995       9,858                                             10,295
 3/31/1995       9,954                                             10,413
 4/30/1995       9,935                                             10,426
 5/31/1995      10,186                                             10,758
 6/30/1995      10,019                                             10,664
 7/31/1995      10,050                                             10,765
 8/31/1995      10,181                                             10,902
 9/30/1995      10,263                                             10,971
10/31/1995      10,449                                             11,130
11/30/1995      10,657                                             11,315
12/31/1995      10,770                                             11,424
 1/31/1996      10,822                                             11,510
 2/29/1996      10,692                                             11,432
 3/31/1996      10,518                                             11,286
 4/30/1996      10,485                                             11,254
 5/31/1996      10,482                                             11,250
 6/30/1996      10,591                                             11,372
 7/31/1996      10,683                                             11,475
 8/31/1996      10,681                                             11,473
 9/30/1996      10,855                                             11,633
10/31/1996      10,938                                             11,765
11/30/1996      11,123                                             11,980
12/31/1996      11,078                                             11,929
 1/31/1997      11,064                                             11,952
 2/28/1997      11,188                                             12,062
 3/31/1997      11,047                                             11,901
 4/30/1997      11,144                                             12,001
 5/31/1997      11,287                                             12,181
 6/30/1997      11,354                                             12,311
 7/31/1997      11,667                                             12,652
 8/31/1997      11,552                                             12,533
 9/30/1997      11,687                                             12,682
10/31/1997      11,753                                             12,764
11/30/1997      11,812                                             12,839
12/31/1997      11,990                                             13,026
 1/31/1998      12,104                                             13,160
 2/28/1998      12,094                                             13,164
 3/31/1998      12,063                                             13,176
 4/30/1998      11,977                                             13,117
 5/31/1998      12,174                                             13,324
 6/30/1998      12,184                                             13,377
 7/31/1998      12,193                                             13,410
 8/31/1998      12,360                                             13,617
 9/30/1998      12,523                                             13,787
10/31/1998      12,483                                             13,787
11/30/1998      12,518                                             13,835
12/31/1998      12,500                                             13,870
 1/31/1999      12,642                                             14,035
 2/28/1999      12,568                                             13,974
 3/31/1999      12,498                                             13,993
 4/30/1999      12,519                                             14,028
 5/31/1999      12,419                                             13,947
 6/30/1999      12,166                                             13,746
 7/31/1999      12,124                                             13,796
 8/31/1999      11,936                                             13,685
 9/30/1999      11,868                                             13,691
10/31/1999      11,638                                             13,543
11/30/1999      11,734                                             13,687
12/31/1999      11,590                                             13,585
 1/31/2000      11,464                                             13,526
 2/29/2000      11,671                                             13,683
 3/31/2000      11,958                                             13,982
 4/30/2000      11,867                                             13,899
 5/31/2000      11,756                                             13,827
 6/30/2000      12,125                                             14,193
 7/31/2000      12,356                                             14,391
 8/31/2000      12,543                                             14,613
 9/30/2000      12,422                                             14,537
10/31/2000      12,575                                             14,695
11/30/2000      12,674                                             14,806
12/31/2000      13,077                                             15,172
 1/31/2001      13,101                                             15,323
 2/28/2001      13,175                                             15,371
 3/31/2001      13,273                                             15,509
 4/30/2001      13,029                                             15,341
 5/31/2001      13,209                                             15,506
 6/30/2001      13,298                                             15,610
 7/31/2001      13,537                                             15,841
 8/31/2001      13,776                                             16,102
 9/30/2001      13,570                                             16,048
10/31/2001      13,722                                             16,231
11/30/2001      13,593                                             16,102
12/31/2001      13,438                                             15,950
 1/31/2002      13,595                                             16,227
 2/28/2002      13,811                                             16,422
 3/31/2002      13,536                                             16,100
 4/30/2002      13,782                                             16,415
 5/31/2002      13,845                                             16,515
 6/30/2002      13,955                                             16,689
 7/31/2002      14,156                                             16,904
 8/31/2002      14,277                                             17,107
 9/30/2002      14,600                                             17,482
10/31/2002      14,262                                             17,192
11/30/2002      14,185                                             17,121
12/31/2002      14,538                                             17,482
 1/31/2003      14,386                                             17,437
 2/28/2003      14,603                                             17,681
 3/31/2003      14,590                                             17,692
 4/30/2003      14,800                                             17,809
 5/31/2003      15,128                                             18,226
 6/30/2003      15,123                                             18,148
 7/31/2003      14,553                                             17,513
 8/31/2003      14,665                                             17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 12/23/91. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/7/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,163 ON AUGUST 31, 2003; $14,441, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.82% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE KENTUCKY MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Kentucky's economy has enjoyed faster growth in 2003, due to strength in services and some manufacturing segments. Home building has also been a source of new jobs, as has commercial construction of educational and health care facilities. Kentucky's August 2003 jobless rate was 5.7%, up from 5.5% a year ago.

- Reflecting Kentucky's role as a key regional economic hub, insured* transportation bonds were the Portfolio's largest sector weighting at August 31, 2003. As the state has upgraded its airport facilities to adjust to changing needs, the Portfolio's holdings included issues for regional airports, as well as turnpike and highways.

- Industrial development revenue bonds (IDRs) played a major role in the Portfolio. Management remained selective, given the uncertain economic outlook, and featured a diversified range of IDR issuers, including airlines, metals producers, retailers and business products manufacturers.

- Lease revenue/certificates of participation (COPs) remained significant investments for the Portfolio. These bonds represented a financing alternative that afforded Kentucky issuers increased flexibility. The bonds financed a variety of public projects, including school construction and property maintenance.

- Management adjusted the Portfolio's coupon structure to reflect the changing interest rates climate. Management also continued to update call protection, eliminating issues with unfavorable call features in favor of bonds with longer-dated call provisions.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.90% and 2.15%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.24 on August 31, 2003 from $9.42 on August 31, 2002, and the reinvestment of $0.452 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $9.97 from $10.16, and the reinvestment of $0.410 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.24 per share for Class A and $9.97 per share for Class B, the Fund's distribution rates were 4.89% and 4.11%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.00% and 6.73%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 3.88% and 3.32%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.35% and 5.43%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated       12.5%
A                7.4%
AA              22.4%
AAA             51.8%
BBB              5.9%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                      CLASS A               CLASS B
------------------------------------------------------------------------------------
One Year                                              2.90%                 2.15%
Five Years                                            3.77                  3.02
Ten Years                                             N.A.                  3.92
Life of Fund+                                         4.36                  4.80

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -1.99%                -2.75%
Five Years                                            2.77                  2.69
Ten Years                                             N.A.                  3.92
Life of Fund+                                         3.84                  4.80

+Inception date: Class A: 12/7/93; Class B: 12/23/91

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE KENTUCKY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE KENTUCKY- B
                               Inception: 12/23/91

                 FUND           FUND                     LEHMAN
               VALUE AT      VALUE WITH              MUNICIPAL BOND
   DATE          NAV        SALES CHARGE                 INDEX
----------------------------------------------------------------------
 8/31/1993      10,000          N/A                      10,000
 9/30/1993      10,118                                   10,114
10/31/1993      10,132                                   10,133
11/30/1993      10,017                                   10,044
12/31/1993      10,253                                   10,256
 1/31/1994      10,357                                   10,373
 2/28/1994      10,042                                   10,105
 3/31/1994       9,482                                    9,693
 4/30/1994       9,545                                    9,775
 5/31/1994       9,628                                    9,860
 6/30/1994       9,512                                    9,800
 7/31/1994       9,721                                    9,979
 8/31/1994       9,736                                   10,014
 9/30/1994       9,532                                    9,867
10/31/1994       9,269                                    9,692
11/30/1994       9,031                                    9,516
12/31/1994       9,301                                    9,726
 1/31/1995       9,665                                   10,004
 2/28/1995       9,977                                   10,295
 3/31/1995      10,065                                   10,413
 4/30/1995      10,056                                   10,426
 5/31/1995      10,370                                   10,758
 6/30/1995      10,184                                   10,664
 7/31/1995      10,247                                   10,765
 8/31/1995      10,380                                   10,902
 9/30/1995      10,441                                   10,971
10/31/1995      10,639                                   11,130
11/30/1995      10,857                                   11,315
12/31/1995      10,971                                   11,424
 1/31/1996      11,014                                   11,510
 2/29/1996      10,874                                   11,432
 3/31/1996      10,733                                   11,286
 4/30/1996      10,701                                   11,254
 5/31/1996      10,698                                   11,250
 6/30/1996      10,818                                   11,372
 7/31/1996      10,877                                   11,475
 8/31/1996      10,842                                   11,473
 9/30/1996      11,004                                   11,633
10/31/1996      11,098                                   11,765
11/30/1996      11,249                                   11,980
12/31/1996      11,237                                   11,929
 1/31/1997      11,267                                   11,952
 2/28/1997      11,379                                   12,062
 3/31/1997      11,260                                   11,901
 4/30/1997      11,334                                   12,001
 5/31/1997      11,487                                   12,181
 6/30/1997      11,610                                   12,311
 7/31/1997      11,911                                   12,652
 8/31/1997      11,831                                   12,533
 9/30/1997      11,943                                   12,682
10/31/1997      12,009                                   12,764
11/30/1997      12,080                                   12,839
12/31/1997      12,236                                   13,026
 1/31/1998      12,327                                   13,160
 2/28/1998      12,351                                   13,164
 3/31/1998      12,379                                   13,176
 4/30/1998      12,307                                   13,117
 5/31/1998      12,468                                   13,324
 6/30/1998      12,490                                   13,377
 7/31/1998      12,511                                   13,410
 8/31/1998      12,655                                   13,617
 9/30/1998      12,758                                   13,787
10/31/1998      12,708                                   13,787
11/30/1998      12,744                                   13,835
12/31/1998      12,776                                   13,870
 1/31/1999      12,895                                   14,035
 2/28/1999      12,847                                   13,974
 3/31/1999      12,864                                   13,993
 4/30/1999      12,912                                   14,028
 5/31/1999      12,863                                   13,947
 6/30/1999      12,700                                   13,746
 7/31/1999      12,709                                   13,796
 8/31/1999      12,549                                   13,685
 9/30/1999      12,509                                   13,691
10/31/1999      12,307                                   13,543
11/30/1999      12,393                                   13,687
12/31/1999      12,277                                   13,585
 1/31/2000      12,192                                   13,526
 2/29/2000      12,312                                   13,683
 3/31/2000      12,575                                   13,982
 4/30/2000      12,436                                   13,899
 5/31/2000      12,200                                   13,827
 6/30/2000      12,481                                   14,193
 7/31/2000      12,649                                   14,391
 8/31/2000      12,826                                   14,613
 9/30/2000      12,746                                   14,537
10/31/2000      12,850                                   14,695
11/30/2000      12,939                                   14,806
12/31/2000      13,304                                   15,172
 1/31/2001      13,357                                   15,323
 2/28/2001      13,367                                   15,371
 3/31/2001      13,454                                   15,509
 4/30/2001      13,237                                   15,341
 5/31/2001      13,389                                   15,506
 6/30/2001      13,477                                   15,610
 7/31/2001      13,687                                   15,841
 8/31/2001      13,924                                   16,102
 9/30/2001      13,772                                   16,048
10/31/2001      13,909                                   16,231
11/30/2001      13,792                                   16,102
12/31/2001      13,609                                   15,950
 1/31/2002      13,750                                   16,227
 2/28/2002      13,950                                   16,422
 3/31/2002      13,647                                   16,100
 4/30/2002      13,904                                   16,415
 5/31/2002      13,994                                   16,515
 6/30/2002      14,129                                   16,689
 7/31/2002      14,258                                   16,904
 8/31/2002      14,378                                   17,107
 9/30/2002      14,712                                   17,482
10/31/2002      14,374                                   17,192
11/30/2002      14,309                                   17,121
12/31/2002      14,631                                   17,482
 1/31/2003      14,522                                   17,437
 2/28/2003      14,793                                   17,681
 3/31/2003      14,765                                   17,692
 4/30/2003      14,899                                   17,809
 5/31/2003      15,166                                   18,226
 6/30/2003      15,057                                   18,148
 7/31/2003      14,548                                   17,513
 8/31/2003      14,687                                   17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 12/23/91. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/7/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,146 ON AUGUST 31, 2003; $14,424, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.46% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE LOUISIANA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Louisiana's economy has painted a decidedly mixed picture. Although higher energy prices have resulted in increased drilling activity, the same trend has led to layoffs in the petrochemical sector. While New Orleans' tourism has yet to recover, the city's shipbuilders have gained large new military orders. The state's August 2003 jobless rate was 7.2%, up from 6.2% a year ago.

- Insured* education bonds were the Portfolio's largest weighting. In an uncertain economy, these bonds were especially attractive. Colleges and universities have tended to enjoy stable tuition income even while other types of bond issuers have faced declining revenues.

- Insured* general obligations (GOs) constituted a large investment, representing a dependable revenue stream and enhanced quality. Louisiana's GO debt was upgraded during the fiscal year by Moody's to A1 from A2, a rarity among states in this tentative economy.

- Senior living/life care bonds played a key role in the Portfolio. These bonds, which are often unrated, provide financing for alternative health care facilities for senior citizens. While they require especially intensive analysis, they typically provide above-average yields.

- In a changing interest rate environment, management continued to fine-tune the Portfolio's coupon structure. Management was also able to take advantage of the market correction by upgrading the overall credit quality of the Portfolio.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.89% and 2.05%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.61 on August 31, 2003 from $9.79 on August 31, 2002, and the reinvestment of $0.462 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.15 from $10.35, and the reinvestment of $0.413 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.61 per share for Class A and $10.15 per share for Class B, the Fund's distribution rates were 4.86% and 4.11%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.95% and 6.73%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.59% and 3.88%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.51% and 6.35%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        4.5%
A                8.4%
AAA             78.7%
BBB              8.4%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                      CLASS A                CLASS B
------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                              2.89%                 2.05%
Five Years                                            4.25                  3.43
Ten Years                                             N.A.                  3.93
Life of Fund+                                         4.81                  4.98

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -2.01%                -2.86%
Five Years                                            3.24                  3.10
Ten Years                                             N.A.                  3.93
Life of Fund+                                         4.27                  4.98

+Inception date: Class A: 2/14/94; Class B: 10/2/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE LOUISIANA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                            EATON VANCE LOUISIANA- B
                               Inception: 10/2/92

                 FUND           FUND                     LEHMAN
               VALUE AT      VALUE WITH              MUNICIPAL BOND
   DATE          NAV        SALES CHARGE                 INDEX
----------------------------------------------------------------------
 8/31/1993      10,000          N/A                      10,000
 9/30/1993      10,143                                   10,114
10/31/1993      10,140                                   10,133
11/30/1993      10,020                                   10,044
12/31/1993      10,284                                   10,256
 1/31/1994      10,407                                   10,373
 2/28/1994      10,027                                   10,105
 3/31/1994       9,398                                    9,693
 4/30/1994       9,481                                    9,775
 5/31/1994       9,603                                    9,860
 6/30/1994       9,484                                    9,800
 7/31/1994       9,692                                    9,979
 8/31/1994       9,680                                   10,014
 9/30/1994       9,484                                    9,867
10/31/1994       9,220                                    9,692
11/30/1994       8,961                                    9,516
12/31/1994       9,227                                    9,726
 1/31/1995       9,577                                   10,004
 2/28/1995       9,905                                   10,295
 3/31/1995       9,972                                   10,413
 4/30/1995       9,947                                   10,426
 5/31/1995      10,155                                   10,758
 6/30/1995       9,986                                   10,664
 7/31/1995      10,060                                   10,765
 8/31/1995      10,172                                   10,902
 9/30/1995      10,245                                   10,971
10/31/1995      10,431                                   11,130
11/30/1995      10,617                                   11,315
12/31/1995      10,742                                   11,424
 1/31/1996      10,754                                   11,510
 2/29/1996      10,589                                   11,432
 3/31/1996      10,431                                   11,286
 4/30/1996      10,433                                   11,254
 5/31/1996      10,476                                   11,250
 6/30/1996      10,575                                   11,372
 7/31/1996      10,678                                   11,475
 8/31/1996      10,657                                   11,473
 9/30/1996      10,831                                   11,633
10/31/1996      10,936                                   11,765
11/30/1996      11,110                                   11,980
12/31/1996      11,079                                   11,929
 1/31/1997      11,089                                   11,952
 2/28/1997      11,182                                   12,062
 3/31/1997      11,078                                   11,901
 4/30/1997      11,142                                   12,001
 5/31/1997      11,264                                   12,181
 6/30/1997      11,354                                   12,311
 7/31/1997      11,665                                   12,652
 8/31/1997      11,565                                   12,533
 9/30/1997      11,667                                   12,682
10/31/1997      11,757                                   12,764
11/30/1997      11,841                                   12,839
12/31/1997      11,996                                   13,026
 1/31/1998      12,054                                   13,160
 2/28/1998      12,058                                   13,164
 3/31/1998      12,087                                   13,176
 4/30/1998      11,971                                   13,117
 5/31/1998      12,202                                   13,324
 6/30/1998      12,191                                   13,377
 7/31/1998      12,202                                   13,410
 8/31/1998      12,418                                   13,617
 9/30/1998      12,581                                   13,787
10/31/1998      12,484                                   13,787
11/30/1998      12,544                                   13,835
12/31/1998      12,539                                   13,870
 1/31/1999      12,682                                   14,035
 2/28/1999      12,573                                   13,974
 3/31/1999      12,551                                   13,993
 4/30/1999      12,571                                   14,028
 5/31/1999      12,447                                   13,947
 6/30/1999      12,221                                   13,746
 7/31/1999      12,202                                   13,796
 8/31/1999      11,966                                   13,685
 9/30/1999      11,886                                   13,691
10/31/1999      11,609                                   13,543
11/30/1999      11,714                                   13,687
12/31/1999      11,571                                   13,585
 1/31/2000      11,420                                   13,526
 2/29/2000      11,648                                   13,683
 3/31/2000      11,967                                   13,982
 4/30/2000      11,838                                   13,899
 5/31/2000      11,727                                   13,827
 6/30/2000      12,077                                   14,193
 7/31/2000      12,303                                   14,391
 8/31/2000      12,525                                   14,613
 9/30/2000      12,442                                   14,537
10/31/2000      12,591                                   14,695
11/30/2000      12,688                                   14,806
12/31/2000      13,174                                   15,172
 1/31/2001      13,195                                   15,323
 2/28/2001      13,241                                   15,371
 3/31/2001      13,362                                   15,509
 4/30/2001      13,094                                   15,341
 5/31/2001      13,283                                   15,506
 6/30/2001      13,383                                   15,610
 7/31/2001      13,616                                   15,841
 8/31/2001      13,875                                   16,102
 9/30/2001      13,753                                   16,048
10/31/2001      13,874                                   16,231
11/30/2001      13,773                                   16,102
12/31/2001      13,592                                   15,950
 1/31/2002      13,785                                   16,227
 2/28/2002      13,983                                   16,422
 3/31/2002      13,630                                   16,100
 4/30/2002      13,856                                   16,415
 5/31/2002      13,958                                   16,515
 6/30/2002      14,092                                   16,689
 7/31/2002      14,260                                   16,904
 8/31/2002      14,406                                   17,107
 9/30/2002      14,776                                   17,482
10/31/2002      14,430                                   17,192
11/30/2002      14,353                                   17,121
12/31/2002      14,684                                   17,482
 1/31/2003      14,548                                   17,437
 2/28/2003      14,759                                   17,681
 3/31/2003      14,731                                   17,692
 4/30/2003      14,849                                   17,809
 5/31/2003      15,126                                   18,226
 6/30/2003      15,063                                   18,148
 7/31/2003      14,606                                   17,513
 8/31/2003      14,701                                   17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 10/2/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 2/14/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,652 ON AUGUST 31, 2003; $14,906, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.78% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE MARYLAND MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT DISCUSSION

- Maryland's economy reflected the improving conditions seen elsewhere in the nation. Manufacturing held steady amid signs of increasing demand. Financial services and health care promoted job growth, while residential construction remained very strong. The state's August 2003 jobless rate was 4.2%, down from 4.3% a year ago.

- Escrowed bonds were the Portfolio's largest weighting at August 31, 2003. Because the bonds are pre-refunded and backed by Treasuries, they are considered very high quality and, therefore, were prized in a difficult credit climate. In addition, some escrowed bonds carry above-average coupons.

- Insured* transportation bonds represented a significant commitment for the Portfolio, and helped finance maintenance and facilities at the area's busy Baltimore-Washington Airport. Investments also included selected Puerto Rico highway bonds.

- Insured* education bonds were large investments for the Portfolio. In an uncertain economic climate, university bonds were especially attractive. Institutions whose applications for admission consistently exceed placement capacity have tended to enjoy stable tuition income, even while other types of bond issuers have faced declining revenues.

- Management extended its efforts to maintain good call protection. With an increase in the rate of refundings by municipal bond issuers, call protection has become an increasingly important strategic consideration for municipal investors.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.58% and 1.80%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.50 on August 31, 2003 from $9.70 on August 31, 2002, and the reinvestment of $0.449 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.36 from $10.58, and the reinvestment of $0.412 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.50 per share for Class A and $10.36 per share for Class B, the Fund's distribution rates were 4.73% and 3.98%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.64% and 6.43%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.43% and 3.91%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.16% and 6.32%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        8.2%
A                8.6%
AA              18.2%
AAA             53.0%
BBB              9.8%
CCC              2.2%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.09% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                      CLASS A               CLASS B
------------------------------------------------------------------------------------
One Year                                              2.58%                 1.80%
Five Years                                            3.73                  2.91
Ten Years                                             N.A.                  3.87
Life of Fund+                                         4.44                  4.93

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -2.26%          -3.09%
Five Years                                            2.72            2.57
Ten Years                                             N.A.            3.87
Life of Fund+                                         3.92            4.93

+Inception date: Class A: 12/10/93; Class B: 2/3/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MARYLAND MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE MARYLAND- B
                                Inception: 2/3/92

                 FUND           FUND                     LEHMAN
               VALUE AT      VALUE WITH              MUNICIPAL BOND
   DATE          NAV        SALES CHARGE                 INDEX
----------------------------------------------------------------------
 8/31/1993      10,000          N/A                      10,000
 9/30/1993      10,152                                   10,114
10/31/1993      10,157                                   10,133
11/30/1993      10,017                                   10,044
12/31/1993      10,261                                   10,256
 1/31/1994      10,382                                   10,373
 2/28/1994      10,048                                   10,105
 3/31/1994       9,420                                    9,693
 4/30/1994       9,444                                    9,775
 5/31/1994       9,544                                    9,860
 6/30/1994       9,442                                    9,800
 7/31/1994       9,656                                    9,979
 8/31/1994       9,690                                   10,014
 9/30/1994       9,483                                    9,867
10/31/1994       9,218                                    9,692
11/30/1994       8,939                                    9,516
12/31/1994       9,249                                    9,726
 1/31/1995       9,584                                   10,004
 2/28/1995       9,957                                   10,295
 3/31/1995      10,052                                   10,413
 4/30/1995      10,023                                   10,426
 5/31/1995      10,348                                   10,758
 6/30/1995      10,118                                   10,664
 7/31/1995      10,200                                   10,765
 8/31/1995      10,340                                   10,902
 9/30/1995      10,402                                   10,971
10/31/1995      10,616                                   11,130
11/30/1995      10,851                                   11,315
12/31/1995      10,995                                   11,424
 1/31/1996      11,079                                   11,510
 2/29/1996      10,925                                   11,432
 3/31/1996      10,748                                   11,286
 4/30/1996      10,718                                   11,254
 5/31/1996      10,707                                   11,250
 6/30/1996      10,814                                   11,372
 7/31/1996      10,915                                   11,475
 8/31/1996      10,903                                   11,473
 9/30/1996      11,083                                   11,633
10/31/1996      11,165                                   11,765
11/30/1996      11,346                                   11,980
12/31/1996      11,302                                   11,929
 1/31/1997      11,289                                   11,952
 2/28/1997      11,400                                   12,062
 3/31/1997      11,242                                   11,901
 4/30/1997      11,347                                   12,001
 5/31/1997      11,508                                   12,181
 6/30/1997      11,618                                   12,311
 7/31/1997      11,923                                   12,652
 8/31/1997      11,845                                   12,533
 9/30/1997      11,965                                   12,682
10/31/1997      12,030                                   12,764
11/30/1997      12,110                                   12,839
12/31/1997      12,273                                   13,026
 1/31/1998      12,384                                   13,160
 2/28/1998      12,374                                   13,164
 3/31/1998      12,379                                   13,176
 4/30/1998      12,297                                   13,117
 5/31/1998      12,488                                   13,324
 6/30/1998      12,499                                   13,377
 7/31/1998      12,496                                   13,410
 8/31/1998      12,671                                   13,617
 9/30/1998      12,760                                   13,787
10/31/1998      12,723                                   13,787
11/30/1998      12,618                                   13,835
12/31/1998      12,591                                   13,870
 1/31/1999      12,743                                   14,035
 2/28/1999      12,730                                   13,974
 3/31/1999      12,722                                   13,993
 4/30/1999      12,754                                   14,028
 5/31/1999      12,527                                   13,947
 6/30/1999      12,330                                   13,746
 7/31/1999      12,337                                   13,796
 8/31/1999      12,132                                   13,685
 9/30/1999      12,056                                   13,691
10/31/1999      11,797                                   13,543
11/30/1999      11,891                                   13,687
12/31/1999      11,773                                   13,585
 1/31/2000      11,661                                   13,526
 2/29/2000      11,860                                   13,683
 3/31/2000      12,134                                   13,982
 4/30/2000      12,056                                   13,899
 5/31/2000      11,946                                   13,827
 6/30/2000      12,211                                   14,193
 7/31/2000      12,405                                   14,391
 8/31/2000      12,557                                   14,613
 9/30/2000      12,486                                   14,537
10/31/2000      12,604                                   14,695
11/30/2000      12,709                                   14,806
12/31/2000      13,054                                   15,172
 1/31/2001      13,086                                   15,323
 2/28/2001      13,178                                   15,371
 3/31/2001      13,294                                   15,509
 4/30/2001      13,159                                   15,341
 5/31/2001      13,290                                   15,506
 6/30/2001      13,372                                   15,610
 7/31/2001      13,559                                   15,841
 8/31/2001      13,810                                   16,102
 9/30/2001      13,715                                   16,048
10/31/2001      13,860                                   16,231
11/30/2001      13,774                                   16,102
12/31/2001      13,624                                   15,950
 1/31/2002      13,786                                   16,227
 2/28/2002      13,926                                   16,422
 3/31/2002      13,675                                   16,100
 4/30/2002      13,882                                   16,415
 5/31/2002      13,941                                   16,515
 6/30/2002      14,072                                   16,689
 7/31/2002      14,236                                   16,904
 8/31/2002      14,365                                   17,107
 9/30/2002      14,726                                   17,482
10/31/2002      14,389                                   17,192
11/30/2002      14,327                                   17,121
12/31/2002      14,611                                   17,482
 1/31/2003      14,548                                   17,437
 2/28/2003      14,767                                   17,681
 3/31/2003      14,767                                   17,692
 4/30/2003      14,911                                   17,809
 5/31/2003      15,167                                   18,226
 6/30/2003      15,091                                   18,148
 7/31/2003      14,504                                   17,513
 8/31/2003      14,624                                   17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 2/3/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/10/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,253 ON AUGUST 31, 2003; $14,527, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.93% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE MISSOURI MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- The Missouri economic recovery was hindered by selected layoffs in areas such as textiles and electronics. The airline industry was especially hard hit. There have been, however, bright spots in the service sector, as well as strength in residiential construction. The state's August 2003 jobless rate was 5.6%, up from 5.5% a year ago.

- The Portfolio's largest sector weighting at August 31, 2003 was hospital bonds. Amid limited new supply of Missouri bonds, management focused on institutions we believe have sound financial underpinnings, strong management, success in containing costs and a marketable range of health care offerings.

- Insured* general obligations (GOs) were prominent holdings of the Portfolio, providing quality and relative stability at a time when the economy pressured economically-sensitive issuers. GOs issued by Missouri counties performed relatively well during the period, reflecting the state's more conservatively managed budget.

- Escrowed bonds were a significant investment for the Portfolio. These bonds, which are pre-refunded and backed by U.S. Treasury bonds, are considered very high quality issues and, at times, carry above-average coupons.

- The Portfolio continued to emphasize diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. Management also emphasized good call protection, which remains a strategic priority.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 3.18% and 2.52%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.89 on August 31, 2003 from $10.09 on August 31, 2002, and the reinvestment of $0.518 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.93 from $11.14, and the reinvestment of $0.491 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.89 per share for Class A and $10.93 per share for Class B, the Fund's distribution rates were 5.27% and 4.49%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.63% and 7.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.26% and 3.68%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.97% and 6.02%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated       12.0%
A               11.7%
AA               5.3%
AAA             61.6%
BB               2.0%
BBB              7.4%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                     CLASS A              CLASS B
------------------------------------------------------------------------------------
One Year                                              3.18%                 2.52%
Five Years                                            4.48                  3.63
Ten Years                                             N.A.                  4.42
Life of Fund+                                         5.04                  5.60

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -1.69%                -2.38%
Five Years                                            3.47                  3.30
Ten Years                                             N.A.                  4.42
Life of Fund+                                         4.52                  5.60

+Inception date: Class A: 12/7/93; Class B: 5/1/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MISSOURI MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE MISSOURI- B
                                Inception: 5/1/92

                FUND          FUND                   LEHMAN
              VALUE AT     VALUE WITH             MUNICIPAL BOND
   DATE         NAV       SALES CHARGE                INDEX
----------------------------------------------------------------
 8/31/1993     10,000          N/A                        10,000
 9/30/1993     10,133                                     10,114
10/31/1993     10,121                                     10,133
11/30/1993      9,984                                     10,044
12/31/1993     10,220                                     10,256
 1/31/1994     10,339                                     10,373
 2/28/1994     10,021                                     10,105
 3/31/1994      9,431                                      9,693
 4/30/1994      9,465                                      9,775
 5/31/1994      9,565                                      9,860
 6/30/1994      9,494                                      9,800
 7/31/1994      9,687                                      9,979
 8/31/1994      9,694                                     10,014
 9/30/1994      9,491                                      9,867
10/31/1994      9,231                                      9,692
11/30/1994      8,967                                      9,516
12/31/1994      9,265                                      9,726
 1/31/1995      9,634                                     10,004
 2/28/1995      9,982                                     10,295
 3/31/1995     10,057                                     10,413
 4/30/1995     10,069                                     10,426
 5/31/1995     10,429                                     10,758
 6/30/1995     10,263                                     10,664
 7/31/1995     10,304                                     10,765
 8/31/1995     10,451                                     10,902
 9/30/1995     10,512                                     10,971
10/31/1995     10,702                                     11,130
11/30/1995     10,933                                     11,315
12/31/1995     11,063                                     11,424
 1/31/1996     11,135                                     11,510
 2/29/1996     10,983                                     11,432
 3/31/1996     10,768                                     11,286
 4/30/1996     10,728                                     11,254
 5/31/1996     10,727                                     11,250
 6/30/1996     10,843                                     11,372
 7/31/1996     10,953                                     11,475
 8/31/1996     10,932                                     11,473
 9/30/1996     11,120                                     11,633
10/31/1996     11,233                                     11,765
11/30/1996     11,422                                     11,980
12/31/1996     11,369                                     11,929
 1/31/1997     11,368                                     11,952
 2/28/1997     11,499                                     12,062
 3/31/1997     11,333                                     11,901
 4/30/1997     11,427                                     12,001
 5/31/1997     11,608                                     12,181
 6/30/1997     11,716                                     12,311
 7/31/1997     12,059                                     12,652
 8/31/1997     11,962                                     12,533
 9/30/1997     12,071                                     12,682
10/31/1997     12,135                                     12,764
11/30/1997     12,215                                     12,839
12/31/1997     12,408                                     13,026
 1/31/1998     12,518                                     13,160
 2/28/1998     12,554                                     13,164
 3/31/1998     12,570                                     13,176
 4/30/1998     12,480                                     13,117
 5/31/1998     12,679                                     13,324
 6/30/1998     12,702                                     13,377
 7/31/1998     12,711                                     13,410
 8/31/1998     12,895                                     13,617
 9/30/1998     13,017                                     13,787
10/31/1998     12,970                                     13,787
11/30/1998     13,018                                     13,835
12/31/1998     13,037                                     13,870
 1/31/1999     13,152                                     14,035
 2/28/1999     13,084                                     13,974
 3/31/1999     13,066                                     13,993
 4/30/1999     13,099                                     14,028
 5/31/1999     13,018                                     13,947
 6/30/1999     12,792                                     13,746
 7/31/1999     12,789                                     13,796
 8/31/1999     12,578                                     13,685
 9/30/1999     12,517                                     13,691
10/31/1999     12,253                                     13,543
11/30/1999     12,359                                     13,687
12/31/1999     12,189                                     13,585
 1/31/2000     12,012                                     13,526
 2/29/2000     12,235                                     13,683
 3/31/2000     12,533                                     13,982
 4/30/2000     12,450                                     13,899
 5/31/2000     12,324                                     13,827
 6/30/2000     12,654                                     14,193
 7/31/2000     12,851                                     14,391
 8/31/2000     13,033                                     14,613
 9/30/2000     12,946                                     14,537
10/31/2000     13,095                                     14,695
11/30/2000     13,181                                     14,806
12/31/2000     13,554                                     15,172
 1/31/2001     13,618                                     15,323
 2/28/2001     13,705                                     15,371
 3/31/2001     13,826                                     15,509
 4/30/2001     13,625                                     15,341
 5/31/2001     13,788                                     15,506
 6/30/2001     13,904                                     15,610
 7/31/2001     14,149                                     15,841
 8/31/2001     14,445                                     16,102
 9/30/2001     14,361                                     16,048
10/31/2001     14,499                                     16,231
11/30/2001     14,371                                     16,102
12/31/2001     14,218                                     15,950
 1/31/2002     14,308                                     16,227
 2/28/2002     14,482                                     16,422
 3/31/2002     14,241                                     16,100
 4/30/2002     14,482                                     16,415
 5/31/2002     14,589                                     16,515
 6/30/2002     14,715                                     16,689
 7/31/2002     14,886                                     16,904
 8/31/2002     15,037                                     17,107
 9/30/2002     15,365                                     17,482
10/31/2002     15,038                                     17,192
11/30/2002     14,972                                     17,121
12/31/2002     15,302                                     17,482
 1/31/2003     15,221                                     17,437
 2/28/2003     15,435                                     17,681
 3/31/2003     15,430                                     17,692
 4/30/2003     15,581                                     17,809
 5/31/2003     15,846                                     18,226
 6/30/2003     15,738                                     18,148
 7/31/2003     15,273                                     17,513
 8/31/2003     15,416                                     17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 5/1/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/7/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $16,140 ON AUGUST 31, 2003; $15,371, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.02% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE NORTH CAROLINA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- North Carolina's economy brightened in 2003, as the service and housing sectors expanded and manufacturing strengthened. Demand rose for the state's textiles, electronics and plastics, although apparel remained under pressure from Asian imports. The state's August 2003 jobless rate was 6.5%, down from 6.6% a year ago.

- The Portfolio's largest sector investment at August 31, 2003 was electric utility bonds. In a slow economy, these essential services bonds are prized by investors for their stable revenues. The Portfolio's investments included county and state issuers, as well as selected Puerto Rico bonds.

- Water and sewer issuers remained an important focus for the Portfolio. Water and sewer bonds have offered stable revenue stream in an uncertain economic environment. The sector has offered excellent diversification as North Carolina communities upgrade their water facilities to accommodate population growth.

- The North Carolina municipal market has been characterized by relatively ample supply in recent months. In this climate, management has upgraded the Portfolio's quality through selective purchases, including state and local general obligations and an arena lease issue for Charlotte's NBA franchise.

- Management sold some holdings during the time period. Bonds sold included some airline issues, which were among the Portfolio's lagging performers. The airline industry has been especially hard-pressed by the uncertain economy, low travel volumes and skyrocketing fuel costs.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 1.80% and 1.23%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.32 on August 31, 2003 from $9.60 on August 31, 2002, and the reinvestment of $0.452 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.03 from $10.31, and the reinvestment of $0.408 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.32 per share for Class A and $10.03 per share for Class B, the Fund's distribution rates were 4.85% and 4.07%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.13% and 6.82%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 3.79% and 3.23%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.35% and 5.42%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        0.2%
A                8.8%
AA              23.9%
AAA             50.0%
BBB             17.1%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME AND INTANGIBLES TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX.
     (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 40.36% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                     CLASS A              CLASS B
------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                              1.80%                 1.23%
Five Years                                            3.88                  3.10
Ten Years                                             N.A.                  3.75
Life of Fund+                                         4.39                  4.84

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -3.04%                -3.64%
Five Years                                            2.88                  2.77
Ten Years                                             N.A.                  3.75
Life of Fund+                                         3.87                  4.84

+Inception date: Class A: 12/7/93; Class B: 10/23/91

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NORTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX** AUGUST 31, 1993 - AUGUST 31, 2003

                            EATON VANCE NORTH CAROLINA- B
                               Inception: 10/23/91

                FUND          FUND                   LEHMAN
              VALUE AT     VALUE WITH            MUNICIPAL BOND
   DATE         NAV       SALES CHARGE                INDEX
----------------------------------------------------------------
 8/31/1993     10,000          N/A                        10,000
 9/30/1993     10,107                                     10,114
10/31/1993     10,085                                     10,133
11/30/1993      9,962                                     10,044
12/31/1993     10,192                                     10,256
 1/31/1994     10,313                                     10,373
 2/28/1994     10,015                                     10,105
 3/31/1994      9,467                                      9,693
 4/30/1994      9,510                                      9,775
 5/31/1994      9,573                                      9,860
 6/30/1994      9,471                                      9,800
 7/31/1994      9,638                                      9,979
 8/31/1994      9,663                                     10,014
 9/30/1994      9,503                                      9,867
10/31/1994      9,255                                      9,692
11/30/1994      8,974                                      9,516
12/31/1994      9,248                                      9,726
 1/31/1995      9,576                                     10,004
 2/28/1995      9,883                                     10,295
 3/31/1995      9,979                                     10,413
 4/30/1995      9,961                                     10,426
 5/31/1995     10,209                                     10,758
 6/30/1995     10,027                                     10,664
 7/31/1995     10,059                                     10,765
 8/31/1995     10,149                                     10,902
 9/30/1995     10,219                                     10,971
10/31/1995     10,444                                     11,130
11/30/1995     10,680                                     11,315
12/31/1995     10,792                                     11,424
 1/31/1996     10,823                                     11,510
 2/29/1996     10,687                                     11,432
 3/31/1996     10,518                                     11,286
 4/30/1996     10,518                                     11,254
 5/31/1996     10,506                                     11,250
 6/30/1996     10,592                                     11,372
 7/31/1996     10,662                                     11,475
 8/31/1996     10,639                                     11,473
 9/30/1996     10,810                                     11,633
10/31/1996     10,892                                     11,765
11/30/1996     11,074                                     11,980
12/31/1996     11,008                                     11,929
 1/31/1997     11,006                                     11,952
 2/28/1997     11,095                                     12,062
 3/31/1997     10,947                                     11,901
 4/30/1997     11,042                                     12,001
 5/31/1997     11,215                                     12,181
 6/30/1997     11,326                                     12,311
 7/31/1997     11,688                                     12,652
 8/31/1997     11,542                                     12,533
 9/30/1997     11,642                                     12,682
10/31/1997     11,718                                     12,764
11/30/1997     11,777                                     12,839
12/31/1997     11,941                                     13,026
 1/31/1998     12,064                                     13,160
 2/28/1998     12,054                                     13,164
 3/31/1998     12,059                                     13,176
 4/30/1998     11,964                                     13,117
 5/31/1998     12,146                                     13,324
 6/30/1998     12,191                                     13,377
 7/31/1998     12,200                                     13,410
 8/31/1998     12,399                                     13,617
 9/30/1998     12,536                                     13,787
10/31/1998     12,485                                     13,787
11/30/1998     12,531                                     13,835
12/31/1998     12,525                                     13,870
 1/31/1999     12,629                                     14,035
 2/28/1999     12,568                                     13,974
 3/31/1999     12,572                                     13,993
 4/30/1999     12,593                                     14,028
 5/31/1999     12,508                                     13,947
 6/30/1999     12,309                                     13,746
 7/31/1999     12,317                                     13,796
 8/31/1999     12,122                                     13,685
 9/30/1999     12,081                                     13,691
10/31/1999     11,869                                     13,543
11/30/1999     11,964                                     13,687
12/31/1999     11,812                                     13,585
 1/31/2000     11,702                                     13,526
 2/29/2000     11,894                                     13,683
 3/31/2000     12,175                                     13,982
 4/30/2000     12,099                                     13,899
 5/31/2000     11,979                                     13,827
 6/30/2000     12,304                                     14,193
 7/31/2000     12,505                                     14,391
 8/31/2000     12,703                                     14,613
 9/30/2000     12,636                                     14,537
10/31/2000     12,761                                     14,695
11/30/2000     12,821                                     14,806
12/31/2000     13,151                                     15,172
 1/31/2001     13,227                                     15,323
 2/28/2001     13,262                                     15,371
 3/31/2001     13,371                                     15,509
 4/30/2001     13,172                                     15,341
 5/31/2001     13,307                                     15,506
 6/30/2001     13,394                                     15,610
 7/31/2001     13,600                                     15,841
 8/31/2001     13,818                                     16,102
 9/30/2001     13,656                                     16,048
10/31/2001     13,750                                     16,231
11/30/2001     13,648                                     16,102
12/31/2001     13,535                                     15,950
 1/31/2002     13,687                                     16,227
 2/28/2002     13,856                                     16,422
 3/31/2002     13,626                                     16,100
 4/30/2002     13,823                                     16,415
 5/31/2002     13,883                                     16,515
 6/30/2002     14,002                                     16,689
 7/31/2002     14,169                                     16,904
 8/31/2002     14,272                                     17,107
 9/30/2002     14,516                                     17,482
10/31/2002     14,157                                     17,192
11/30/2002     14,135                                     17,121
12/31/2002     14,450                                     17,482
 1/31/2003     14,272                                     17,437
 2/28/2003     14,467                                     17,681
 3/31/2003     14,453                                     17,692
 4/30/2003     14,598                                     17,809
 5/31/2003     14,816                                     18,226
 6/30/2003     14,738                                     18,148
 7/31/2003     14,354                                     17,513
 8/31/2003     14,447                                     17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 10/23/91. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/7/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,191 ON AUGUST 31, 2003; $14,468, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 98.14% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE OREGON MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT DISCUSSION

- Like its neighbors, Oregon has found the path to economic recovery a tortuous one. Job growth in service sectors has provided a boost, but manufacturing has been less robust, with continued job losses in durable and non-durable goods. Oregon's August 2003 jobless rate was 8.0%, up from 7.2% a year ago.

- Housing bonds constituted the Portfolio's largest sector concentration at August 31, 2003. Housing investments were diversified according to coupon, issuer and project type, and included state and local issues for single and multi-family projects alike.

- General obligations (GO) again played a prominent role in the Portfolio. Given the revenue problems facing some issuers, high-quality GOs and insured* GOs were prized investments and - in a market characterized by generally narrow spreads - were key to maintaining the Portfolio's credit quality.

- The Portfolio's industrial development revenue bond (IDRs) holdings have financed Oregon-based economic initiatives, while providing good income opportunities. The Portfolio's IDRs financed projects primarily for the state's pivotal paper industry, which is likely to be a major beneficiary of an eventual economic recovery.

- The market decline of late summer 2003 provided an opportunity to take some tax losses to offset the Portfolio's net realized gains. The Portfolio used the opportunity to swap into bonds that we believe offer more attractive yields and better structural characteristics.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.30% and 1.49%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.42 on August 31, 2003 from $9.69 on August 31, 2002, and the reinvestment of $0.488 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.30 from $10.60, and the reinvestment of $0.457 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.42 per share for Class A and $10.30 per share for Class B, the Fund's distribution rates were 5.18% and 4.44%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.84% and 7.57%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.58% and 4.05%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.81% and 6.91%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated       10.5%
A                4.9%
AA              41.6%
AAA             37.3%
BB               4.5%
BBB              1.2%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 41.38% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                     CLASS A              CLASS B
------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                              2.30%                 1.49%
Five Years                                            4.29                  3.46
Ten Years                                             N.A.                  3.89
Life of Fund+                                         4.51                  5.06

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -2.53%                -3.36%
Five Years                                            3.29                  3.13
Ten Years                                             N.A.                  3.89
Life of Fund+                                         3.99                  5.06

+Inception date: Class A: 12/28/93; Class B: 12/24/91

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OREGON MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX** AUGUST 31, 1993 - AUGUST 31, 2003

                               EATON VANCE OREGON-B
                               Inception: 12/24/91

                FUND          FUND                   LEHMAN
              VALUE AT     VALUE WITH            MUNICIPAL BOND
   DATE         NAV       SALES CHARGE                INDEX
----------------------------------------------------------------
 8/31/1993     10,000          N/A                        10,000
 9/30/1993     10,077                                     10,114
10/31/1993     10,073                                     10,133
11/30/1993      9,970                                     10,044
12/31/1993     10,197                                     10,256
 1/31/1994     10,326                                     10,373
 2/28/1994     10,022                                     10,105
 3/31/1994      9,443                                      9,693
 4/30/1994      9,485                                      9,775
 5/31/1994      9,556                                      9,860
 6/30/1994      9,455                                      9,800
 7/31/1994      9,629                                      9,979
 8/31/1994      9,653                                     10,014
 9/30/1994      9,437                                      9,867
10/31/1994      9,183                                      9,692
11/30/1994      8,924                                      9,516
12/31/1994      9,233                                      9,726
 1/31/1995      9,585                                     10,004
 2/28/1995      9,945                                     10,295
 3/31/1995     10,009                                     10,413
 4/30/1995     10,000                                     10,426
 5/31/1995     10,323                                     10,758
 6/30/1995     10,153                                     10,664
 7/31/1995     10,203                                     10,765
 8/31/1995     10,350                                     10,902
 9/30/1995     10,409                                     10,971
10/31/1995     10,590                                     11,130
11/30/1995     10,781                                     11,315
12/31/1995     10,891                                     11,424
 1/31/1996     10,941                                     11,510
 2/29/1996     10,817                                     11,432
 3/31/1996     10,660                                     11,286
 4/30/1996     10,638                                     11,254
 5/31/1996     10,636                                     11,250
 6/30/1996     10,731                                     11,372
 7/31/1996     10,788                                     11,475
 8/31/1996     10,744                                     11,473
 9/30/1996     10,900                                     11,633
10/31/1996     10,970                                     11,765
11/30/1996     11,106                                     11,980
12/31/1996     11,072                                     11,929
 1/31/1997     11,026                                     11,952
 2/28/1997     11,135                                     12,062
 3/31/1997     11,010                                     11,901
 4/30/1997     11,060                                     12,001
 5/31/1997     11,186                                     12,181
 6/30/1997     11,272                                     12,311
 7/31/1997     11,551                                     12,652
 8/31/1997     11,517                                     12,533
 9/30/1997     11,581                                     12,682
10/31/1997     11,666                                     12,764
11/30/1997     11,722                                     12,839
12/31/1997     11,871                                     13,026
 1/31/1998     11,958                                     13,160
 2/28/1998     11,993                                     13,164
 3/31/1998     12,019                                     13,176
 4/30/1998     11,971                                     13,117
 5/31/1998     12,125                                     13,324
 6/30/1998     12,157                                     13,377
 7/31/1998     12,188                                     13,410
 8/31/1998     12,349                                     13,617
 9/30/1998     12,470                                     13,787
10/31/1998     12,467                                     13,787
11/30/1998     12,524                                     13,835
12/31/1998     12,542                                     13,870
 1/31/1999     12,633                                     14,035
 2/28/1999     12,586                                     13,974
 3/31/1999     12,614                                     13,993
 4/30/1999     12,659                                     14,028
 5/31/1999     12,599                                     13,947
 6/30/1999     12,406                                     13,746
 7/31/1999     12,402                                     13,796
 8/31/1999     12,235                                     13,685
 9/30/1999     12,160                                     13,691
10/31/1999     11,953                                     13,543
11/30/1999     12,023                                     13,687
12/31/1999     11,874                                     13,585
 1/31/2000     11,780                                     13,526
 2/29/2000     11,992                                     13,683
 3/31/2000     12,268                                     13,982
 4/30/2000     12,195                                     13,899
 5/31/2000     12,066                                     13,827
 6/30/2000     12,385                                     14,193
 7/31/2000     12,595                                     14,391
 8/31/2000     12,789                                     14,613
 9/30/2000     12,712                                     14,537
10/31/2000     12,822                                     14,695
11/30/2000     12,831                                     14,806
12/31/2000     13,143                                     15,172
 1/31/2001     13,231                                     15,323
 2/28/2001     13,304                                     15,371
 3/31/2001     13,399                                     15,509
 4/30/2001     13,167                                     15,341
 5/31/2001     13,316                                     15,506
 6/30/2001     13,443                                     15,610
 7/31/2001     13,662                                     15,841
 8/31/2001     13,853                                     16,102
 9/30/2001     13,725                                     16,048
10/31/2001     13,887                                     16,231
11/30/2001     13,766                                     16,102
12/31/2001     13,634                                     15,950
 1/31/2002     13,787                                     16,227
 2/28/2002     13,984                                     16,422
 3/31/2002     13,697                                     16,100
 4/30/2002     13,949                                     16,415
 5/31/2002     14,054                                     16,515
 6/30/2002     14,190                                     16,689
 7/31/2002     14,318                                     16,904
 8/31/2002     14,425                                     17,107
 9/30/2002     14,698                                     17,482
10/31/2002     14,200                                     17,192
11/30/2002     14,171                                     17,121
12/31/2002     14,527                                     17,482
 1/31/2003     14,344                                     17,437
 2/28/2003     14,501                                     17,681
 3/31/2003     14,450                                     17,692
 4/30/2003     14,641                                     17,809
 5/31/2003     14,931                                     18,226
 6/30/2003     14,959                                     18,148
 7/31/2003     14,600                                     17,513
 8/31/2003     14,641                                     17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 12/24/91. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/28/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,327 ON AUGUST 31, 2003; $14,598, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.56% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE SOUTH CAROLINA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
Portfolio Manager

MANAGEMENT DISCUSSION

- South Carolina's economy has made progress in 2003. Manufac-turing showed signs of stabilizing after a period of broad decline, although textiles and furniture were hurt by imports. Housing was strong, but commercial building remained subdued. The state's August 2003 jobless rate was 6.2%, up from 5.8% a year ago.

- Hospital bonds represented the Portfolio's largest sector weighting at August 31, 2003. Management remained very selective, focusing on the more competitive county and community institutions that have sound management, favorable cost structures and good market share and are operating at high bed-capacity.

- Industrial development revenue bonds (IDRs) provided excellent sources of income for the Portfolio. The Portfolio maintained a diversified representation of South Carolina industries among its IDR holdings, including paper, autos, airlines and textiles.

- In an uncertain economy, the Portfolio maintained a focus on essential services bonds, including insured* electric utility bonds. The revenues for these issues are based on utility payments and are considered less subject to economic fluctuations than more discretionary services or purchases.

- Management continued its efforts to improve the Portfolio's call protection by focusing on non-callable issues and trading from shorter-call issues into bonds that we believe carry more favorable characteristics.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.88% and 2.06%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.45 on August 31, 2003 from $9.66 on August 31, 2002, and the reinvestment of $0.485 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.02 from $10.25, and the reinvestment of $0.440 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.45 per share for Class A and $10.02 per share for Class B, the Fund's distribution rates were 5.13% and 4.39%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.49% and 7.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.40% and 3.87%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 7.28% and 6.40%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        0.7%
A               19.9%
AA              12.7%
AAA             53.6%
B                0.8%
BBB             12.3%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 39.55% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                     CLASS A              CLASS B
------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                              2.88%                 2.06%
Five Years                                            3.93                  3.10
Ten Years                                             N.A.                  3.90
Life of Fund+                                         4.54                  4.73

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                             -1.99%                -2.83%
Five Years                                            2.93                  2.77
Ten Years                                             N.A.                  3.90
Life of Fund+                                         4.01                  4.73

+Inception date: Class A: 2/14/94; Class B: 10/2/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SOUTH CAROLINA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX** AUGUST 31, 1993 - AUGUST 31, 2003

                            EATON VANCE SOUTH CAROLINA- B
                               Inception: 10/2/92

                FUND          FUND                   LEHMAN
              VALUE AT     VALUE WITH            MUNICIPAL BOND
   DATE         NAV       SALES CHARGE                INDEX
----------------------------------------------------------------
 8/31/1993     10,000          N/A                        10,000
 9/30/1993     10,135                                     10,114
10/31/1993     10,121                                     10,133
11/30/1993      9,996                                     10,044
12/31/1993     10,255                                     10,256
 1/31/1994     10,348                                     10,373
 2/28/1994     10,027                                     10,105
 3/31/1994      9,456                                      9,693
 4/30/1994      9,517                                      9,775
 5/31/1994      9,580                                      9,860
 6/30/1994      9,495                                      9,800
 7/31/1994      9,672                                      9,979
 8/31/1994      9,696                                     10,014
 9/30/1994      9,535                                      9,867
10/31/1994      9,284                                      9,692
11/30/1994      9,020                                      9,516
12/31/1994      9,266                                      9,726
 1/31/1995      9,584                                     10,004
 2/28/1995      9,881                                     10,295
 3/31/1995      9,996                                     10,413
 4/30/1995      9,967                                     10,426
 5/31/1995     10,234                                     10,758
 6/30/1995     10,082                                     10,664
 7/31/1995     10,113                                     10,765
 8/31/1995     10,243                                     10,902
 9/30/1995     10,304                                     10,971
10/31/1995     10,509                                     11,130
11/30/1995     10,746                                     11,315
12/31/1995     10,869                                     11,424
 1/31/1996     10,921                                     11,510
 2/29/1996     10,763                                     11,432
 3/31/1996     10,603                                     11,286
 4/30/1996     10,561                                     11,254
 5/31/1996     10,569                                     11,250
 6/30/1996     10,688                                     11,372
 7/31/1996     10,812                                     11,475
 8/31/1996     10,747                                     11,473
 9/30/1996     10,919                                     11,633
10/31/1996     11,035                                     11,765
11/30/1996     11,207                                     11,980
12/31/1996     11,142                                     11,929
 1/31/1997     11,173                                     11,952
 2/28/1997     11,275                                     12,062
 3/31/1997     11,137                                     11,901
 4/30/1997     11,200                                     12,001
 5/31/1997     11,364                                     12,181
 6/30/1997     11,476                                     12,311
 7/31/1997     11,740                                     12,652
 8/31/1997     11,651                                     12,533
 9/30/1997     11,763                                     12,682
10/31/1997     11,840                                     12,764
11/30/1997     11,911                                     12,839
12/31/1997     12,065                                     13,026
 1/31/1998     12,167                                     13,160
 2/28/1998     12,192                                     13,164
 3/31/1998     12,220                                     13,176
 4/30/1998     12,137                                     13,117
 5/31/1998     12,332                                     13,324
 6/30/1998     12,366                                     13,377
 7/31/1998     12,388                                     13,410
 8/31/1998     12,578                                     13,617
 9/30/1998     12,680                                     13,787
10/31/1998     12,641                                     13,787
11/30/1998     12,687                                     13,835
12/31/1998     12,682                                     13,870
 1/31/1999     12,798                                     14,035
 2/28/1999     12,714                                     13,974
 3/31/1999     12,729                                     13,993
 4/30/1999     12,751                                     14,028
 5/31/1999     12,690                                     13,947
 6/30/1999     12,297                                     13,746
 7/31/1999     12,292                                     13,796
 8/31/1999     12,121                                     13,685
 9/30/1999     12,080                                     13,691
10/31/1999     11,842                                     13,543
11/30/1999     11,914                                     13,687
12/31/1999     11,761                                     13,585
 1/31/2000     11,664                                     13,526
 2/29/2000     11,832                                     13,683
 3/31/2000     12,103                                     13,982
 4/30/2000     12,016                                     13,899
 5/31/2000     11,921                                     13,827
 6/30/2000     12,223                                     14,193
 7/31/2000     12,375                                     14,391
 8/31/2000     12,523                                     14,613
 9/30/2000     12,444                                     14,537
10/31/2000     12,545                                     14,695
11/30/2000     12,606                                     14,806
12/31/2000     12,966                                     15,172
 1/31/2001     13,004                                     15,323
 2/28/2001     13,105                                     15,371
 3/31/2001     13,243                                     15,509
 4/30/2001     13,057                                     15,341
 5/31/2001     13,209                                     15,506
 6/30/2001     13,325                                     15,610
 7/31/2001     13,562                                     15,841
 8/31/2001     13,825                                     16,102
 9/30/2001     13,732                                     16,048
10/31/2001     13,869                                     16,231
11/30/2001     13,743                                     16,102
12/31/2001     13,577                                     15,950
 1/31/2002     13,760                                     16,227
 2/28/2002     13,947                                     16,422
 3/31/2002     13,704                                     16,100
 4/30/2002     13,906                                     16,415
 5/31/2002     13,998                                     16,515
 6/30/2002     14,108                                     16,689
 7/31/2002     14,266                                     16,904
 8/31/2002     14,360                                     17,107
 9/30/2002     14,639                                     17,482
10/31/2002     14,322                                     17,192
11/30/2002     14,290                                     17,121
12/31/2002     14,570                                     17,482
 1/31/2003     14,450                                     17,437
 2/28/2003     14,623                                     17,681
 3/31/2003     14,598                                     17,692
 4/30/2003     14,735                                     17,809
 5/31/2003     14,960                                     18,226
 6/30/2003     14,914                                     18,148
 7/31/2003     14,557                                     17,513
 8/31/2003     14,655                                     17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 10/2/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 2/14/94 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,275 ON AUGUST 31, 2003; $14,547, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.38% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE TENNESSEE MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT DISCUSSION

- Tennessee's economic recovery has gained momentum in 2003, albeit at an uneven pace. The convention industry has enjoyed increased activity, and theme park business has been brisk. While the apparel industry suffered job losses, the defense sector received $1 billion in new contracts. The August 2003 jobless rate was 5.0%, an increase from 4.8% a year ago.

- Insured* general obligations (GOs) were the Portfolio's largest sector weighting at August 31, 2003 and represented a source of quality in an uncertain economy. GOs from Tennessee counties were attractive because their conservative management style has avoided much of budgetary stress that has plagued some larger states.

- One of the Portfolio's largest concentrations was in insured* electric utilities bonds. As essential services, electric utilities represent a relatively consistent revenue source. The Portfolio supplemented its Tennessee county and local bonds with issues for the Puerto Rico Electric Power Authority.

- Insured* escrowed/prerefunded bonds were significant investments. Because they are pre-refunded and backed by Treasury bonds, escrowed/prerefunded issues are prized by investors in an uncertain credit climate and often carry above-average coupons.

- The Portfolio continued to emphasize diversification. In addition to diversifying according to issuer, sector and insurer, management had a balanced coupon allocation. Management also emphasized good call protection, which remains a strategic priority.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 3.65% and 2.79%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.79 on August 31, 2003 from $9.91 on August 31, 2002, and the reinvestment of $0.478 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.66 from $10.80, and the reinvestment of $0.440 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.79 per share for Class A and $10.66 per share for Class B, the Fund's distribution rates were 4.88% and 4.13%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.99% and 6.76%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 3.95% and 3.40%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.46% and 5.56%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        2.0%
A                3.9%
AA              18.3%
AAA             70.0%
BB               1.1%
BBB              4.7%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.90% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                          CLASS A        CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                   3.65%          2.79%
Five Years                                                 4.68           3.89
Ten Years                                                  N.A.           4.34
Life of Fund+                                              4.91           5.31

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                  -1.23%         -2.15%
Five Years                                                 3.66           3.55
Ten Years                                                  N.A.           4.34
Life of Fund+                                              4.39           5.31

+Inception date: Class A: 12/9/93; Class B: 8/25/92

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TENNESSEE MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE TENNESSEE- B
                               Inception: 8/25/92

                       FUND               FUND               LEHMAN
                     VALUE AT          VALUE WITH        MUNICIPAL BOND
   DATE                NAV            SALES CHARGE           INDEX
-------------------------------------------------------------------------
 8/31/1993            10,000              N/A                10,000
 9/30/1993            10,124                                 10,114
10/31/1993            10,119                                 10,133
11/30/1993             9,987                                 10,044
12/31/1993            10,215                                 10,256
 1/31/1994            10,345                                 10,373
 2/28/1994            10,027                                 10,105
 3/31/1994             9,441                                  9,693
 4/30/1994             9,465                                  9,775
 5/31/1994             9,567                                  9,860
 6/30/1994             9,474                                  9,800
 7/31/1994             9,700                                  9,979
 8/31/1994             9,725                                 10,014
 9/30/1994             9,517                                  9,867
10/31/1994             9,230                                  9,692
11/30/1994             8,949                                  9,516
12/31/1994             9,234                                  9,726
 1/31/1995             9,612                                 10,004
 2/28/1995             9,970                                 10,295
 3/31/1995            10,027                                 10,413
 4/30/1995             9,999                                 10,426
 5/31/1995            10,298                                 10,758
 6/30/1995            10,106                                 10,664
 7/31/1995            10,169                                 10,765
 8/31/1995            10,320                                 10,902
 9/30/1995            10,382                                 10,971
10/31/1995            10,588                                 11,130
11/30/1995            10,824                                 11,315
12/31/1995            10,979                                 11,424
 1/31/1996            11,001                                 11,510
 2/29/1996            10,866                                 11,432
 3/31/1996            10,707                                 11,286
 4/30/1996            10,687                                 11,254
 5/31/1996            10,697                                 11,250
 6/30/1996            10,795                                 11,372
 7/31/1996            10,896                                 11,475
 8/31/1996            10,853                                 11,473
 9/30/1996            11,024                                 11,633
10/31/1996            11,128                                 11,765
11/30/1996            11,311                                 11,980
12/31/1996            11,268                                 11,929
 1/31/1997            11,266                                 11,952
 2/28/1997            11,367                                 12,062
 3/31/1997            11,229                                 11,901
 4/30/1997            11,335                                 12,001
 5/31/1997            11,487                                 12,181
 6/30/1997            11,597                                 12,311
 7/31/1997            11,915                                 12,652
 8/31/1997            11,824                                 12,533
 9/30/1997            11,923                                 12,682
10/31/1997            11,987                                 12,764
11/30/1997            12,067                                 12,839
12/31/1997            12,219                                 13,026
 1/31/1998            12,296                                 13,160
 2/28/1998            12,308                                 13,164
 3/31/1998            12,334                                 13,176
 4/30/1998            12,262                                 13,117
 5/31/1998            12,431                                 13,324
 6/30/1998            12,440                                 13,377
 7/31/1998            12,460                                 13,410
 8/31/1998            12,635                                 13,617
 9/30/1998            12,759                                 13,787
10/31/1998            12,720                                 13,787
11/30/1998            12,778                                 13,835
12/31/1998            12,785                                 13,870
 1/31/1999            12,889                                 14,035
 2/28/1999            12,852                                 13,974
 3/31/1999            12,855                                 13,993
 4/30/1999            12,899                                 14,028
 5/31/1999            12,848                                 13,947
 6/30/1999            12,662                                 13,746
 7/31/1999            12,668                                 13,796
 8/31/1999            12,485                                 13,685
 9/30/1999            12,431                                 13,691
10/31/1999            12,267                                 13,543
11/30/1999            12,361                                 13,687
12/31/1999            12,233                                 13,585
 1/31/2000            12,134                                 13,526
 2/29/2000            12,312                                 13,683
 3/31/2000            12,566                                 13,982
 4/30/2000            12,502                                 13,899
 5/31/2000            12,344                                 13,827
 6/30/2000            12,704                                 14,193
 7/31/2000            12,891                                 14,391
 8/31/2000            13,086                                 14,613
 9/30/2000            13,006                                 14,537
10/31/2000            13,142                                 14,695
11/30/2000            13,201                                 14,806
12/31/2000            13,554                                 15,172
 1/31/2001            13,629                                 15,323
 2/28/2001            13,701                                 15,371
 3/31/2001            13,796                                 15,509
 4/30/2001            13,611                                 15,341
 5/31/2001            13,761                                 15,506
 6/30/2001            13,849                                 15,610
 7/31/2001            14,056                                 15,841
 8/31/2001            14,275                                 16,102
 9/30/2001            14,171                                 16,048
10/31/2001            14,267                                 16,231
11/30/2001            14,156                                 16,102
12/31/2001            14,008                                 15,950
 1/31/2002            14,202                                 16,227
 2/28/2002            14,387                                 16,422
 3/31/2002            14,068                                 16,100
 4/30/2002            14,335                                 16,415
 5/31/2002            14,439                                 16,515
 6/30/2002            14,562                                 16,689
 7/31/2002            14,731                                 16,904
 8/31/2002            14,878                                 17,107
 9/30/2002            15,194                                 17,482
10/31/2002            14,882                                 17,192
11/30/2002            14,809                                 17,121
12/31/2002            15,112                                 17,482
 1/31/2003            15,051                                 17,437
 2/28/2003            15,291                                 17,681
 3/31/2003            15,294                                 17,692
 4/30/2003            15,443                                 17,809
 5/31/2003            15,749                                 18,226
 6/30/2003            15,618                                 18,148
 7/31/2003            15,139                                 17,513
 8/31/2003            15,293                                 17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 8/25/92. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/9/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,948 ON AUGUST 31, 2003; $15,188, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.84% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE VIRGINIA MUNICIPALS FUND as of August 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT DISCUSSION

- Virginia's diverse economy has again proven a distinct advantage. Government and military spending have provided a buffer against a national downturn, while technology is recovering. Housing has remained strong and will be boosted further by rebuilding in the wake of Hurricane Isabel. The state's August 2003 jobless rate was 3.7%, down from 4.0 a year ago.

- Insured* transportation bonds were the Portfolio's largest weighting at August 31, providing high quality, excellent liquidity and diversification among the Commonwealth's key transportation segments. The Portfolio's investments included projects for tunnels and bridges, airports, highways and expressways.

- Industrial development revenue bonds represented a significant weighting. Investments included railroad, airline, textile, food, beverages and paper companies. Management selectively sold paper company bonds whose spreads had narrowed significantly, and used the proceeds to upgrade the quality of the Portfolio.

- As essential purpose bonds, insured* water and sewer issues historically have showed defensive characteristics in a weak economy. Virginia's rapid population growth has created rising infrastructure needs, resulting in additional supply of water and sewer issues.

- Management took advantage of strong retail demand to make adjustments to the Portfolio's coupon and call structures. In addition, amid the summer market decline, the Portfolio established tax losses to offset net realized gains.

THE FUND

- During the year ended August 31, 2003, the Fund's Class A and Class B shares had total returns of 2.58% and 1.81%, respectively.(1) For Class A, this return resulted from a decrease in net asset value (NAV) per share to $9.39 on August 31, 2003 from $9.60 on August 31, 2002, and the reinvestment of $0.456 per share in tax-free income.(2) For Class B, this return resulted from a decrease in NAV to $10.40 from $10.63, and the reinvestment of $0.424 per share in tax-free income.(2)

- Based on the most recent dividends and NAVs on August 31, 2003 of $9.39 per share for Class A and $10.40 per share for Class B, the Fund's distribution rates were 4.86% and 4.08%, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.93% and 6.66%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at August 31, 2003 were 4.18% and 3.67%, respectively.(5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.82% and 5.99%, respectively.(4)

[CHART]

RATING DISTRIBUTION(6)

Non-Rated        4.4%
A                7.4%
AA              14.1%
AAA             63.0%
BB               1.8%
BBB              9.3%

----------
(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL AND STATE INCOME TAX AND/OR FEDERAL ALTERNATIVE MINIMUM TAX. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 38.74% COMBINED FEDERAL AND STATE INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT.

(6) RATING DISTRIBUTION IS AS OF 8/31/03 ONLY AND MAY NOT BE REPRESENTATIVE OF THE PORTFOLIO'S CURRENT OR FUTURE INVESTMENTS. (7) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3%
     - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. *PRIVATE INSURANCE DOES NOT DECREASE THE RISK OF LOSS OF PRINCIPAL ASSOCIATED WITH THIS INVESTMENT.

FUND INFORMATION
as of August 31, 2003

PERFORMANCE(7)                                          CLASS A        CLASS B
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                   2.58%          1.81%
Five Years                                                 4.10           3.31
Ten Years                                                  N.A.           4.02
Life of Fund+                                              4.54           5.21

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                  -2.31%         -3.08%
Five Years                                                 3.09           2.97
Ten Years                                                  N.A.           4.02
Life of Fund+                                              4.02           5.21

+Inception date: Class A: 12/17/93; Class B: 7/26/91

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE VIRGINIA MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX**
AUGUST 31, 1993 - AUGUST 31, 2003

                             EATON VANCE VIRGINIA- B
                               Inception: 7/26/91

                       FUND               FUND               LEHMAN
                     VALUE AT          VALUE WITH        MUNICIPAL BOND
   DATE                NAV            SALES CHARGE           INDEX
------------------------------------------------------------------------
 8/31/1993            10,000              N/A                10,000
 9/30/1993            10,117                                 10,114
10/31/1993            10,114                                 10,133
11/30/1993             9,993                                 10,044
12/31/1993            10,239                                 10,256
 1/31/1994            10,351                                 10,373
 2/28/1994            10,057                                 10,105
 3/31/1994             9,572                                  9,693
 4/30/1994             9,607                                  9,775
 5/31/1994             9,642                                  9,860
 6/30/1994             9,533                                  9,800
 7/31/1994             9,681                                  9,979
 8/31/1994             9,717                                 10,014
 9/30/1994             9,579                                  9,867
10/31/1994             9,335                                  9,692
11/30/1994             9,078                                  9,516
12/31/1994             9,331                                  9,726
 1/31/1995             9,657                                 10,004
 2/28/1995             9,982                                 10,295
 3/31/1995            10,087                                 10,413
 4/30/1995            10,071                                 10,426
 5/31/1995            10,387                                 10,758
 6/30/1995            10,198                                 10,664
 7/31/1995            10,230                                 10,765
 8/31/1995            10,360                                 10,902
 9/30/1995            10,431                                 10,971
10/31/1995            10,635                                 11,130
11/30/1995            10,859                                 11,315
12/31/1995            11,012                                 11,424
 1/31/1996            11,054                                 11,510
 2/29/1996            10,900                                 11,432
 3/31/1996            10,723                                 11,286
 4/30/1996            10,692                                 11,254
 5/31/1996            10,712                                 11,250
 6/30/1996            10,819                                 11,372
 7/31/1996            10,899                                 11,475
 8/31/1996            10,845                                 11,473
 9/30/1996            11,026                                 11,633
10/31/1996            11,118                                 11,765
11/30/1996            11,310                                 11,980
12/31/1996            11,256                                 11,929
 1/31/1997            11,222                                 11,952
 2/28/1997            11,322                                 12,062
 3/31/1997            11,164                                 11,901
 4/30/1997            11,292                                 12,001
 5/31/1997            11,453                                 12,181
 6/30/1997            11,552                                 12,311
 7/31/1997            11,868                                 12,652
 8/31/1997            11,746                                 12,533
 9/30/1997            11,856                                 12,682
10/31/1997            11,932                                 12,764
11/30/1997            12,002                                 12,839
12/31/1997            12,165                                 13,026
 1/31/1998            12,265                                 13,160
 2/28/1998            12,256                                 13,164
 3/31/1998            12,295                                 13,176
 4/30/1998            12,213                                 13,117
 5/31/1998            12,416                                 13,324
 6/30/1998            12,427                                 13,377
 7/31/1998            12,436                                 13,410
 8/31/1998            12,611                                 13,617
 9/30/1998            12,712                                 13,787
10/31/1998            12,675                                 13,787
11/30/1998            12,734                                 13,835
12/31/1998            12,729                                 13,870
 1/31/1999            12,846                                 14,035
 2/28/1999            12,811                                 13,974
 3/31/1999            12,780                                 13,993
 4/30/1999            12,826                                 14,028
 5/31/1999            12,744                                 13,947
 6/30/1999            12,573                                 13,746
 7/31/1999            12,570                                 13,796
 8/31/1999            12,391                                 13,685
 9/30/1999            12,328                                 13,691
10/31/1999            12,096                                 13,543
11/30/1999            12,191                                 13,687
12/31/1999            12,018                                 13,585
 1/31/2000            11,899                                 13,526
 2/29/2000            12,102                                 13,683
 3/31/2000            12,406                                 13,982
 4/30/2000            12,321                                 13,899
 5/31/2000            12,191                                 13,827
 6/30/2000            12,514                                 14,193
 7/31/2000            12,678                                 14,391
 8/31/2000            12,862                                 14,613
 9/30/2000            12,759                                 14,537
10/31/2000            12,847                                 14,695
11/30/2000            12,934                                 14,806
12/31/2000            13,352                                 15,172
 1/31/2001            13,378                                 15,323
 2/28/2001            13,491                                 15,371
 3/31/2001            13,626                                 15,509
 4/30/2001            13,418                                 15,341
 5/31/2001            13,580                                 15,506
 6/30/2001            13,680                                 15,610
 7/31/2001            13,886                                 15,841
 8/31/2001            14,130                                 16,102
 9/30/2001            13,945                                 16,048
10/31/2001            14,106                                 16,231
11/30/2001            14,020                                 16,102
12/31/2001            13,884                                 15,950
 1/31/2002            14,049                                 16,227
 2/28/2002            14,231                                 16,422
 3/31/2002            13,966                                 16,100
 4/30/2002            14,149                                 16,415
 5/31/2002            14,210                                 16,515
 6/30/2002            14,303                                 16,689
 7/31/2002            14,470                                 16,904
 8/31/2002            14,573                                 17,107
 9/30/2002            14,899                                 17,482
10/31/2002            14,518                                 17,192
11/30/2002            14,443                                 17,121
12/31/2002            14,743                                 17,482
 1/31/2003            14,611                                 17,437
 2/28/2003            14,847                                 17,681
 3/31/2003            14,849                                 17,692
 4/30/2003            15,037                                 17,809
 5/31/2003            15,340                                 18,226
 6/30/2003            15,236                                 18,148
 7/31/2003            14,729                                 17,513
 8/31/2003            14,838                                 17,644

** SOURCE: THOMSON FINANCIAL. INVESTMENT OPERATIONS COMMENCED ON 7/26/91. THE CHART COMPARES THE TOTAL RETURN OF THE FUND'S CLASS B SHARES WITH THAT OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, A BROAD-BASED, UNMANAGED MARKET INDEX. RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NAV WITH ALL DISTRIBUTIONS REINVESTED. THE LINES ON THE CHART REPRESENT TOTAL RETURNS OF $10,000 HYPOTHETICAL INVESTMENTS IN THE FUND AND THE LEHMAN BROTHERS MUNICIPAL BOND INDEX. AN INVESTMENT IN CLASS A SHARES ON 12/17/93 AT NET ASSET VALUE WOULD HAVE GROWN TO $15,397 ON AUGUST 31, 2003; $14,663, INCLUDING THE 4.75% SALES CHARGE. THE GRAPH AND PERFORMANCE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE INDEX'S TOTAL RETURN DOES NOT REFLECT COMMISSIONS OR EXPENSES THAT WOULD HAVE BEEN INCURRED IF AN INVESTOR INDIVIDUALLY PURCHASED OR SOLD THE SECURITIES REPRESENTED IN THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. FOR FEDERAL INCOME TAX PURPOSES, 99.13% OF THE TOTAL DIVIDENDS PAID BY THE FUND FROM NET INVESTMENT INCOME DURING THE YEAR ENDED AUGUST 31, 2003 IS DESIGNATED AS AN EXEMPT-INTEREST DIVIDEND.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
----------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $61,728,995    $43,035,572   $52,334,088    $63,511,042
   Unrealized appreciation        2,987,317        663,076     1,780,670      4,064,223
----------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $64,716,312    $43,698,648   $54,114,758    $67,575,265
----------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $     6,417    $       205   $    50,892    $   101,755
----------------------------------------------------------------------------------------
TOTAL ASSETS                    $64,722,729    $43,698,853   $54,165,650    $67,677,020
----------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $    58,193    $   100,909   $     2,163    $    13,297
Dividends payable                   118,827         89,814       104,978        124,409
Payable to affiliate for
   service fees                      22,199         15,100        18,886         23,206
Accrued expenses                     35,162         37,215        32,137         35,994
----------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   234,381    $   243,038   $   158,164    $   196,906
----------------------------------------------------------------------------------------
NET ASSETS                      $64,488,348    $43,455,815   $54,007,486    $67,480,114
----------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------
Paid-in capital                 $63,459,412    $43,609,589   $57,791,589    $67,855,193
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (1,839,554)      (771,310)   (5,580,307)    (4,316,893)
Accumulated undistributed
   (distributions in excess
   of) net investment income       (118,827)       (45,540)       15,534       (122,409)
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          2,987,317        663,076     1,780,670      4,064,223
----------------------------------------------------------------------------------------
TOTAL                           $64,488,348    $43,455,815   $54,007,486    $67,480,114
----------------------------------------------------------------------------------------

Class A Shares
----------------------------------------------------------------------------------------
NET ASSETS                      $ 9,225,539    $ 9,480,430   $ 4,234,268    $ 4,248,334
SHARES OUTSTANDING                  948,713        974,124       457,205        459,676
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.72    $      9.73   $      9.26    $      9.24
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $     10.20    $     10.22   $      9.72    $      9.70
----------------------------------------------------------------------------------------

Class B Shares
----------------------------------------------------------------------------------------
NET ASSETS                      $55,262,809    $33,975,385   $49,773,218    $63,231,780
SHARES OUTSTANDING                5,169,961      3,249,139     5,030,045      6,342,566
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.69    $     10.46   $      9.90    $      9.97
----------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost               $27,763,626     $79,580,613    $54,432,416       $84,739,218
   Unrealized appreciation
      (depreciation)                 738,094        (902,261)     2,885,134         4,805,180
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                      $28,501,720     $78,678,352    $57,317,550       $89,544,398
-------------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                          $       927     $   127,539    $    26,783       $    43,154
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                     $28,502,647     $78,805,891    $57,344,333       $89,587,552
-------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $    83,645     $    84,650    $    10,791       $    75,406
Dividends payable                     50,758         141,353        109,341           159,893
Payable to affiliate for
   service fees                        9,969          27,165         19,689            31,006
Accrued expenses                      18,781          36,942         24,025            38,007
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                $   163,153     $   290,110    $   163,846       $   304,312
-------------------------------------------------------------------------------------------------
NET ASSETS                       $28,339,494     $78,515,781    $57,180,487       $89,283,240
-------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------
Paid-in capital                  $29,753,395     $79,173,579    $54,654,517       $92,345,614
Accumulated net realized gain
   (loss) from Portfolio
   (computed on the basis of
   identified cost)               (2,174,425)         33,334       (603,391)       (7,797,592)
Accumulated undistributed
   (distributions in excess
   of) net investment income          22,430         211,129        244,227           (69,962)
Net unrealized appreciation
   (depreciation) from
   Portfolio (computed on the
   basis of identified cost)         738,094        (902,261)     2,885,134         4,805,180
-------------------------------------------------------------------------------------------------
TOTAL                            $28,339,494     $78,515,781    $57,180,487       $89,283,240
-------------------------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------------------------
NET ASSETS                       $ 6,027,154     $ 8,084,634    $ 7,310,556       $ 9,351,123
SHARES OUTSTANDING                   627,317         850,901        738,880         1,003,141
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $      9.61     $      9.50    $      9.89       $      9.32
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                     $     10.09     $      9.97    $     10.38       $      9.78
-------------------------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------------------------
NET ASSETS                       $22,312,340     $70,431,147    $49,869,931       $79,932,117
SHARES OUTSTANDING                 2,197,883       6,798,072      4,563,982         7,971,468
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)      $     10.15     $     10.36    $     10.93       $     10.03
-------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
-----------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------
Investment in Municipals
   Portfolio --
   Identified cost              $81,667,738      $50,398,500       $46,253,195    $108,709,223
   Unrealized appreciation        1,047,945          815,225         2,207,357       4,768,362
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $82,715,683      $51,213,725       $48,460,552    $113,477,585
-----------------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $    55,624      $   126,568       $    60,997    $     80,546
Receivable from the Investment
   Adviser                               --               --               287              --
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                    $82,771,307      $51,340,293       $48,521,836    $113,558,131
-----------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $   140,987      $     1,044       $   164,060    $     54,168
Dividends payable                   162,464          103,245            86,082         205,934
Payable to affiliate for
   service fees                      28,629           17,385            16,637          39,082
Accrued expenses                     26,972           33,393            21,903          43,506
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES               $   359,052      $   155,067       $   288,682    $    342,690
-----------------------------------------------------------------------------------------------
NET ASSETS                      $82,412,255      $51,185,226       $48,233,154    $113,215,441
-----------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------
Paid-in capital                 $83,741,760      $53,751,685       $47,155,006    $113,176,026
Accumulated net realized loss
   from Portfolio (computed on
   the basis of identified
   cost)                         (2,420,432)      (3,403,149)       (1,188,107)     (4,853,497)
Accumulated undistributed net
   investment income                 42,982           21,465            58,898         124,550
Net unrealized appreciation
   from Portfolio (computed on
   the basis of identified
   cost)                          1,047,945          815,225         2,207,357       4,768,362
-----------------------------------------------------------------------------------------------
TOTAL                           $82,412,255      $51,185,226       $48,233,154    $113,215,441
-----------------------------------------------------------------------------------------------

Class A Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                      $ 9,777,857      $10,726,694       $ 9,050,779    $  9,476,710
SHARES OUTSTANDING                1,038,180        1,134,762           924,856       1,008,821
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $      9.42      $      9.45       $      9.79    $       9.39
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 95.25 of
      net asset value per
      share)                    $      9.89      $      9.92       $     10.28    $       9.86
-----------------------------------------------------------------------------------------------

Class B Shares
-----------------------------------------------------------------------------------------------
NET ASSETS                      $72,634,398      $40,458,532       $39,182,375    $103,738,731
SHARES OUTSTANDING                7,050,870        4,037,476         3,676,991       9,978,446
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.30      $     10.02       $     10.66    $      10.40
-----------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
----------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                    $ 3,599,223    $ 2,472,634    $3,262,430    $ 3,801,148
Expenses allocated from
   Portfolio                       (286,081)      (171,821)     (245,078)      (304,729)
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                    $ 3,313,142    $ 2,300,813    $3,017,352    $ 3,496,419
----------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------
Trustees fees and expenses      $     1,794    $       157    $    1,794    $     1,769
Distribution and service fees
   Class A                           17,628         16,797         8,034          7,566
   Class B                          534,267        337,827       493,113        619,824
Legal and accounting services        15,263         14,160        13,805         15,581
Printing and postage                  1,185          1,552           938          2,204
Custodian fee                        11,043          8,589        10,111         11,698
Transfer and dividend
   disbursing agent fees             35,350         25,340        34,369         42,629
Registration fees                       502            414           392            409
Miscellaneous                         1,129            711         1,198            420
----------------------------------------------------------------------------------------
TOTAL EXPENSES                  $   618,161    $   405,547    $  563,754    $   702,100
----------------------------------------------------------------------------------------

NET INVESTMENT INCOME           $ 2,694,981    $ 1,895,266    $2,453,598    $ 2,794,319
----------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
----------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)   $   227,713    $   349,605    $ (361,566)   $(2,727,187)
   Financial futures contracts      (93,284)       177,831        27,930         48,286
----------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)        $   134,429    $   527,436    $ (333,636)   $(2,678,901)
----------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)               $(1,465,217)   $(1,565,186)   $ (651,046)   $ 1,393,216
   Financial futures contracts       (3,728)            --        38,078        (18,745)
   Interest rate swap
      contracts                          --        (70,930)           --             --
----------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)  $(1,468,945)   $(1,636,116)   $ (612,968)   $ 1,374,471
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                         $(1,334,516)   $(1,108,680)   $ (946,604)   $(1,304,430)
----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS              $ 1,360,465    $   786,586    $1,506,994    $ 1,489,889
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
-------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $1,681,963     $ 4,538,966    $ 3,441,251       $ 5,123,496
Expenses allocated from
   Portfolio                        (111,174)       (380,674)      (255,509)         (433,402)
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $1,570,789     $ 4,158,292    $ 3,185,742       $ 4,690,094
-------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------
Trustees fees and expenses        $      182     $     1,769    $     1,827       $     1,768
Distribution and service fees
   Class A                            12,126          19,115         13,905            19,233
   Class B                           221,513         703,018        493,714           798,067
Legal and accounting services         15,826          15,393         16,953            15,067
Printing and postage                   4,382           3,728          9,730             5,607
Custodian fee                          6,299          13,325          9,753            14,773
Transfer and dividend
   disbursing agent fees              13,181          50,935         35,923            60,308
Registration fees                      1,141           2,992          2,866                44
Miscellaneous                          1,620             876          2,210               755
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                    $  276,270     $   811,151    $   586,881       $   915,622
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME             $1,294,519     $ 3,347,141    $ 2,598,861       $ 3,774,472
-------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)     $  156,066     $   345,751    $   357,728       $  (959,778)
   Financial futures contracts        78,878          91,840         18,093           125,928
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)          $  234,944     $   437,591    $   375,821       $  (833,850)
-------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                 $ (942,203)    $(2,060,643)   $(1,522,911)      $(1,865,385)
   Financial futures contracts        45,690         (54,969)        42,896           139,231
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)    $ (896,513)    $(2,115,612)   $(1,480,015)      $(1,726,154)
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                           $ (661,569)    $(1,678,021)   $(1,104,194)      $(2,560,004)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                $  632,950     $ 1,669,120    $ 1,494,667       $ 1,214,468
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
-----------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------
Interest allocated from
   Portfolio                    $5,044,253       $ 2,832,521        $2,670,120     $ 6,632,020
Expenses allocated from
   Portfolio                      (394,282)         (201,672)         (189,190)       (575,020)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                    $4,649,971       $ 2,630,849        $2,480,930     $ 6,057,000
-----------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------
Trustees fees and expenses      $    1,819       $       157        $      182     $     3,587
Distribution and service fees
   Class A                          17,587            17,910            16,192          17,803
   Class B                         717,968           379,721           388,551       1,033,454
Legal and accounting services       17,610            14,103            15,962          16,171
Printing and postage                12,927             1,210             7,473           9,665
Custodian fee                       12,917             9,248             8,493          16,763
Transfer and dividend
   disbursing agent fees            46,298            24,021            25,899          79,271
Registration fees                      439               100             1,578             717
Miscellaneous                        2,572               642             1,909           2,485
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                  $  830,137       $   447,112        $  466,239     $ 1,179,916
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME           $3,819,834       $ 2,183,737        $2,014,691     $ 4,877,084
-----------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
-----------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)   $ (119,063)      $   252,345        $   14,833     $  (148,896)
   Financial futures contracts     172,451           191,943           117,546         (17,521)
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)        $   53,388       $   444,288        $  132,379     $  (166,417)
-----------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)               $(2,334,714)     $(1,630,512)       $ (798,853)    $(2,684,031)
   Financial futures contracts          --            26,935            35,073         214,776
   Interest rate swap
      contracts                   (193,446)               --                --              --
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)  $(2,528,160)     $(1,603,577)       $ (763,780)    $(2,469,255)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   LOSS                         $(2,474,772)     $(1,159,289)       $ (631,401)    $(2,635,672)
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS              $1,345,062       $ 1,024,448        $1,383,290     $ 2,241,412
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
-------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 2,694,981    $ 1,895,266   $ 2,453,598    $ 2,794,319
   Net realized gain (loss)            134,429        527,436      (333,636)    (2,678,901)
   Net change in unrealized
      appreciation (depreciation)   (1,468,945)    (1,636,116)     (612,968)     1,374,471
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,360,465    $   786,586   $ 1,506,994    $ 1,489,889
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (417,696)   $  (413,160)  $  (198,222)   $  (180,714)
      Class B                       (2,277,117)    (1,484,720)   (2,180,570)    (2,628,757)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(2,694,813)   $(1,897,880)  $(2,378,792)   $(2,809,471)
-------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,512,499    $ 2,590,733   $ 1,753,939    $ 1,724,659
      Class B                        5,215,444      1,650,051     4,422,007      4,440,184
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          192,025        122,551        66,482         69,064
      Class B                        1,019,795        814,033       905,625      1,186,406
   Cost of shares redeemed
      Class A                       (1,145,837)      (382,455)     (937,940)      (552,531)
      Class B                       (6,181,176)    (3,321,738)   (7,155,620)    (7,483,374)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ 1,612,750    $ 1,473,175   $  (945,507)   $  (615,592)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $   278,402    $   361,881   $(1,817,305)   $(1,935,174)
-------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------
At beginning of year               $64,209,946    $43,093,934   $55,824,791    $69,415,288
-------------------------------------------------------------------------------------------
AT END OF YEAR                     $64,488,348    $43,455,815   $54,007,486    $67,480,114
-------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
-------------------------------------------------------------------------------------------
AT END OF YEAR                     $  (118,827)   $   (45,540)  $    15,534    $  (122,409)
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income            $ 1,294,519     $ 3,347,141    $ 2,598,861      $  3,774,472
   Net realized gain (loss)             234,944         437,591        375,821          (833,850)
   Net change in unrealized
      appreciation (depreciation)      (896,513)     (2,115,612)    (1,480,015)       (1,726,154)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                       $   632,950     $ 1,669,120    $ 1,494,667      $  1,214,468
----------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                       $  (285,308)    $  (442,117)   $  (355,941)     $   (461,944)
      Class B                          (931,391)     (2,872,943)    (2,290,716)       (3,344,556)
   From net realized gain
      Class A                                --          (1,906)            --                --
      Class B                                --         (13,334)            --                --
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                     $(1,216,699)    $(3,330,300)   $(2,646,657)     $ (3,806,500)
----------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                       $ 1,086,583     $ 3,428,872    $ 2,311,813      $  2,378,386
      Class B                         1,542,740       5,168,903      3,567,519         4,670,222
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                           164,740         202,544        219,751           260,011
      Class B                           270,705       1,381,714      1,156,655         1,570,321
   Cost of shares redeemed
      Class A                          (977,808)     (6,215,752)    (1,366,847)       (2,057,374)
      Class B                        (2,441,655)     (9,044,584)    (6,162,631)      (10,481,119)
----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $  (354,695)    $(5,078,303)   $  (273,740)     $ (3,659,553)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          $  (938,444)    $(6,739,483)   $(1,425,730)     $ (6,251,585)
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of year                $29,277,938     $85,255,264    $58,606,217      $ 95,534,825
----------------------------------------------------------------------------------------------------
AT END OF YEAR                      $28,339,494     $78,515,781    $57,180,487      $ 89,283,240
----------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
----------------------------------------------------------------------------------------------------
AT END OF YEAR                      $    22,430     $   211,129    $   244,227      $    (69,962)
----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 3,819,834      $ 2,183,737       $ 2,014,691    $  4,877,084
   Net realized gain (loss)             53,388          444,288           132,379        (166,417)
   Net change in unrealized
      appreciation (depreciation)   (2,528,160)      (1,603,577)         (763,780)     (2,469,255)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 1,345,062      $ 1,024,448       $ 1,383,290    $  2,241,412
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (447,680)     $  (450,133)      $  (388,311)   $   (423,343)
      Class B                       (3,301,340)      (1,722,947)       (1,661,963)     (4,350,127)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(3,749,020)     $(2,173,080)      $(2,050,274)   $ (4,773,470)
--------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 3,267,117      $ 4,257,563       $ 4,647,403    $  2,035,957
      Class B                        5,947,664        6,526,520         3,702,463       5,944,063
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          245,328          187,413           230,900         201,910
      Class B                        1,783,128          711,966           803,049       2,175,773
   Cost of shares redeemed
      Class A                       (1,109,299)      (2,385,191)       (2,331,404)       (918,702)
      Class B                       (8,816,208)      (3,806,803)       (5,911,758)    (12,929,005)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $ 1,317,730      $ 5,491,468       $ 1,140,653    $ (3,490,004)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $(1,086,228)     $ 4,342,836       $   473,669    $ (6,022,062)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year               $83,498,483      $46,842,390       $47,759,198    $119,237,503
--------------------------------------------------------------------------------------------------
AT END OF YEAR                     $82,412,255      $51,185,226       $48,232,867    $113,215,441
--------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                     $    42,982      $    21,465       $    58,898    $    124,550
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ALABAMA FUND  ARKANSAS FUND  GEORGIA FUND  KENTUCKY FUND
-------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 2,617,445    $ 1,805,024   $ 2,720,855   $  3,085,540
   Net realized gain (loss)           (631,672)       602,729       367,293       (156,918)
   Net change in unrealized
      appreciation (depreciation)      347,603       (501,712)     (974,424)      (736,198)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 2,333,376    $ 1,906,041   $ 2,113,724   $  2,192,424
-------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (326,079)   $  (290,802)  $  (388,012)  $   (249,841)
      Class B                       (2,289,890)    (1,509,808)   (2,240,385)    (2,781,470)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(2,615,969)   $(1,800,610)  $(2,628,397)  $ (3,031,311)
-------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 2,266,238    $ 2,192,191   $   703,078   $    710,440
      Class B                        4,615,969      2,249,826     3,609,137      3,436,693
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          149,759         68,690        68,237        149,923
      Class B                          981,437        823,955       914,875      1,219,119
   Cost of shares redeemed
      Class A                         (844,126)       (81,554)   (5,690,092)    (5,246,433)
      Class B                       (6,714,813)    (4,485,549)   (6,757,630)    (9,660,790)
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $   454,464    $   767,559   $(7,152,395)  $ (9,391,048)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $   171,871    $   872,990   $(7,667,068)  $(10,229,935)
-------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------
At beginning of year               $64,038,075    $42,220,944   $63,491,859   $ 79,645,223
-------------------------------------------------------------------------------------------
AT END OF YEAR                     $64,209,946    $43,093,934   $55,824,791   $ 69,415,288
-------------------------------------------------------------------------------------------

Accumulated distributions in excess of net
investment income included in net assets
-------------------------------------------------------------------------------------------
AT END OF YEAR                     $  (117,750)   $   (38,154)  $   (52,526)  $    (97,265)
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

  INCREASE (DECREASE) IN NET ASSETS  LOUISIANA FUND  MARYLAND FUND  MISSOURI FUND  NORTH CAROLINA FUND
  ----------------------------------------------------------------------------------------------------
  From operations --
     Net investment income            $ 1,297,011     $ 3,418,602    $ 2,589,734      $  4,080,614
     Net realized gain (loss)              (9,056)         29,738       (131,873)          630,398
     Net change in unrealized
        appreciation (depreciation)      (162,433)          7,301       (122,874)       (1,639,536)
  ----------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                       $ 1,125,522     $ 3,455,641    $ 2,334,987      $  3,071,476
  ----------------------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                       $  (280,137)    $  (431,152)   $  (263,817)     $   (356,596)
        Class B                          (941,447)     (2,930,284)    (2,311,437)       (3,544,257)
  ----------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                     $(1,221,584)    $(3,361,436)   $(2,575,254)     $ (3,900,853)
  ----------------------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                       $   769,088     $ 5,908,769    $ 2,180,889      $  3,066,987
        Class B                         2,499,455       6,979,275      4,329,132         4,422,375
     Net asset value of shares
        issued to shareholders in
        payment of distributions
        declared
        Class A                           176,250         133,140        129,668           160,675
        Class B                           280,477       1,334,408      1,135,300         1,613,147
     Cost of shares redeemed
        Class A                          (605,252)     (1,630,270)      (395,649)       (2,069,388)
        Class B                        (2,884,744)     (9,685,912)    (5,938,169)      (11,493,339)
  ----------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET
     ASSETS FROM FUND
     SHARE TRANSACTIONS               $   235,274     $ 3,039,410    $ 1,441,171      $ (4,299,543)
  ----------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET
     ASSETS                           $   139,212     $ 3,133,615    $ 1,200,904      $ (5,128,920)
  ----------------------------------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------------------------------
  At beginning of year                $29,138,726     $82,121,649    $57,405,313      $100,663,745
  ----------------------------------------------------------------------------------------------------
  AT END OF YEAR                      $29,277,938     $85,255,264    $58,606,217      $ 95,534,825
  ----------------------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  ----------------------------------------------------------------------------------------------------
  AT END OF YEAR                      $   (19,013)    $   184,773    $   295,359      $    (28,141)
  ----------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  OREGON FUND  SOUTH CAROLINA FUND  TENNESSEE FUND  VIRGINIA FUND
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income           $ 3,646,795      $ 1,850,855       $ 1,992,546    $  5,108,556
   Net realized gain (loss)            970,186         (184,633)           42,386         594,775
   Net change in unrealized
      appreciation (depreciation)   (1,264,733)           8,493           (77,277)     (2,029,896)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $ 3,352,248      $ 1,674,715       $ 1,957,655    $  3,673,435
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                      $  (322,007)     $  (295,011)      $  (250,436)   $   (373,392)
      Class B                       (3,290,347)      (1,529,407)       (1,724,874)     (4,473,092)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                    $(3,612,354)     $(1,824,418)      $(1,975,310)   $ (4,846,484)
--------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                      $ 3,449,424      $ 4,998,181       $ 2,350,236    $  1,773,089
      Class B                        5,726,071        5,735,493         3,296,065       8,433,825
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared
      Class A                          147,587          154,952           135,658         167,186
      Class B                        1,713,937          571,121           790,454       2,129,576
   Cost of shares redeemed
      Class A                       (1,326,270)        (498,513)         (488,004)       (694,937)
      Class B                       (9,777,387)      (3,583,830)       (5,511,161)    (12,928,700)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $   (66,638)     $ 7,377,404       $   573,248    $ (1,119,961)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $  (326,744)     $ 7,227,701       $   555,593    $ (2,293,010)
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of year               $83,825,227      $39,614,689       $47,203,605    $121,530,513
--------------------------------------------------------------------------------------------------
AT END OF YEAR                     $83,498,483      $46,842,390       $47,759,198    $119,237,503
--------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
--------------------------------------------------------------------------------------------------
AT END OF YEAR                     $    (9,242)     $    20,038       $    95,992    $     29,252
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            ALABAMA FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.920          $ 9.960            $ 9.410        $ 9.430        $10.040
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income             $ 0.475          $ 0.471            $ 0.479        $ 0.481        $ 0.481
Net realized and unrealized
   gain (loss)                     (0.206)          (0.042)             0.548         (0.015)        (0.599)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.269          $ 0.429            $ 1.027        $ 0.466        $(0.118)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income        $(0.469)         $(0.469)           $(0.477)       $(0.486)       $(0.492)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.469)         $(0.469)           $(0.477)       $(0.486)       $(0.492)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.720          $ 9.920            $ 9.960        $ 9.410        $ 9.430
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.74%            4.49%             11.22%          5.22%         (1.29)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,226          $ 7,846            $ 6,256        $ 6,198        $ 6,198
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.76%            0.82%              0.83%          0.81%          0.77%
   Expenses after custodian
      fee reduction(4)               0.74%            0.81%              0.81%          0.80%          0.76%
   Net investment income             4.78%            4.83%              4.95%          5.26%          4.87%
Portfolio Turnover of the
   Portfolio                           10%              25%                14%             8%            23%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            ALABAMA FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.910          $10.960            $10.350        $10.370        $11.040
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income             $ 0.439          $ 0.440            $ 0.444        $ 0.449        $ 0.447
Net realized and unrealized
   gain (loss)                     (0.219)          (0.050)             0.611         (0.017)        (0.657)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.220          $ 0.390            $ 1.055        $ 0.432        $(0.210)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income        $(0.440)         $(0.440)           $(0.445)       $(0.452)       $(0.460)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.440)         $(0.440)           $(0.445)       $(0.452)       $(0.460)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.690          $10.910            $10.960        $10.350        $10.370
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.02%            3.70%             10.45%          4.38%         (2.02)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $55,263          $56,363            $57,782        $59,904        $75,475
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.51%            1.57%              1.58%          1.62%          1.54%
   Expenses after custodian
      fee reduction(4)               1.49%            1.56%              1.56%          1.61%          1.53%
   Net investment income             4.04%            4.09%              4.20%          4.48%          4.11%
Portfolio Turnover of the
   Portfolio                           10%              25%                14%             8%            23%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          ARKANSAS FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.980          $ 9.960          $ 9.520       $ 9.510        $10.070
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income             $ 0.490          $ 0.486          $ 0.495       $ 0.489        $ 0.497
Net realized and unrealized
   gain (loss)                     (0.251)           0.023            0.439         0.020         (0.555)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.239          $ 0.509          $ 0.934       $ 0.509        $(0.058)
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income        $(0.489)         $(0.489)         $(0.494)      $(0.499)       $(0.502)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.489)         $(0.489)         $(0.494)      $(0.499)       $(0.502)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.730          $ 9.980          $ 9.960       $ 9.520        $ 9.510
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.42%            5.31%           10.08%         5.62%         (0.67)%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,480          $ 7,383          $ 5,162       $ 4,757        $ 4,167
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.73%            0.81%            0.77%         0.84%          0.71%
   Expenses after custodian
      fee reduction(4)               0.71%            0.80%            0.75%         0.83%          0.69%
   Net investment income             4.90%            4.95%            5.11%         5.25%          4.94%
Portfolio Turnover of the
   Portfolio                           25%              23%               9%           14%            24%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          ARKANSAS FUND -- CLASS B
                                  ------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.720          $10.690          $10.210       $10.190        $10.800
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income             $ 0.444          $ 0.447          $ 0.453       $ 0.454        $ 0.443
Net realized and unrealized
   gain (loss)                     (0.259)           0.028            0.472         0.011         (0.605)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.185          $ 0.475          $ 0.925       $ 0.465        $(0.162)
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income        $(0.445)         $(0.445)         $(0.445)      $(0.445)       $(0.448)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.445)         $(0.445)         $(0.445)      $(0.445)       $(0.448)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.460          $10.720          $10.690       $10.210        $10.190
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      1.72%            4.60%            9.27%         4.75%         (1.60)%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $33,975          $35,711          $37,059       $37,340        $46,077
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.48%            1.56%            1.52%         1.58%          1.56%
   Expenses after custodian
      fee reduction(4)               1.46%            1.55%            1.50%         1.57%          1.54%
   Net investment income             4.17%            4.24%            4.36%         4.56%          4.17%
Portfolio Turnover of the
   Portfolio                           25%              23%               9%           14%            24%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            GEORGIA FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.410           $ 9.480            $ 9.020      $ 8.990       $ 9.730
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.478           $ 0.485            $ 0.470      $ 0.479       $ 0.476
Net realized and unrealized
   gain (loss)                       (0.162)           (0.089)             0.463        0.031        (0.730)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.316           $ 0.396            $ 0.933      $ 0.510       $(0.254)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.466)          $(0.466)           $(0.473)     $(0.480)      $(0.486)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.466)          $(0.466)           $(0.473)     $(0.480)      $(0.486)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.260           $ 9.410            $ 9.480      $ 9.020       $ 8.990
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        3.39%             4.38%             10.65%        6.00%        (2.78)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,234           $ 3,425            $ 8,441      $ 7,614       $ 2,554
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.77%             0.85%              0.80%        0.79%         0.80%
   Expenses after custodian
      fee reduction(4)                 0.75%             0.84%              0.77%        0.77%         0.76%
   Net investment income               5.07%             5.24%              5.12%        5.29%         4.97%
Portfolio Turnover of the
   Portfolio                             16%               18%                 8%          13%           38%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            GEORGIA FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.050           $10.120            $ 9.630      $ 9.600       $10.380
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.437           $ 0.439            $ 0.429      $ 0.426       $ 0.433
Net realized and unrealized
   gain (loss)                       (0.164)           (0.086)             0.493        0.039        (0.771)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.273           $ 0.353            $ 0.922      $ 0.465       $(0.338)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.423)          $(0.423)           $(0.432)     $(0.435)      $(0.442)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.423)          $(0.423)           $(0.432)     $(0.435)      $(0.442)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.900           $10.050            $10.120      $ 9.630       $ 9.600
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.72%             3.64%              9.82%        5.09%        (3.44)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $49,773           $52,400            $55,051      $55,245       $68,432
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.52%             1.60%              1.56%        1.58%         1.55%
   Expenses after custodian
      fee reduction(4)                 1.50%             1.59%              1.53%        1.56%         1.51%
   Net investment income               4.34%             4.43%              4.38%        4.64%         4.24%
Portfolio Turnover of the
   Portfolio                             16%               18%                 8%          13%           38%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           KENTUCKY FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.420           $ 9.500            $ 9.160      $ 9.410       $ 9.910
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.446           $ 0.463            $ 0.446      $ 0.498       $ 0.493
Net realized and unrealized
   gain (loss)                       (0.174)           (0.091)             0.378       (0.246)       (0.491)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $ 0.272           $ 0.372            $ 0.824      $ 0.252       $ 0.002
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.452)          $(0.452)           $(0.484)     $(0.502)      $(0.502)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.452)          $(0.452)           $(0.484)     $(0.502)      $(0.502)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.240           $ 9.420            $ 9.500      $ 9.160       $ 9.410
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.90%             4.09%              9.26%        2.87%        (0.05)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,248           $ 3,103            $ 7,645      $ 5,858       $ 1,387
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.77%             0.80%              0.85%        0.82%         0.83%
   Expenses after custodian
      fee reduction(4)                 0.75%             0.79%              0.81%        0.80%         0.81%
   Net investment income               4.73%             4.97%              4.79%        5.40%         5.03%
Portfolio Turnover of the
   Portfolio                             10%                5%                15%          11%           11%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           KENTUCKY FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.160           $10.250            $ 9.870      $10.120       $10.660
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.408           $ 0.418            $ 0.406      $ 0.451       $ 0.453
Net realized and unrealized
   gain (loss)                       (0.188)           (0.098)             0.416       (0.241)       (0.533)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.220           $ 0.320            $ 0.822      $ 0.210       $(0.080)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.410)          $(0.410)           $(0.442)     $(0.460)      $(0.460)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.410)          $(0.410)           $(0.442)     $(0.460)      $(0.460)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.970           $10.160            $10.250      $ 9.870       $10.120
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.15%             3.26%              8.56%        2.21%        (0.84)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $63,232           $66,312            $72,000      $75,590       $96,005
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.52%             1.55%              1.59%        1.62%         1.56%
   Expenses after custodian
      fee reduction(4)                 1.50%             1.54%              1.55%        1.60%         1.54%
   Net investment income               4.01%             4.17%              4.08%        4.67%         4.30%
Portfolio Turnover of the
   Portfolio                             10%                5%                15%          11%           11%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         LOUISIANA FUND -- CLASS A
                                  ------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000(1)        1999
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.790          $ 9.810            $ 9.240        $ 9.240      $ 9.990
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income             $ 0.490          $ 0.486            $ 0.463        $ 0.472      $ 0.486
Net realized and unrealized
   gain (loss)                     (0.208)          (0.047)             0.573          0.001       (0.735)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.282          $ 0.439            $ 1.036        $ 0.473      $(0.249)
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income        $(0.462)         $(0.459)           $(0.466)       $(0.473)     $(0.501)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.462)         $(0.459)           $(0.466)       $(0.473)     $(0.501)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.610          $ 9.790            $ 9.810        $ 9.240      $ 9.240
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.89%            4.66%             11.51%          5.43%       (2.73)%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 6,027          $ 5,885            $ 5,555        $ 4,566      $ 4,102
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.74%            0.80%              0.83%          0.73%        0.63%
   Expenses after custodian
      fee reduction(4)               0.72%            0.78%              0.80%          0.69%        0.60%
   Net investment income             5.00%            5.05%              4.88%          5.28%        4.93%
Portfolio Turnover of the
   Portfolio                           21%              25%                14%            14%          20%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                         LOUISIANA FUND -- CLASS B
                                  ------------------------------------------------------------------------
                                                           YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000(1)        1999
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.350          $10.380            $ 9.770        $ 9.760      $10.570
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income             $ 0.441          $ 0.438            $ 0.414        $ 0.424      $ 0.429
Net realized and unrealized
   gain (loss)                     (0.227)          (0.056)             0.615          0.008       (0.790)
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.214          $ 0.382            $ 1.029        $ 0.432      $(0.361)
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income        $(0.414)         $(0.412)           $(0.419)       $(0.422)     $(0.449)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.414)         $(0.412)           $(0.419)       $(0.422)     $(0.449)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.150          $10.350            $10.380        $ 9.770      $ 9.760
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.05%            3.82%             10.78%          4.66%       (3.63)%
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $22,312          $23,393            $23,584        $23,779      $28,542
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.49%            1.55%              1.59%          1.55%        1.47%
   Expenses after custodian
      fee reduction(4)               1.47%            1.53%              1.56%          1.51%        1.44%
   Net investment income             4.25%            4.30%              4.14%          4.49%        4.08%
Portfolio Turnover of the
   Portfolio                           21%              25%                14%            14%          20%
----------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.015, increase net realized and unrealized loss per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           MARYLAND FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.700           $ 9.700          $ 9.160       $ 9.230        $10.050
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.454           $ 0.452          $ 0.462       $ 0.445        $ 0.451
Net realized and unrealized
   gain (loss)                       (0.203)           (0.003)(3)        0.511        (0.065)        (0.785)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.251           $ 0.449          $ 0.973       $ 0.380        $(0.334)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.449)          $(0.449)         $(0.433)      $(0.450)       $(0.486)
From net realized gain               (0.002)               --               --            --             --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.451)          $(0.449)         $(0.433)      $(0.450)       $(0.486)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.500           $ 9.700          $ 9.700       $ 9.160        $ 9.230
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        2.58%             4.80%           10.88%         4.35%         (3.47)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 8,085           $10,820          $ 6,331       $ 3,200        $ 3,574
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                         0.78%             0.85%            0.83%         0.73%          0.81%
   Expenses after custodian
      fee reduction(5)                 0.76%             0.83%            0.78%         0.71%          0.78%
   Net investment income               4.67%             4.73%            4.99%         4.98%          4.65%
Portfolio Turnover of the
   Portfolio                             28%               25%              18%            9%            31%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           MARYLAND FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.580           $10.580          $10.000       $10.080        $10.980
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.416           $ 0.419          $ 0.431       $ 0.401        $ 0.425
Net realized and unrealized
   gain (loss)                       (0.222)           (0.007)(3)        0.546        (0.067)        (0.874)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.194           $ 0.412          $ 0.977       $ 0.334        $(0.449)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.412)          $(0.412)         $(0.397)      $(0.414)       $(0.451)
From net realized gain               (0.002)               --               --            --             --
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.414)          $(0.412)         $(0.397)      $(0.414)       $(0.451)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.360           $10.580          $10.580       $10.000        $10.080
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        1.80%             4.02%            9.98%         3.50%         (4.25)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $70,431           $74,435          $75,790       $78,272        $91,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                         1.53%             1.60%            1.57%         1.60%          1.58%
   Expenses after custodian
      fee reduction(5)                 1.51%             1.58%            1.52%         1.58%          1.55%
   Net investment income               3.92%             4.02%            4.21%         4.11%          3.98%
Portfolio Turnover of the
   Portfolio                             28%               25%              18%            9%            31%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        MISSOURI FUND -- CLASS A
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.090           $10.130          $ 9.550     $ 9.630     $10.270
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income               $ 0.510           $ 0.520          $ 0.520     $ 0.520     $ 0.495
Net realized and unrealized
   gain (loss)                       (0.192)           (0.043)           0.561      (0.103)     (0.638)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.318           $ 0.477          $ 1.081     $ 0.417     $(0.143)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income          $(0.518)          $(0.517)         $(0.501)    $(0.497)    $(0.497)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.518)          $(0.517)         $(0.501)    $(0.497)    $(0.497)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.890           $10.090          $10.130     $ 9.550     $ 9.630
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        3.18%             4.92%           11.65%       4.60%      (1.52)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 7,311           $ 6,301          $ 4,378     $ 4,132     $ 4,692
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.79%             0.80%            0.82%       0.81%       0.72%
   Expenses after custodian
      fee reduction(4)                 0.77%             0.79%            0.80%       0.80%       0.70%
   Net investment income               5.06%             5.24%            5.34%       5.54%       5.10%
Portfolio Turnover of the
   Portfolio                             20%                8%               8%          8%         21%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        MISSOURI FUND -- CLASS B
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $11.140           $11.190          $10.550     $10.650     $11.380
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income               $ 0.482           $ 0.494          $ 0.493     $ 0.486     $ 0.471
Net realized and unrealized
   gain (loss)                       (0.201)           (0.053)           0.622      (0.121)     (0.736)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.281           $ 0.441          $ 1.115     $ 0.365     $(0.265)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income          $(0.491)          $(0.491)         $(0.475)    $(0.465)    $(0.465)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.491)          $(0.491)         $(0.475)    $(0.465)    $(0.465)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.930           $11.140          $11.190     $10.550     $10.650
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.52%             4.09%           10.84%       3.62%      (2.46)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $49,870           $52,305          $53,027     $54,531     $63,470
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.54%             1.55%            1.57%       1.62%       1.56%
   Expenses after custodian
      fee reduction(4)                 1.52%             1.54%            1.55%       1.61%       1.54%
   Net investment income               4.32%             4.50%            4.54%       4.69%       4.19%
Portfolio Turnover of the
   Portfolio                             20%                8%               8%          8%         21%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          NORTH CAROLINA FUND -- CLASS A
                                  ------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.600           $ 9.670            $ 9.260        $ 9.260        $ 9.880
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.447           $ 0.467            $ 0.477        $ 0.481        $ 0.483
Net realized and unrealized
   gain (loss)                       (0.275)           (0.085)             0.403          0.003         (0.616)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.172           $ 0.382            $ 0.880        $ 0.484        $(0.133)
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.452)          $(0.452)           $(0.470)       $(0.484)       $(0.487)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.452)          $(0.452)           $(0.470)       $(0.484)       $(0.487)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.320           $ 9.600            $ 9.670        $ 9.260        $ 9.260
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.80%             4.12%              9.77%          5.51%         (1.46)%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,351           $ 9,036            $ 7,917        $12,696        $12,697
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.79%             0.83%              0.84%          0.85%          0.79%
   Expenses after custodian
      fee reduction(4)                 0.77%             0.83%              0.81%          0.82%          0.78%
   Net investment income               4.69%             4.93%              5.09%          5.34%          4.97%
Portfolio Turnover of the
   Portfolio                             21%               21%                28%            17%             3%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          NORTH CAROLINA FUND -- CLASS B
                                  ------------------------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999(1)
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.310           $10.390            $ 9.970        $ 9.960       $ 10.630
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.405           $ 0.427            $ 0.431        $ 0.449       $  0.438
Net realized and unrealized
   gain (loss)                       (0.277)           (0.099)             0.423          0.006         (0.662)
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.128           $ 0.328            $ 0.854        $ 0.455       $ (0.224)
----------------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------------
From net investment income          $(0.408)          $(0.408)           $(0.434)       $(0.445)      $ (0.446)
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.408)          $(0.408)           $(0.434)       $(0.445)      $ (0.446)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.030           $10.310            $10.390        $ 9.970       $  9.960
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.23%             3.29%              8.78%          4.79%         (2.24)%
----------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $79,932           $86,449            $92,747        $97,244       $116,110
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.54%             1.58%              1.59%          1.57%          1.58%
   Expenses after custodian
      fee reduction(4)                 1.52%             1.58%              1.56%          1.54%          1.57%
   Net investment income               3.96%             4.20%              4.26%          4.63%          4.19%
Portfolio Turnover of the
   Portfolio                             21%               21%                28%            17%             3%
----------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            OREGON FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.690           $ 9.720          $ 9.370       $ 9.380        $ 9.870
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.496           $ 0.489          $ 0.484       $ 0.490        $ 0.489
Net realized and unrealized
   gain (loss)                       (0.278)           (0.031)           0.354        (0.012)        (0.491)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.218           $ 0.458          $ 0.838       $ 0.478        $(0.002)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.488)          $(0.488)         $(0.488)      $(0.488)       $(0.488)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.488)          $(0.488)         $(0.488)      $(0.488)       $(0.488)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.420           $ 9.690          $ 9.720       $ 9.370        $ 9.380
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.30%             4.90%            9.20%         5.39%         (0.11)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,778           $ 7,638          $ 5,367       $ 3,459        $ 2,658
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.80%             0.81%            0.83%         0.75%          0.71%
   Expenses after custodian
      fee reduction(4)                 0.78%             0.80%            0.82%         0.74%          0.70%
   Net investment income               5.19%             5.11%            5.09%         5.38%          5.02%
Portfolio Turnover of the
   Portfolio                             16%               21%              13%           25%            35%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            OREGON FUND -- CLASS B
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001        2000(1)        1999(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.600           $10.630          $10.250       $10.260        $10.800
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.466           $ 0.459          $ 0.452       $ 0.452        $ 0.449
Net realized and unrealized
   gain (loss)                       (0.309)           (0.035)           0.380        (0.010)        (0.537)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.157           $ 0.424          $ 0.832       $ 0.442        $(0.088)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.457)          $(0.454)         $(0.452)      $(0.452)       $(0.452)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.457)          $(0.454)         $(0.452)      $(0.452)       $(0.452)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.300           $10.600          $10.630       $10.250        $10.260
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.49%             4.13%            8.32%         4.52%         (0.92)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $72,634           $75,861          $78,458       $79,756        $91,295
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.55%             1.56%            1.58%         1.60%          1.57%
   Expenses after custodian
      fee reduction(4)                 1.53%             1.55%            1.57%         1.59%          1.56%
   Net investment income               4.45%             4.39%            4.37%         4.56%          4.19%
Portfolio Turnover of the
   Portfolio                             16%               21%              13%           25%            35%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     SOUTH CAROLINA FUND -- CLASS A
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.660          $ 9.710            $ 9.200      $ 9.320     $10.090
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income             $ 0.488          $ 0.483            $ 0.483      $ 0.502     $ 0.490
Net realized and unrealized
   gain (loss)                     (0.213)          (0.052)             0.520       (0.123)     (0.767)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.275          $ 0.431            $ 1.003      $ 0.379     $(0.277)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income        $(0.485)         $(0.481)           $(0.493)     $(0.499)    $(0.493)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.485)         $(0.481)           $(0.493)     $(0.499)    $(0.493)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.450          $ 9.660            $ 9.710      $ 9.200     $ 9.320
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.88%            4.61%             11.24%        4.30%      (2.91)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $10,727          $ 8,907            $ 4,236      $ 1,553     $ 1,757
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.73%            0.80%              0.75%        0.70%       0.78%
   Expenses after custodian
      fee reduction(4)               0.71%            0.78%              0.70%        0.68%       0.75%
   Net investment income             5.06%            5.05%              5.14%        5.54%       4.98%
Portfolio Turnover of the
   Portfolio                           37%              15%                21%          12%         26%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     SOUTH CAROLINA FUND -- CLASS B
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003          2002(1)(2)          2001(1)        2000        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.250          $10.300            $ 9.760      $ 9.900     $10.720
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income             $ 0.441          $ 0.441            $ 0.445      $ 0.446     $ 0.448
Net realized and unrealized
   gain (loss)                     (0.231)          (0.057)             0.542       (0.134)     (0.820)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.210          $ 0.384            $ 0.987      $ 0.312     $(0.372)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income        $(0.440)         $(0.434)           $(0.447)     $(0.452)    $(0.448)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.440)         $(0.434)           $(0.447)     $(0.452)    $(0.448)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.020          $10.250            $10.300      $ 9.760     $ 9.900
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.06%            3.87%             10.39%        3.32%      (3.63)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $40,459          $37,935            $35,378      $33,452     $42,600
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.48%            1.56%              1.49%        1.59%       1.51%
   Expenses after custodian
      fee reduction(4)               1.46%            1.54%              1.44%        1.57%       1.48%
   Net investment income             4.33%            4.35%              4.84%        4.65%       4.26%
Portfolio Turnover of the
   Portfolio                           37%              15%                21%          12%         26%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        TENNESSEE FUND -- CLASS A
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003          2002(1)(2)          2001        2000(1)        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.910          $ 9.920          $ 9.480       $ 9.460      $ 9.980
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income             $ 0.469          $ 0.479          $ 0.484       $ 0.482      $ 0.489
Net realized and unrealized
   gain (loss)                     (0.111)          (0.011)           0.434         0.020       (0.519)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.358          $ 0.468          $ 0.918       $ 0.502      $(0.030)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income        $(0.478)         $(0.478)         $(0.478)      $(0.482)     $(0.490)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.478)         $(0.478)         $(0.478)      $(0.482)     $(0.490)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.79          $ 9.910          $ 9.920       $ 9.480      $ 9.460
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      3.65%            4.91%            9.94%         5.57%       (0.39)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,051          $ 6,672          $ 4,654       $ 3,557      $ 2,870
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.74%            0.76%            0.76%         0.83%        0.70%
   Expenses after custodian
      fee reduction(4)               0.71%            0.74%            0.72%         0.81%        0.69%
   Net investment income             4.72%            4.91%            5.03%         5.23%        4.96%
Portfolio Turnover of the
   Portfolio                           17%              19%              11%            9%          13%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        TENNESSEE FUND -- CLASS B
                                  ---------------------------------------------------------------------
                                                          YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------
                                    2003          2002(1)(2)          2001        2000(1)        1999
-------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.800          $10.800          $10.320       $10.280      $10.840
-------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------
Net investment income             $ 0.433          $ 0.444          $ 0.451       $ 0.452      $ 0.446
Net realized and unrealized
   gain (loss)                     (0.133)          (0.004)           0.466         0.023       (0.564)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.300          $ 0.440          $ 0.917       $ 0.475      $(0.118)
-------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------
From net investment income        $(0.440)         $(0.440)         $(0.437)      $(0.435)     $(0.442)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.440)         $(0.440)         $(0.437)      $(0.435)     $(0.442)
-------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.66          $10.800          $10.800       $10.320      $10.280
-------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                      2.79%            4.22%            9.09%         4.82%       (1.19)%
-------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $39,182          $41,087          $42,550       $41,372      $46,389
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       1.49%            1.51%            1.51%         1.57%        1.51%
   Expenses after custodian
      fee reduction(4)               1.46%            1.49%            1.47%         1.55%        1.50%
   Net investment income             3.99%            4.19%            4.30%         4.50%        4.15%
Portfolio Turnover of the
   Portfolio                           17%              19%              11%            9%          13%
-------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by less than $0.001, increase net realized and unrealized loss per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           VIRGINIA FUND -- CLASS A
                                  ---------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.600           $ 9.700            $ 9.220        $ 9.300      $ 9.870
-------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------------------------
Net investment income               $ 0.463           $ 0.475            $ 0.464        $ 0.481      $ 0.503
Net realized and unrealized
   gain (loss)                       (0.217)           (0.119)             0.492         (0.072)      (0.582)
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.246           $ 0.356            $ 0.956        $ 0.409      $(0.079)
-------------------------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------------------------
From net investment income          $(0.456)          $(0.456)           $(0.476)       $(0.489)     $(0.491)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.456)          $(0.456)           $(0.476)       $(0.489)     $(0.491)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.390           $ 9.600            $ 9.700        $ 9.220      $ 9.300
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        2.58%             3.82%             10.66%          4.66%       (0.90)%
-------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,477           $ 8,357            $ 7,164        $ 3,632      $ 3,528
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.81%             0.82%              0.84%          0.81%        0.73%
   Expenses after custodian
      fee reduction(4)                 0.80%             0.82%              0.82%          0.80%        0.71%
   Net investment income               4.83%             4.99%              4.89%          5.34%        5.00%
Portfolio Turnover of the
   Portfolio                             20%               33%                39%            23%          17%
-------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            VIRGINIA FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                  ----------------------------------------------------------------------------
                                    2003(1)          2002(1)(2)          2001(1)        2000(1)        1999
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.630           $ 10.730          $ 10.200       $ 10.290      $ 10.930
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income              $  0.434           $  0.448          $  0.435       $  0.456      $  0.450
Net realized and unrealized
   gain (loss)                       (0.240)            (0.124)            0.545         (0.083)       (0.629)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $  0.194           $  0.324          $  0.980       $  0.373      $ (0.179)
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income         $ (0.424)          $ (0.424)         $ (0.450)      $ (0.463)     $ (0.461)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (0.424)          $ (0.424)         $ (0.450)      $ (0.463)     $ (0.461)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $ 10.400           $ 10.630          $ 10.730       $ 10.200      $ 10.290
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        1.81%              3.14%             9.86%          3.80%        (1.75)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $103,739           $110,881          $114,367       $111,662      $133,522
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.56%              1.57%             1.60%          1.60%         1.58%
   Expenses after custodian
      fee reduction(4)                 1.55%              1.57%             1.58%          1.59%         1.56%
   Net investment income               4.09%              4.25%             4.19%          4.57%         4.19%
Portfolio Turnover of the
   Portfolio                             20%                33%               39%            23%           17%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%. Per share data and ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, twelve of which, each diversified, are included in these financial statements. They include Eaton Vance Alabama Municipals Fund (Alabama Fund), Eaton Vance Arkansas Municipals Fund (Arkansas Fund), Eaton Vance Georgia Municipals Fund (Georgia Fund), Eaton Vance Kentucky Municipals Fund (Kentucky Fund), Eaton Vance Louisiana Municipals Fund (Louisiana Fund), Eaton Vance Maryland Municipals Fund (Maryland Fund), Eaton Vance Missouri Municipals Fund (Missouri Fund), Eaton Vance North Carolina Municipals Fund (North Carolina Fund), Eaton Vance Oregon Municipals Fund (Oregon Fund), Eaton Vance South Carolina Municipals Fund (South Carolina Fund), Eaton Vance Tennessee Municipals Fund (Tennessee Fund) and Eaton Vance Virginia Municipals Fund (Virginia Fund), (collectively, the Funds). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Alabama Fund invests its assets in the Alabama Municipals Portfolio, the Arkansas Fund invests its assets in the Arkansas Municipals Portfolio, the Georgia Fund invests its assets in the Georgia Municipals Portfolio, the Kentucky Fund invests its assets in the Kentucky Municipals Portfolio, the Louisiana Fund invests its assets in the Louisiana Municipals Portfolio, the Maryland Fund invests its assets in the Maryland Municipals Portfolio, the Missouri Fund invests its assets in the Missouri Municipals Portfolio, the North Carolina Fund invests its assets in the North Carolina Municipals Portfolio, the Oregon Fund invests its assets in the Oregon Municipals Portfolio, the South Carolina Fund invests its assets in the South Carolina Municipals Portfolio, the Tennessee Fund invests its assets in the Tennessee Municipals Portfolio and the Virginia Fund invests its assets in the Virginia Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at August 31, 2003 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2003, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    ---------------------------------------------------------------------
    Alabama                                   $  405,357  August 31, 2011
                                                 136,447  August 31, 2010
                                                 272,583  August 31, 2008
                                                  94,556  August 31, 2005
                                                 988,165  August 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    ---------------------------------------------------------------------
    Arkansas                                  $  336,826  August 31, 2009
                                                 251,575  August 31, 2005
                                                 186,510  August 31, 2004
    Georgia                                      295,816  August 31, 2011
                                                 223,748  August 31, 2009
                                                  41,652  August 31, 2008
                                               5,072,486  August 31, 2004
    Kentucky                                     134,770  August 31, 2010
                                                 233,391  August 31, 2005
                                               1,094,148  August 31, 2004
    Louisiana                                    183,393  August 31, 2010
                                                 159,254  August 31, 2009
                                                 527,106  August 31, 2008
                                                 250,387  August 31, 2005
                                               1,271,552  August 31, 2004
    Missouri                                     475,094  August 31, 2010
                                                 113,141  August 31, 2005
                                                  14,016  August 31, 2004
    North Carolina                                73,745  August 31, 2005
                                               6,919,660  August 31, 2004
    Oregon                                        87,267  August 31, 2009
                                                 147,651  August 31, 2008
                                                 924,680  August 31, 2005
                                               1,336,365  August 31, 2004
    South Carolina                               347,930  August 31, 2010
                                                 155,263  August 31, 2008
                                                  25,336  August 31, 2007
                                                 183,416  August 31, 2005
                                               2,712,740  August 31, 2004
    Tennessee                                    246,996  August 31, 2005
                                                 928,970  August 31, 2004
    Virginia                                     730,517  August 31, 2010
                                                 168,858  August 31, 2009
                                               3,521,424  August 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at August 31, 2003, Kentucky Fund, North Carolina Fund and Virginia Fund had net capital losses of $2,797,374, $836,551, and $424,073 respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending August 31, 2004.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce each Fund's custodian fees are reported as a reduction of operating expenses on the Statements of Operations.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ALABAMA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        253,872      234,068
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  19,464       15,336
    Redemptions                                 (115,690)     (86,396)
    ------------------------------------------------------------------
    NET INCREASE                                 157,646      163,008
    ------------------------------------------------------------------
                                                    ALABAMA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        478,349      429,657
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  93,673       91,347
    Redemptions                                 (569,034)    (626,535)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                        2,988     (105,531)
    ------------------------------------------------------------------
                                                   ARKANSAS FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        260,820      222,575
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,384        6,995
    Redemptions                                  (38,863)      (8,238)
    ------------------------------------------------------------------
    NET INCREASE                                 234,341      221,332
    ------------------------------------------------------------------
                                                   ARKANSAS FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        154,802      213,362
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  76,262       78,170
    Redemptions                                 (312,574)    (426,348)
    ------------------------------------------------------------------
    NET DECREASE                                 (81,510)    (134,816)
    ------------------------------------------------------------------

                                                    GEORGIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        185,809       75,966
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   7,065        7,361
    Redemptions                                  (99,484)    (610,162)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       93,390     (526,835)
    ------------------------------------------------------------------

                                                    GEORGIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        439,205      365,347
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  89,735       92,460
    Redemptions                                 (711,548)    (682,807)
    ------------------------------------------------------------------
    NET DECREASE                                (182,608)    (225,000)
    ------------------------------------------------------------------

                                                   KENTUCKY FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        181,905       76,446
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   7,336       16,125
    Redemptions                                  (58,976)    (568,066)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      130,265     (475,495)
    ------------------------------------------------------------------

                                                   KENTUCKY FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        436,325      343,130
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 116,438      121,556
    Redemptions                                 (735,760)    (966,926)
    ------------------------------------------------------------------
    NET DECREASE                                (182,997)    (502,240)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   LOUISIANA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        110,097       79,121
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  16,826       18,308
    Redemptions                                 (100,628)     (62,401)
    ------------------------------------------------------------------
    NET INCREASE                                  26,295       35,028
    ------------------------------------------------------------------

                                                   LOUISIANA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        147,908      244,890
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  26,091       27,540
    Redemptions                                 (236,601)    (284,857)
    ------------------------------------------------------------------
    NET DECREASE                                 (62,602)     (12,427)
    ------------------------------------------------------------------

                                                   MARYLAND FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        354,621      619,046
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,847       13,952
    Redemptions                                 (639,921)    (170,429)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (264,453)     462,569
    ------------------------------------------------------------------

                                                   MARYLAND FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        485,863      670,404
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 130,013      127,966
    Redemptions                                 (851,414)    (927,894)
    ------------------------------------------------------------------
    NET DECREASE                                (235,538)    (129,524)
    ------------------------------------------------------------------

                                                   MISSOURI FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        227,719      219,267
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  21,825       13,046
    Redemptions                                 (135,437)     (39,918)
    ------------------------------------------------------------------
    NET INCREASE                                 114,107      192,395
    ------------------------------------------------------------------

                                                   MISSOURI FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        318,793      393,862
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 103,698      103,405
    Redemptions                                 (553,142)    (542,621)
    ------------------------------------------------------------------
    NET DECREASE                                (130,651)     (45,354)
    ------------------------------------------------------------------

                                                NORTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        250,128      323,732
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  27,368       16,955
    Redemptions                                 (215,969)    (217,716)
    ------------------------------------------------------------------
    NET INCREASE                                  61,527      122,971
    ------------------------------------------------------------------

                                                NORTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        455,090      433,979
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 153,209      158,366
    Redemptions                               (1,024,553)  (1,129,106)
    ------------------------------------------------------------------
    NET DECREASE                                (416,254)    (536,761)
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    OREGON FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        340,699      360,572
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  25,706       15,437
    Redemptions                                 (116,645)    (139,900)
    ------------------------------------------------------------------
    NET INCREASE                                 249,760      236,109
    ------------------------------------------------------------------

                                                    OREGON FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        567,056      546,349
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 170,205      163,891
    Redemptions                                 (844,495)    (933,825)
    ------------------------------------------------------------------
    NET DECREASE                                (107,234)    (223,585)
    ------------------------------------------------------------------

                                                SOUTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        442,811      521,631
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  19,527       16,232
    Redemptions                                 (249,315)     (52,315)
    ------------------------------------------------------------------
    NET INCREASE                                 213,023      485,548
    ------------------------------------------------------------------

                                                SOUTH CAROLINA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        639,522      565,170
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  69,752       56,392
    Redemptions                                 (373,129)    (354,167)
    ------------------------------------------------------------------
    NET INCREASE                                 336,145      267,395
    ------------------------------------------------------------------

                                                   TENNESSEE FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        462,924      240,116
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  23,252       13,912
    Redemptions                                 (234,372)     (50,141)
    ------------------------------------------------------------------
    NET INCREASE                                 251,804      203,887
    ------------------------------------------------------------------

                                                   TENNESSEE FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        341,873      310,586
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  74,063       74,453
    Redemptions                                 (544,964)    (518,358)
    ------------------------------------------------------------------
    NET DECREASE                                (129,028)    (133,319)
    ------------------------------------------------------------------

                                                   VIRGINIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        212,727      186,948
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  21,108       17,589
    Redemptions                                  (95,245)     (72,973)
    ------------------------------------------------------------------
    NET INCREASE                                 138,590      131,564
    ------------------------------------------------------------------

                                                   VIRGINIA FUND
                                              ------------------------
                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                      2003         2002
    ------------------------------------------------------------------
    Sales                                        559,358      801,250
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 204,805      202,287
    Redemptions                               (1,220,982)  (1,227,458)
    ------------------------------------------------------------------
    NET DECREASE                                (456,819)    (223,921)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   elsewhere in this report. Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. Except for Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended August 31, 2003, EVM earned $2,551, $2,146, $2,853, $3,759, $948, $4,067, $3,418, $5,000, $4,315, $1,932,
   $2,317 and $6,037 in sub-transfer agent fees from Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $5,604, $5,727, $2,792, $3,682, $2,786, $5,476, $3,575,
   $3,556, $7,626, $3,898, $5,991 and 2,329 from the Alabama Fund, Arkansas
   Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2003.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Plans requires the Class B shares to pay EVD amounts not exceeding 1/365 of 0.75% of each Fund's daily net assets attributable to Class B for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by Class B. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's Class B net assets. For the year ended August 31, 2003, the Class B shares of the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid $421,790, $266,706, $389,300, $489,335, $174,879, $555,014, $389,774, $630,053, $566,817,
   $299,780, $306,751 and $815,885, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At August 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund were approximately $1,442,000, $1,073,000, $1,651,000, $1,406,000, $826,000, $3,149,000,
   $701,000, $1,856,000, $1,828,000, $1,384,000, $867,000 and
   $1,769,000, respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended
   August 31, 2003, Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund paid or accrued service fees to or payable to EVD in the amount of $17,628, $16,797, $8,034, $7,566, $12,126, $19,115, $13,905, $19,233, $17,587, $17,910 $16,192, and
   $17,803, respectively, for Class A shares, and $112,477, $71,121, $103,813,
   $130,489, $46,634, $148,004, $103,940, $168,014, $151,151, $79,941, $81,800
   and $217,569, respectively, for Class B shares. Certain officers and Trustees of the Funds are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A share purchases at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Class A share purchases of a single transaction at net asset value in amounts of $5 million or more will not be subject

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   to any CDSC for such investment or any subsequent investment in the same fund. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,000, $2,000 and $1,000 of CDSC paid by Class A shareholders of Georgia Fund, Louisiana Fund and Virginia Fund, respectively, and approximately $41,000, $15,000, $38,000, $45,000, $13,000,
   $54,000, $21,000, $64,000, $67,000, $40,000, $39,000 and $67,000 of CDSC paid by Class B shareholders of Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund, respectively, for the year ended August 31, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended August 31, 2003 were as follows:

    ALABAMA FUND
    -----------------------------------------------------
    Increases                                 $ 7,826,188
    Decreases                                   9,563,241

    ARKANSAS FUND
    -----------------------------------------------------
    Increases                                 $ 4,623,125
    Decreases                                   5,016,611

    GEORGIA FUND
    -----------------------------------------------------
    Increases                                 $ 6,128,727
    Decreases                                  10,414,983

    KENTUCKY FUND
    -----------------------------------------------------
    Increases                                 $ 6,168,539
    Decreases                                  10,294,305

    LOUISIANA FUND
    -----------------------------------------------------
    Increases                                 $ 2,630,038
    Decreases                                   4,426,484

    MARYLAND FUND
    -----------------------------------------------------
    Increases                                 $ 8,575,652
    Decreases                                  17,793,080

    MISSOURI FUND
    -----------------------------------------------------
    Increases                                 $ 5,893,727
    Decreases                                   9,406,029

    NORTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $ 7,117,679
    Decreases                                  15,522,233

    OREGON FUND
    -----------------------------------------------------
    Increases                                 $ 9,291,990
    Decreases                                  12,365,559

    SOUTH CAROLINA FUND
    -----------------------------------------------------
    Increases                                 $10,958,295
    Decreases                                   7,921,651

    TENNESSEE FUND
    -----------------------------------------------------
    Increases                                 $ 8,308,589
    Decreases                                   9,554,586

    VIRGINIA FUND
    -----------------------------------------------------
    Increases                                 $ 7,960,993
    Decreases                                  17,554,176

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

8 Shareholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   The Funds held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.  DONALD R.    JAMES B.   SAMUEL L.   WILLIAM H.   NORTON H.    LYNN A.
    FUND                                      BIBLIOWICZ    DWIGHT      HAWKES    HAYES, III     PARK        REAMER      STOUT
    -----------------------------------------------------------------------------------------------------------------------------
    Alabama Fund
       Affirmative                            4,538,448   4,531,808   4,538,448   4,534,334    4,538,448   4,534,334   4,535,827
       Withhold                                   8,189      14,829       8,189      12,303        8,189      12,303      10,810
    Arkansas Fund
       Affirmative                            3,367,460   3,363,961   3,368,868   3,368,868    3,368,868   3,368,868   3,367,460
       Withhold                                  30,262      33,761      28,854      28,854       28,854      28,854      30,262
    Georgia Fund
       Affirmative                            4,320,171   4,332,462   4,333,204   4,338,067    4,333,204   4,331,767   4,338,071
       Withhold                                  89,123      76,832      76,090      71,227       76,090      77,527      71,223
    Kentucky Fund
       Affirmative                            5,251,599   5,246,207   5,257,849   5,251,066    5,251,599   5,251,066   5,252,990
       Withhold                                  88,626      94,018      82,377      89,159       88,626      89,159      87,236
    Louisiana Fund
       Affirmative                            1,786,306   1,778,644   1,786,306   1,786,306    1,778,644   1,786,306   1,786,306
       Withhold                                  35,756      43,418      35,756      35,756       43,418      35,756      35,756
    Maryland Fund
       Affirmative                            6,030,969   6,031,598   6,032,295   6,029,419    6,036,765   6,030,796   6,031,188
       Withhold                                  92,675      92,046      91,349      94,225       86,879      92,849      92,456
    Missouri Fund
       Affirmative                            3,805,265   3,794,902   3,806,451   3,801,696    3,798,397   3,793,642   3,798,397
       Withhold                                 133,519     143,882     132,333     137,088      140,387     145,142     140,387
    North Carolina Fund
       Affirmative                            7,764,474   7,767,791   7,769,596   7,768,058    7,769,602   7,764,376   7,769,602
       Withhold                                 110,822     107,505     105,700     107,238      105,694     110,920     105,694
    Oregon Fund
       Affirmative                            6,750,237   6,747,076   6,748,739   6,747,076    6,750,237   6,747,076   6,747,585
       Withhold                                 125,781     128,943     127,279     128,943      125,781     128,943     128,434
    South Carolina Fund
       Affirmative                            4,218,981   4,187,713   4,217,539   4,216,029    4,218,981   4,217,539   4,217,471
       Withhold                                  54,010      85,277      55,452      56,962       54,010      55,451      55,520
    Tennessee Fund
       Affirmative                            3,636,140   3,634,181   3,636,140   3,634,181    3,636,140   3,634,820   3,634,910
       Withhold                                  43,549      45,509      43,549      45,509       43,549      44,869      44,780
    Virginia Fund
       Affirmative                            8,843,514   8,830,081   8,865,228   8,848,888    8,858,697   8,858,894   8,854,211
       Withhold                                 130,693     144,125     108,978     125,318      115,509     120,313     119,995

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

EATON VANCE MUNICIPALS FUNDS AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund (the "Funds") (certain of the series of Eaton Vance Municipals Trust) (the "Trust") as of August 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2003 and 2002 and financial highlights for each of the years in the five year period ended August 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at August 31, 2003, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.3%
------------------------------------------------------------------------
     $1,500        Birmingham-Southern College Building
                   Authority, 5.35%, 12/1/19                 $ 1,462,995
------------------------------------------------------------------------
                                                             $ 1,462,995
------------------------------------------------------------------------
Escrowed / Prerefunded -- 6.5%
------------------------------------------------------------------------
     $1,750        Marshall County, Healthcare Authority,
                   (Boaz-Albertville Medical Center),
                   Prerefunded to 1/1/05, 7.00%, 1/1/20      $ 1,912,978
      2,000        Tallassee IDB, (United Technologies),
                   Prerefunded to 8/1/06, 6.10%, 8/1/14        2,270,680
------------------------------------------------------------------------
                                                             $ 4,183,658
------------------------------------------------------------------------
General Obligations -- 2.2%
------------------------------------------------------------------------
     $1,125        Huntsville, 5.25%, 5/1/31                 $ 1,139,130
        550        Puerto Rico, 0.00%, 7/1/15                    314,039
------------------------------------------------------------------------
                                                             $ 1,453,169
------------------------------------------------------------------------
Hospital -- 8.1%
------------------------------------------------------------------------
     $1,000        Alexander City, (Russell Hospital),
                   6.00%, 12/1/22                            $   946,770
      1,000        Cullman Medical Clinic Board, (Cullman
                   Regional Medical Center),
                   6.50%, 2/15/23                                999,520
      1,250        Huntsville, Health Care Authority,
                   5.75%, 6/1/31                               1,259,700
      1,000        Marshall County, Health Care Authority,
                   5.75%, 1/1/32                               1,012,520
        935        Oneonta Eastern Healthcare Facility
                   Financing Authority, 7.75%, 7/1/21          1,022,198
------------------------------------------------------------------------
                                                             $ 5,240,708
------------------------------------------------------------------------
Industrial Development Revenue -- 4.4%
------------------------------------------------------------------------
     $1,000        Courtland, Solid Waste Disposal,
                   (Champion International Corp.), (AMT),
                   6.70%, 11/1/29                            $ 1,030,920
        750        Phenix County, Industrial Development
                   Board Environmental Improvements,
                   6.10%, 5/15/30                                754,440
      1,180        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               531,012
        500        Selma, Solid Waste Disposal,
                   (International Paper), (AMT),
                   6.00%, 12/1/17                                504,850
------------------------------------------------------------------------
                                                             $ 2,821,222
------------------------------------------------------------------------
Insured-Education -- 12.5%
------------------------------------------------------------------------
     $1,775        Alabama Agricultural and Mechanical
                   University, (MBIA), 5.00%, 11/1/25        $ 1,766,640
      1,500        Alabama State University, (MBIA),
                   5.25%, 3/1/33                               1,520,340
        750        Auburn University, (MBIA),
                   5.00%, 6/1/26                                 744,405
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $7,500        University of South Alabama, (AMBAC),
                   0.00%, 11/15/16                           $ 4,049,475
------------------------------------------------------------------------
                                                             $ 8,080,860
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.5%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $ 1,477,470
        165        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(1)(2)           176,939
------------------------------------------------------------------------
                                                             $ 1,654,409
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 14.6%
------------------------------------------------------------------------
     $1,000        Huntsville, Health Care Facilities,
                   (MBIA), Prerefunded to 6/1/04,
                   6.50%, 6/1/13                             $ 1,061,140
      1,310        Jefferson County, Sewer, (FGIC),
                   Prerefunded to 2/1/09, 5.00%, 2/1/33        1,446,476
      1,190        Jefferson County, Sewer, (FGIC),
                   Prerefunded to 2/1/09, 5.00%, 2/1/33        1,317,116
      1,000        Jefferson County, Sewer, (FGIC),
                   Prerefunded to 2/1/09, 5.125%, 2/1/39       1,110,380
        500        Madison, Warrants, (MBIA), Prerefunded
                   to 2/1/04, 6.00%, 2/1/24                      520,575
      2,750        Scottsboro, Water, Sewer and Gas,
                   (AMBAC), Prerefunded to 6/1/04,
                   6.50%, 12/1/14                              2,918,795
      1,000        West Morgan-East Lawrence, Water
                   Authority, (FSA), Prerefunded to
                   8/15/04, 6.85%, 8/15/25                     1,075,530
------------------------------------------------------------------------
                                                             $ 9,450,012
------------------------------------------------------------------------
Insured-General Obligations -- 9.0%
------------------------------------------------------------------------
     $1,000        Homewood, (MBIA), 5.00%, 9/1/31           $   982,980
        500        Madison, Warrants, (MBIA),
                   5.00%, 9/1/27                                 495,515
      4,000        Mobile, (MBIA), 0.00%, 8/15/20              1,585,800
        700        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)                   766,381
      1,000        Shoals, Public Park Authority, (MBIA),
                   5.00%, 12/1/32                                984,210
      1,000        Walker County, Public Building, Bridge
                   and Road Tax, (AMBAC), 5.00%, 2/1/32          985,630
------------------------------------------------------------------------
                                                             $ 5,800,516
------------------------------------------------------------------------
Insured-Hospital -- 8.4%
------------------------------------------------------------------------
     $3,000        Birmingham, Care Facility Financing
                   Authority, (Children's Hospital),
                   (AMBAC), 5.00%, 6/1/32                    $ 2,946,330
      1,500        East Alabama, Health Care Authority,
                   (MBIA), 5.00%, 9/1/27                       1,478,340

                       SEE NOTES TO FINANCIAL STATEMENTS

ALABAMA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $1,000        Huntsville, Health Care Authority,
                   (MBIA), 5.40%, 6/1/22                     $ 1,036,220
------------------------------------------------------------------------
                                                             $ 5,460,890
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.8%
------------------------------------------------------------------------
     $  500        Huntsville-Madison County Airport,
                   (AMT), (MBIA), 5.40%, 7/1/19              $   506,200
------------------------------------------------------------------------
                                                             $   506,200
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
     $  400        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(1)(2)     $   453,220
------------------------------------------------------------------------
                                                             $   453,220
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.7%
------------------------------------------------------------------------
     $1,825        Birmingham Jefferson, Civic Center
                   Authority, (MBIA), 0.00%, 9/1/18          $   865,999
        250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/07(1)(3)                   251,935
------------------------------------------------------------------------
                                                             $ 1,117,934
------------------------------------------------------------------------
Insured-Transportation -- 10.0%
------------------------------------------------------------------------
     $4,500        Alabama State Docks Department, (MBIA),
                   (AMT), 6.30%, 10/1/21(4)                  $ 4,944,465
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             564,760
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               962,870
------------------------------------------------------------------------
                                                             $ 6,472,095
------------------------------------------------------------------------
Insured-Water and Sewer -- 14.0%
------------------------------------------------------------------------
     $1,000        Birmingham, Waterworks and Sewer Board,
                   (MBIA), 5.25%, 1/1/33                     $ 1,013,560
      1,000        Helena, Utilities Board Water and Sewer,
                   (MBIA), 5.25%, 4/1/33                       1,010,080
      1,000        Helena, Utilities Board Water and Sewer,
                   (MBIA), 5.25%, 4/1/27                       1,015,080
      1,000        Opelika, Water Works Board Utility,
                   (FSA), 5.125%, 6/1/31                         995,810
        500        Ozark, Utilities Board Water and Sewer,
                   (AMBAC), 5.00%, 9/1/31                        493,690
      3,075        Prichard Water and Sewer, (AMBAC),
                   6.125%, 11/15/14                            3,295,262
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $1,195        Warrior River, Water Authority, (FSA),
                   5.25%, 8/1/23                             $ 1,216,247
------------------------------------------------------------------------
                                                             $ 9,039,729
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.8%
------------------------------------------------------------------------
     $  500        Puerto Rico, (Guaynabo Municipal
                   Government Center Lease), 5.625%, 7/1/22  $   502,055
------------------------------------------------------------------------
                                                             $   502,055
------------------------------------------------------------------------
Nursing Home -- 0.3%
------------------------------------------------------------------------
     $  240        Fairhope Midtown Medical Clinic Board,
                   (Beverly Enterprises), 6.375%, 6/1/09     $   230,335
------------------------------------------------------------------------
                                                             $   230,335
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $60,890,842)                             $63,930,007
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $   786,333
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $64,716,340
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 75.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.1% to 34.0% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 6.5%
------------------------------------------------------------------------
     $2,250        Conway, Public Facilities Board,
                   (Hendrix College), 6.00%, 10/1/26         $ 2,325,577
        500        University of Arkansas Student Fee,
                   Phillips College, 5.00%, 9/1/17               502,790
------------------------------------------------------------------------
                                                             $ 2,828,367
------------------------------------------------------------------------
Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  550        Jefferson, Pollution Control, (Arkansas
                   Power and Light), 6.30%, 6/1/18           $   559,927
------------------------------------------------------------------------
                                                             $   559,927
------------------------------------------------------------------------
General Obligations -- 6.1%
------------------------------------------------------------------------
     $2,750        Arkansas State College Savings,
                   0.00%, 6/1/14                             $ 1,707,557
      2,000        Puerto Rico, 0.00%, 7/1/18                    941,820
------------------------------------------------------------------------
                                                             $ 2,649,377
------------------------------------------------------------------------
Hospital -- 14.0%
------------------------------------------------------------------------
     $  500        Arkansas Development Finance Authority,
                   (Washington Regional Medical Center),
                   7.375%, 2/1/29                            $   533,450
        800        Arkansas Development Finance Authority,
                   (White River Medical Center),
                   5.60%, 6/1/24                                 799,432
        750        Baxter County, Community Hospital
                   District, 5.625%, 9/1/28                      728,452
      1,000        Conway, Health Facilities Board, (Conway
                   Regional Medical Center), 6.40%, 8/1/29     1,036,910
        625        Little Rock, Health Facilities Board,
                   (Baptist Medical Center),
                   6.80%, 11/1/05                                684,944
        250        North Little Rock, Health Facilities
                   Board, (Baptist Health), 5.70%, 7/1/22        253,970
      1,250        Paragould, Hospital, (Methodist Hospital
                   Corp.), 6.375%, 10/1/17                     1,290,637
        785        Pulaski County, (Children's Hospital),
                   5.25%, 3/1/16                                 805,418
------------------------------------------------------------------------
                                                             $ 6,133,213
------------------------------------------------------------------------
Housing -- 4.6%
------------------------------------------------------------------------
     $  285        Arkansas Development Finance Authority,
                   SFM, (GNMA), (AMT), 7.45%, 1/1/27         $   301,977
        250        Arkansas Development Finance Authority,
                   SFM, (GNMA/ FNMA), (AMT), 5.00%, 1/1/29       238,920
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  975        Arkansas Development Finance Authority,
                   SFM, (GNMA/ FNMA), (AMT), 6.70%, 7/1/27   $ 1,015,014
        485        North Little Rock, Residential Housing
                   Facilities, (Parkstone Place),
                   6.50%, 8/1/21                                 448,334
------------------------------------------------------------------------
                                                             $ 2,004,245
------------------------------------------------------------------------
Industrial Development Revenue -- 9.2%
------------------------------------------------------------------------
     $  400        Arkansas Development Finance Authority,
                   Industrial Facility Revenue, (Potlatch
                   Corp.), (AMT), 7.75%, 8/1/25              $   400,848
      2,000        Baxter, (Aeroquip Corp.),
                   5.80%, 10/1/13                              2,180,580
        750        Calhoun County, Solid Waste Disposal
                   Revenue, (Georgia-Pacific Corp.), (AMT),
                   6.375%, 11/1/26                               663,802
        250        Pine Bluff, Environmental Improvements
                   Revenue, (International Paper Co.),
                   (AMT), 6.70%, 8/1/20                          262,815
      1,150        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               517,512
------------------------------------------------------------------------
                                                             $ 4,025,557
------------------------------------------------------------------------
Insured-Education -- 8.4%
------------------------------------------------------------------------
     $  310        Arkansas State University, (Consolidated
                   Building System), (AMBAC), 5.10%, 4/1/24  $   311,888
        200        Arkansas State University, (Newport
                   Campus), (AMBAC), 4.625%, 5/1/23              196,188
      1,000        Pulaski Technical College, (State
                   Tuition and Fee), (AMBAC),
                   4.80%, 3/1/28                                 962,360
        750        University of Arkansas, (Fayetteville
                   Campus), (FGIC), 5.00%, 12/1/32               745,943
      1,000        University of Arkansas, (Fort Smith
                   Campus), (FGIC), 4.25%, 12/1/23               906,880
        500        University of Central Arkansas, (AMBAC),
                   6.125%, 4/1/26                                552,260
------------------------------------------------------------------------
                                                             $ 3,675,519
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.9%
------------------------------------------------------------------------
     $  250        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/10                     $   294,833
      1,000        North Little Rock, Electric System,
                   (MBIA), 6.50%, 7/1/15                       1,200,100
        500        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)            524,120

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------
     $  135        Puerto Rico Electric Power Authority,
                   DRIVERS, (FSA), Variable Rate,
                   7/1/29(1)(3)                              $   144,769
------------------------------------------------------------------------
                                                             $ 2,163,822
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 1.4%
------------------------------------------------------------------------
     $  500        Harrison, Residential Housing Facility
                   Board, Single Family Mortgage, (FGIC),
                   Escrowed to Maturity, 7.40%, 9/1/11       $   618,105
------------------------------------------------------------------------
                                                             $   618,105
------------------------------------------------------------------------
Insured-General Obligations -- 9.3%
------------------------------------------------------------------------
     $  500        Arkansas State College Savings, (FGIC),
                   0.00%, 6/1/17                             $   258,985
      1,500        Benton, School District, (AMBAC),
                   4.50%, 2/1/28                               1,363,185
        500        Little Rock, School District, (FSA),
                   5.25%, 2/1/33                                 510,415
        500        Puerto Rico General Obligation, (FGIC),
                   Variable Rate, 7/1/32(1)(3)                   504,690
        160        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(1)(3)                   211,707
        500        Rogers, School District, (AMBAC),
                   5.00%, 2/1/27                                 500,385
        250        Springdale, School District, (AMBAC),
                   4.50%, 6/1/24                                 235,030
        500        Valley View, School District, (AMBAC),
                   5.00%, 2/1/33                                 495,790
------------------------------------------------------------------------
                                                             $ 4,080,187
------------------------------------------------------------------------
Insured-Hospital -- 7.2%
------------------------------------------------------------------------
     $2,000        Jonesboro, Residential Housing and
                   Health Care Facilities Board Hospital,
                   (Saint Bernard Regional Medical Center),
                   (AMBAC), 5.90%, 7/1/16                    $ 2,207,840
        400        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   5.80%, 5/1/11                                 428,808
        500        Saline County, Retirement Housing and
                   Healthcare Facilities Board, (Evan
                   Lutheran Good Samaritan), (AMBAC),
                   6.00%, 6/1/18                                 511,660
------------------------------------------------------------------------
                                                             $ 3,148,308
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.6%
------------------------------------------------------------------------
     $  240        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(1)(3)     $   271,932
------------------------------------------------------------------------
                                                             $   271,932
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 0.5%
------------------------------------------------------------------------
     $  200        Puerto Rico Highway and Transportation
                   Authority, (FSA), Variable Rate,
                   7/1/32(1)(3)                              $   201,876
------------------------------------------------------------------------
                                                             $   201,876
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.7%
------------------------------------------------------------------------
     $1,250        Arkansas Community Water System, Public
                   Water Authority, (MBIA), 5.00%, 10/1/42   $ 1,227,400
        665        Arkansas Community Water System, Public
                   Water Authority, (MBIA), 5.00%, 10/1/33       656,308
        500        Conway, Water Revenue, (FGIC),
                   5.125%, 12/1/23                               505,765
      1,395        Fort Smith, Water and Sewer, (FSA),
                   5.00%, 10/1/23                              1,407,625
------------------------------------------------------------------------
                                                             $ 3,797,098
------------------------------------------------------------------------
Miscellaneous -- 1.8%
------------------------------------------------------------------------
     $  750        Puerto Rico Infrastructure Financing
                   Authority, 5.50%, 10/1/40                 $   792,795
------------------------------------------------------------------------
                                                             $   792,795
------------------------------------------------------------------------
Pooled Loans -- 1.7%
------------------------------------------------------------------------
     $  700        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $   728,406
------------------------------------------------------------------------
                                                             $   728,406
------------------------------------------------------------------------
Special Tax Revenue -- 6.2%
------------------------------------------------------------------------
     $  250        Arkansas, (Federal Highway) Grant
                   Anticipation Tax Revenue, 5.00%, 8/1/14   $   267,533
      2,000        Little Rock, Hotel and Restaurant Gross
                   Receipts Tax, 7.375%, 8/1/15                2,440,820
------------------------------------------------------------------------
                                                             $ 2,708,353
------------------------------------------------------------------------
Transportation -- 3.0%
------------------------------------------------------------------------
     $  500        Northwest Arkansas Regional Airport
                   Authority, (AMT), 5.00%, 2/1/18           $   489,175
        750        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27              802,875
------------------------------------------------------------------------
                                                             $ 1,292,050
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ARKANSAS MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 2.9%
------------------------------------------------------------------------
     $1,000        Arkansas Development Finance Authority,
                   (Waste Water System), 5.00%, 6/1/22       $ 1,003,640
        250        Arkansas Development Finance Authority,
                   (Waste Water System), 5.50%, 12/1/19          273,583
------------------------------------------------------------------------
                                                             $ 1,277,223
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $42,222,375)                             $42,956,360
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $   742,308
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $43,698,668
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 41.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.5% to 18.7% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as an inverse floater bond.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 2.8%
------------------------------------------------------------------------
     $1,500        Fulton County, Development Authority,
                   (Georgia Technology Foundation),
                   5.00%, 11/1/31                            $ 1,487,580
------------------------------------------------------------------------
                                                             $ 1,487,580
------------------------------------------------------------------------
Electric Utilities -- 4.1%
------------------------------------------------------------------------
     $1,000        Georgia Municipal Electric Power
                   Authority, 0.00%, 1/1/12                  $   649,710
      1,000        Georgia Municipal Electric Power
                   Authority, 8.25%, 1/1/11                    1,251,840
        665        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 334,389
------------------------------------------------------------------------
                                                             $ 2,235,939
------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.7%
------------------------------------------------------------------------
     $  800        Forsyth County, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   Escrowed to Maturity, 6.375%, 10/1/28     $   925,440
------------------------------------------------------------------------
                                                             $   925,440
------------------------------------------------------------------------
General Obligations -- 3.8%
------------------------------------------------------------------------
     $  300        Alpharetta, 6.50%, 5/1/10                 $   353,748
        500        Georgia State, 6.30%, 3/1/08                  576,520
      1,000        Puerto Rico Aqueduct and Sewer
                   Authority, 6.25%, 7/1/12                    1,145,630
------------------------------------------------------------------------
                                                             $ 2,075,898
------------------------------------------------------------------------
Hospital -- 2.6%
------------------------------------------------------------------------
     $  500        Baldwin County, Hospital Authority,
                   (Oconee Regional Medical Center),
                   5.375%, 12/1/28                           $   387,010
      1,000        Gainesville and Hall County, Hospital
                   Authority, (Northeast Georgia Health
                   System, Inc.), 5.50%, 5/15/31                 992,180
------------------------------------------------------------------------
                                                             $ 1,379,190
------------------------------------------------------------------------
Housing -- 4.5%
------------------------------------------------------------------------
     $  325        Atlanta Urban Residential Finance
                   Authority, (New Community John Hope),
                   (AMT), 7.25%, 6/1/07                      $   326,830
        875        Georgia Housing Finance Authority,
                   (AMT), 5.85%, 12/1/28                         895,125
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $   604,194
        600        Multifamily Housing Pass Through
                   Certificates (Laurenceville), (AMT),
                   6.00%, 11/1/33                                603,786
------------------------------------------------------------------------
                                                             $ 2,429,935
------------------------------------------------------------------------
Industrial Development Revenue -- 14.5%
------------------------------------------------------------------------
     $2,000        Albany Dougherty, Payroll Development
                   Authority, Solid Waste Disposal,
                   (Proctor and Gamble), (AMT),
                   5.20%, 5/15/28(1)                         $ 1,987,180
        700        Cartersville, Development Authority,
                   (Anheuser-Busch), (AMT), 5.95%, 2/1/32        715,106
      1,000        Cartersville, Development Authority,
                   (Anheuser-Busch), (AMT), 7.375%, 5/1/09     1,182,430
        750        Effingham County, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18           633,007
      1,250        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               562,512
      1,018        Savannah EDA, (Intercat-Savannah, Inc.),
                   (AMT), 9.00%, 1/1/15                          962,992
        750        Savannah EDA, (Union Camp Corp.),
                   6.80%, 2/1/12                                 761,227
      1,000        Vienna Water and Sewer, (Cargill),
                   (AMT), 6.00%, 9/1/14                        1,020,960
------------------------------------------------------------------------
                                                             $ 7,825,414
------------------------------------------------------------------------
Insured-Education -- 5.4%
------------------------------------------------------------------------
     $1,500        Fulton County, Development Authority,
                   (Tuff Morehouse), (AMBAC), 5.00%, 2/1/34  $ 1,482,360
      1,500        Georgia Private Colleges and
                   Universities Authority, (Agnes Scott
                   College), (MBIA), 4.75%, 6/1/28             1,426,740
------------------------------------------------------------------------
                                                             $ 2,909,100
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.3%
------------------------------------------------------------------------
     $3,100        Georgia Municipal Electric Power
                   Authority, (MBIA), 5.50%, 1/1/20          $ 3,409,535
------------------------------------------------------------------------
                                                             $ 3,409,535
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 2.7%
------------------------------------------------------------------------
     $1,320        Atlanta, Water and Sewer, (FGIC),
                   Prerefunded to 5/1/09, 5.00%, 11/1/38     $ 1,469,675
------------------------------------------------------------------------
                                                             $ 1,469,675
------------------------------------------------------------------------
Insured-General Obligations -- 2.2%
------------------------------------------------------------------------
     $  900        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)               $   985,347
        160        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(2)(3)                   211,707
------------------------------------------------------------------------
                                                             $ 1,197,054
------------------------------------------------------------------------
Insured-Hospital -- 2.8%
------------------------------------------------------------------------
     $1,000        Henry County, Hospital Authority
                   Revenue, (Henry Medical Center, Inc.),
                   (AMBAC), 6.00%, 7/1/29                    $ 1,084,190
        400        Medical Center Hospital Authority,
                   (Columbus Regional Healthcare System),
                   (MBIA), Variable Rate, 8/1/10(2)(3)           423,932
------------------------------------------------------------------------
                                                             $ 1,508,122
------------------------------------------------------------------------
Insured-Housing -- 1.8%
------------------------------------------------------------------------
     $1,000        Bulloch County, Development Authority,
                   (Georgia Southern University ), (AMBAC),
                   4.75%, 8/1/28                             $   950,760
------------------------------------------------------------------------
                                                             $   950,760
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.6%
------------------------------------------------------------------------
     $1,000        East Point Building Authority, (FGIC),
                   6.00%, 2/1/10                             $ 1,039,250
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(4)        1,009,280
        400        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)         453,220
------------------------------------------------------------------------
                                                             $ 2,501,750
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.2%
------------------------------------------------------------------------
     $1,000        George L. Smith, (Georgia World Congress
                   Center-Domed Stadium), (MBIA), (AMT),
                   5.50%, 7/1/20                             $ 1,036,290
        700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                      708,127
------------------------------------------------------------------------
                                                             $ 1,744,417
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 12.0%
------------------------------------------------------------------------
     $1,500        Atlanta Airport, (FGIC), 5.60%, 1/1/30    $ 1,702,005
      1,500        Atlanta Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(2)(4)                 1,557,000
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/11           1,169,120
      1,000        Metropolitan Atlanta Rapid Transit
                   Authority, (AMBAC), 6.25%, 7/1/20           1,182,100
        750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18             376,425
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(3)                   504,560
------------------------------------------------------------------------
                                                             $ 6,491,210
------------------------------------------------------------------------
Insured-Water and Sewer -- 10.8%
------------------------------------------------------------------------
     $1,180        Atlanta, Water and Sewer, (FGIC),
                   5.00%, 11/1/38                            $ 1,161,663
        660        Atlanta, Water and Sewer, (MBIA),
                   5.00%, 11/1/33                                652,351
        500        Atlanta, Water and Wastewater, (MBIA),
                   5.00%, 11/1/39                                490,530
      2,000        Augusta, Water and Sewer, (FSA),
                   5.00%, 10/1/32                              1,993,220
        500        Augusta, Water and Sewer, (FSA),
                   5.25%, 10/1/30                                505,890
      1,000        Henry County, Water and Sewer Authority,
                   (FGIC), 5.625%, 2/1/30                      1,052,860
------------------------------------------------------------------------
                                                             $ 5,856,514
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.3%
------------------------------------------------------------------------
     $2,300        Fulton County, Building Authority,
                   Judicial Center, 0.00%, 1/1/10            $ 1,803,867
------------------------------------------------------------------------
                                                             $ 1,803,867
------------------------------------------------------------------------
Senior Living / Life Care -- 2.0%
------------------------------------------------------------------------
     $1,385        De Kalb County, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(5)                          $   554,969
        500        Fulton County, Residential Elderly Care
                   Facility Authority, (Canterbury Court),
                   6.30%, 10/1/24                                505,100
------------------------------------------------------------------------
                                                             $ 1,060,069
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GEORGIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 7.4%
------------------------------------------------------------------------
     $1,000        De Kalb County, Water and Sewer,
                   5.00%, 10/1/28                            $   994,290
      1,000        De Kalb County, Water and Sewer,
                   5.125%, 10/1/31                             1,004,030
      1,000        Forsyth County, Water and Sewer
                   Authority, 5.00%, 4/1/32                      993,180
      1,000        Gwinnett County, Water and Sewer
                   Authority, 5.25%, 8/1/24                    1,026,830
------------------------------------------------------------------------
                                                             $ 4,018,330
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.5%
   (identified cost $51,509,016)                             $53,279,799
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   834,986
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $54,114,785
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 52.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.5% to 18.2% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.6%
------------------------------------------------------------------------
    $ 3,500        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $ 1,759,940
------------------------------------------------------------------------
                                                             $ 1,759,940
------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.3%
------------------------------------------------------------------------
    $ 1,000        Elsmmere, (Courtaulds Pkg, Inc.),
                   Prerefunded to 4/1/05, 6.75%, 4/1/10      $ 1,101,890
      1,200        Florence, Housing Facilities, (Blue
                   Grass Housing), Prerefunded to 7/1/07,
                   7.625%, 5/1/27                              1,435,488
        545        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         629,786
        350        Russell, Health Systems, Prerefunded to
                   7/1/06, 8.10%, 7/1/15                         404,449
------------------------------------------------------------------------
                                                             $ 3,571,613
------------------------------------------------------------------------
General Obligations -- 6.1%
------------------------------------------------------------------------
    $ 1,465        Bowling Green, 5.30%, 6/1/19              $ 1,533,679
      1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/20              997,080
      1,000        Lexington-Fayette Urban County, (County
                   Detention Center), 4.75%, 5/1/24              967,320
        600        Louisville, 4.50%, 12/1/18                    593,760
------------------------------------------------------------------------
                                                             $ 4,091,839
------------------------------------------------------------------------
Hospital -- 1.4%
------------------------------------------------------------------------
    $ 1,000        Kentucky Economic Development Finance
                   Authority, (Catholic Health),
                   5.00%, 12/1/27                            $   955,940
------------------------------------------------------------------------
                                                             $   955,940
------------------------------------------------------------------------
Industrial Development Revenue -- 15.5%
------------------------------------------------------------------------
    $ 2,000        Ashland, Solid Waste Disposal, (Ashland
                   Oil), (AMT), 7.125%, 2/1/22               $ 2,104,220
      1,500        Hancock County, (Southwire Co.), (AMT),
                   7.75%, 7/1/25(1)                            1,503,165
      1,000        Jefferson County, Pollution Control,
                   (E.I. du Pont de Nemours),
                   6.30%, 7/1/12                               1,033,690
        600        Kenton County Airport, (Delta Airlines),
                   (AMT), 6.125%, 2/1/22                         462,516
        250        Kenton County Airport, (Delta Airlines),
                   (AMT), 7.50%, 2/1/12                          232,210
      1,200        Morgantown, Solid Waste Revenue, (IMCO
                   Recycling, Inc.), (AMT), 7.45%, 5/1/22      1,159,320
      1,500        Perry County, Solid Waste Disposal, (TJI
                   International), (AMT), 6.80%, 5/1/26        1,545,645
        635        Powderly, (KMart Corp.), 6.90%, 3/1/07        618,833
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
    $ 1,820        Wickliffe, Solid Waste Disposal,
                   (Westvaco Corp.), (AMT), 6.375%, 4/1/26   $ 1,835,306
------------------------------------------------------------------------
                                                             $10,494,905
------------------------------------------------------------------------
Insured-Education -- 6.0%
------------------------------------------------------------------------
    $ 1,000        Kentucky Economic Development Finance
                   Authority, (Centre College), (FSA),
                   5.00%, 4/1/32                             $   991,240
      2,000        Lexington-Fayette Urban County,
                   (University of Kentucky, Alumni
                   Association, Inc.), (MBIA),
                   5.00%, 11/1/18                              2,051,960
      1,000        University of Kentucky, University
                   Consolidated Revenue, (FGIC),
                   5.00%, 5/1/19                               1,020,680
------------------------------------------------------------------------
                                                             $ 4,063,880
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 3.2%
------------------------------------------------------------------------
    $ 2,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (AMBAC), Prerefunded to
                   11/15/04, 6.75%, 5/15/25                  $ 2,175,780
------------------------------------------------------------------------
                                                             $ 2,175,780
------------------------------------------------------------------------
Insured-General Obligations -- 2.5%
------------------------------------------------------------------------
    $   350        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(1)(2)               $   383,190
        200        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(1)(2)                   264,634
      1,000        Warren County, (Judicial Office Building
                   and Parks), (AMBAC), 5.20%, 9/1/29          1,018,500
------------------------------------------------------------------------
                                                             $ 1,666,324
------------------------------------------------------------------------
Insured-Hospital -- 5.7%
------------------------------------------------------------------------
    $   850        Jefferson County, Health Facilities
                   Authority, (University Medical Center),
                   (MBIA), 5.25%, 7/1/22                     $   853,749
     11,775        Kentucky EDA, (Norton Healthcare, Inc.),
                   (MBIA), 0.00%, 10/1/27                      3,002,625
------------------------------------------------------------------------
                                                             $ 3,856,374
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 10.2%
------------------------------------------------------------------------
    $ 1,350        Hardin County, School District Finance
                   Corp., School Building, (FSA),
                   4.75%, 7/1/21                             $ 1,333,125
      1,000        Kentucky Property and Buildings
                   Commission, (FSA), 5.00%, 8/1/21            1,013,340
      1,000        Louisville, Parking Authority, (MBIA),
                   5.00%, 6/1/32                                 991,030
      1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28           1,003,870
      1,000        Puerto Rico Public Building Authority,
                   (AMBAC), 5.50%, 7/1/21                      1,102,860

                       SEE NOTES TO FINANCIAL STATEMENTS

KENTUCKY MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of
Participation (continued)
------------------------------------------------------------------------
    $ 1,000        Puerto Rico Public Building Authority,
                   (XLCA), 5.50%, 7/1/21                     $ 1,090,120
        300        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(1)(2)         339,915
------------------------------------------------------------------------
                                                             $ 6,874,260
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.4%
------------------------------------------------------------------------
    $   250        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/07(1)(3)               $   251,935
------------------------------------------------------------------------
                                                             $   251,935
------------------------------------------------------------------------
Insured-Transportation -- 16.6%
------------------------------------------------------------------------
    $ 3,000        Kenton County Airport, (MBIA), (AMT),
                   6.30%, 3/1/15(4)                          $ 3,348,060
      1,195        Kenton County Airport, (MBIA), (AMT),
                   6.45%, 3/1/15                               1,353,003
      1,000        Kentucky EDA, (State Turnpike
                   Revitalization), (FGIC), 0.00%, 1/1/10        786,740
      1,000        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/18                          992,180
        750        Louisville and Jefferson County,
                   Regional Airport Authority, (MBIA),
                   (AMT), 5.00%, 7/1/25                          718,703
      5,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           2,509,500
      1,500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 5.00%, 7/1/28           1,506,195
------------------------------------------------------------------------
                                                             $11,214,381
------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
------------------------------------------------------------------------
    $ 1,500        Boone-Florence Water Commission, Water
                   Supply System, (FGIC), 5.00%, 12/1/27     $ 1,493,820
      1,000        Campbell and Kenton County, District No.
                   1, (FSA), 5.00%, 8/1/31                       991,780
      1,000        Louisville and Jefferson County,
                   Metropolitan Sewer District and Drainage
                   System, (FGIC), 5.00%, 5/15/30                991,910
------------------------------------------------------------------------
                                                             $ 3,477,510
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 12.8%
------------------------------------------------------------------------
    $ 1,000        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/12                    $   672,910
      4,990        Jefferson County, (Capital Projects
                   Corp.), 0.00%, 8/15/15                      2,806,426
      1,000        Kenton County, (Public Properties
                   Corp.), 5.00%, 3/1/29                         972,610
      1,000        Kentucky Property and Buildings
                   Commission, 5.50%, 11/1/14                  1,095,820
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
    $ 1,030        Kentucky, League of Cities Funding
                   Trust, Certificates of Participation,
                   6.15%, 8/1/13                             $ 1,088,875
      2,000        Owensboro County, Airport Lease, (AMT),
                   5.875%, 6/1/15                              2,031,380
------------------------------------------------------------------------
                                                             $ 8,668,021
------------------------------------------------------------------------
Senior Living / Life Care -- 4.8%
------------------------------------------------------------------------
    $ 3,000        Kenton County, (Highland Terrace),
                   (AMT), FHA, 6.95%, 12/1/26                $ 3,238,260
------------------------------------------------------------------------
                                                             $ 3,238,260
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $62,244,028)                             $66,360,962
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $ 1,214,330
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $67,575,292
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance, Inc.

 The Portfolio invests primarily in debt securities issued by Kentucky municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 50.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 20.5% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Hospital -- 4.2%
------------------------------------------------------------------------
     $  100        Lafourche Parish, Hospital Service
                   District, 6.00%, 10/1/23                  $   101,017
        625        Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                613,750
        500        Louisiana Public Facilities Authority,
                   (Tuoro Infirmary), 5.625%, 8/15/29            491,940
------------------------------------------------------------------------
                                                             $ 1,206,707
------------------------------------------------------------------------
Housing -- 7.1%
------------------------------------------------------------------------
     $  305        Louisiana HFA, Single Family, (GNMA),
                   (AMT), 8.00%, 3/1/25                      $   323,285
      1,385        Louisiana HFA, Single Family,
                   (GNMA/FNMA), 0.00%, 6/1/27                    340,835
        390        Louisiana Public Facilities Authority,
                   (Eden Point), 6.25%, 3/1/34                   344,054
        995        New Orleans Home Mortgage Authority,
                   Single Family, (GNMA/FNMA), (AMT),
                   6.30%, 6/1/28                               1,017,378
------------------------------------------------------------------------
                                                             $ 2,025,552
------------------------------------------------------------------------
Industrial Development Revenue -- 5.4%
------------------------------------------------------------------------
     $  490        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Senior-Air Cargo), (AMT), 6.65%, 1/1/25  $   506,699
        500        Saint Bernard Parish, (Mobil Oil),
                   5.90%, 11/1/26                                517,875
        500        South Louisiana Port Commission,
                   (Cargill), 5.85%, 4/1/17                      524,320
------------------------------------------------------------------------
                                                             $ 1,548,894
------------------------------------------------------------------------
Insured-Education -- 18.0%
------------------------------------------------------------------------
     $  500        Lafayette Public Trust Financing
                   Authority, (Ragin Cajun Facility, Inc.),
                   (MBIA), 5.00%, 10/1/32                    $   493,785
      1,000        Louisiana Public Facilities Authority,
                   (Dillard University), (AMBAC),
                   5.30%, 8/1/26                               1,020,400
        750        Louisiana Public Facilities Authority,
                   (Tulane University), (AMBAC),
                   5.00%, 7/1/32                                 740,917
        500        Louisiana Public Facilities Authority,
                   (Tulane University), (AMBAC),
                   5.00%, 2/15/26                                497,650
      1,100        Louisiana State University, (FGIC),
                   5.75%, 7/1/14                               1,157,079
      1,200        New Orleans, Finance Authority, (Xavier
                   University), (MBIA), 5.30%, 6/1/32          1,219,560
------------------------------------------------------------------------
                                                             $ 5,129,391
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,750        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                     $   890,732
------------------------------------------------------------------------
                                                             $   890,732
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.4%
------------------------------------------------------------------------
     $2,475        Jefferson Parish, Home Mortgage
                   Authority, Single Family, (FGIC),
                   Escrowed to Maturity, 0.00%, 5/1/17(1)    $ 1,251,533
------------------------------------------------------------------------
                                                             $ 1,251,533
------------------------------------------------------------------------
Insured-General Obligations -- 14.4%
------------------------------------------------------------------------
     $  250        Calcasieu Parish, School District,
                   (FGIC), 5.25%, 5/1/20                     $   259,010
        500        Louisiana, (FGIC), 5.00%, 11/15/20            507,980
      2,250        New Orleans, (AMBAC), 0.00%, 9/1/15         1,280,610
      2,900        New Orleans, (AMBAC), 0.00%, 9/1/16         1,553,008
        300        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   328,449
        120        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(2)(3)                   158,780
------------------------------------------------------------------------
                                                             $ 4,087,837
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $  750        Terrebonne Parish, Hospital Service
                   District No. 1, (Terrebonne General
                   Medical Center), (AMBAC), 5.50%, 4/1/33   $   773,963
------------------------------------------------------------------------
                                                             $   773,963
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 2.6%
------------------------------------------------------------------------
     $  750        Louisiana Environmental Facilities and
                   Community Development Authority, (BRCC
                   Facility Corp.), (MBIA), 5.00%, 12/1/32   $   734,805
------------------------------------------------------------------------
                                                             $   734,805
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.2%
------------------------------------------------------------------------
     $  500        Calcasieu Parish Public Trust Authority
                   Student Lease, (McNeese Student
                   Housing), (MBIA), 5.25%, 5/1/33           $   507,090
        500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Jefferson Parking Garage), (AMBAC),
                   5.00%, 9/1/31                                 490,760

                       SEE NOTES TO FINANCIAL STATEMENTS

LOUISIANA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
------------------------------------------------------------------------
     $  180        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)     $   203,949
------------------------------------------------------------------------
                                                             $ 1,201,799
------------------------------------------------------------------------
Insured-Other Revenue -- 4.2%
------------------------------------------------------------------------
     $  500        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Capital and Equipment Acquisition),
                   (AMBAC), 4.50%, 12/1/18                   $   490,500
        700        Louisiana Environmental Facilities and
                   Community Development Authority,
                   (Parking Facility Corp. Garage),
                   (AMBAC), 5.375%, 10/1/31                      717,955
------------------------------------------------------------------------
                                                             $ 1,208,455
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.7%
------------------------------------------------------------------------
     $  500        Ernest N. Morial-New Orleans, Exhibition
                   Hall Authority, (AMBAC), 5.00%, 7/15/33   $   489,715
        750        Jefferson, District Sales Tax and Sales
                   Tax Revenue, (AMBAC), 5.25%, 12/1/22          774,075
      1,000        Louisiana Gas and Fuels Tax, (AMBAC),
                   5.00%, 6/1/32                                 988,040
        450        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(2)(4)                                  453,483
        350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(3)                                     354,064
------------------------------------------------------------------------
                                                             $ 3,059,377
------------------------------------------------------------------------
Other Revenue -- 4.0%
------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(2)(3)   $   423,003
      1,000        Tobacco Settlement Financing Corp.,
                   5.875%, 5/15/39                               720,690
------------------------------------------------------------------------
                                                             $ 1,143,693
------------------------------------------------------------------------
Senior Living / Life Care -- 10.0%
------------------------------------------------------------------------
     $  475        Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25            $   456,993
        500        Louisiana HFA, (Saint Dominic Assisted
                   Care Facility), (GNMA), 6.85%, 9/1/25         528,115
      1,000        Louisiana HFA, (Saint Joseph's Manor
                   Retirement Center), (GNMA),
                   7.80%, 12/1/35                              1,100,510
        750        Louisiana PFA, (Glen Retirement System),
                   6.70%, 12/1/25                                752,040
------------------------------------------------------------------------
                                                             $ 2,837,658
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 3.6%
------------------------------------------------------------------------
     $1,000        Louisiana Offshore Terminal Authority,
                   Deepwater Port Revenue, (Loop, LLC),
                   5.20%, 10/1/18                            $ 1,009,330
------------------------------------------------------------------------
                                                             $ 1,009,330
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $27,382,142)                             $28,109,726
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $   392,014
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $28,501,740
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 65.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.2% to 38.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.6%
------------------------------------------------------------------------
     $1,250        Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $ 1,265,112
------------------------------------------------------------------------
                                                             $ 1,265,112
------------------------------------------------------------------------
Education -- 7.9%
------------------------------------------------------------------------
     $4,000        Maryland HEFA, (Johns Hopkins
                   University), 5.00%, 7/1/32(1)             $ 3,966,520
      1,300        Maryland HEFA, (Maryland Institute
                   College of Art), 5.50%, 6/1/32              1,301,911
        500        Maryland HEFA, (Maryland Institute
                   College of Art), 5.50%, 6/1/21                506,405
        425        Westminster, Educational Facilities,
                   (McDaniel College), 5.50%, 4/1/27             415,913
------------------------------------------------------------------------
                                                             $ 6,190,749
------------------------------------------------------------------------
Electric Utilities -- 4.8%
------------------------------------------------------------------------
     $1,500        Calvert, PCR, (Baltimore Gas and
                   Electric), 5.55%, 7/15/14                 $ 1,539,750
      2,225        Prince George's County, PCR, (Potomac
                   Electric), 6.375%, 1/15/23                  2,261,178
------------------------------------------------------------------------
                                                             $ 3,800,928
------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.8%
------------------------------------------------------------------------
     $1,125        Baltimore, SFMR, (Inner Harbor),
                   Escrowed to Maturity, 8.00%, 12/1/10      $ 1,446,006
        250        Guam Power Authority, Prerefunded to
                   10/1/04, 6.625%, 10/1/14                      270,063
      4,000        Maryland HEFA, (Johns Hopkins
                   University), Prerefunded to 7/1/09,
                   6.00%, 7/1/39                               4,677,640
        500        Montgomery County, EDA, (Bullis School),
                   Prerefunded to 11/1/05, 5.60%, 11/1/18        555,720
------------------------------------------------------------------------
                                                             $ 6,949,429
------------------------------------------------------------------------
General Obligations -- 4.4%
------------------------------------------------------------------------
     $1,500        Anne Arundel County, 5.00%, 3/1/16        $ 1,586,625
      1,000        Montgomery County, 5.25%, 10/1/19           1,061,790
      1,100        Puerto Rico, 0.00%, 7/1/16                    590,843
        190        Worcester, Sanitary District,
                   6.55%, 8/15/17                                192,622
------------------------------------------------------------------------
                                                             $ 3,431,880
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $1,330        Baltimore County, Economic Development
                   Revenue, (Revisions, Inc.),
                   8.50%, 8/15/25                            $ 1,371,017
------------------------------------------------------------------------
                                                             $ 1,371,017
------------------------------------------------------------------------
Hospital -- 4.5%
------------------------------------------------------------------------
     $1,000        Maryland HEFA, (Kennedy Krieger
                   Children's Hospital), 5.50%, 7/1/33       $   990,510
        800        Maryland HEFA, (University of Maryland
                   Medical System), 6.75%, 7/1/30                872,064
      1,355        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/13(2)                             437,665
      3,800        Prince George's County, (Greater
                   SouthEast Healthcare System),
                   6.375%, 1/1/23(2)                           1,227,400
------------------------------------------------------------------------
                                                             $ 3,527,639
------------------------------------------------------------------------
Housing -- 5.2%
------------------------------------------------------------------------
     $1,000        Maryland Community Development
                   Administration Multifamily, FHA, (AMT),
                   6.70%, 5/15/36                            $ 1,036,780
      1,745        Maryland Community Development
                   Administration Single Family, (AMT),
                   6.75%, 4/1/26                               1,790,649
      1,000        Montgomery County, Housing Opportunities
                   Commission, SFMR, 0.00%, 7/1/28               249,680
      1,000        Prince George's County, Housing
                   Authority, (Langely Gardens), (AMT),
                   5.875%, 2/20/39                             1,031,910
------------------------------------------------------------------------
                                                             $ 4,109,019
------------------------------------------------------------------------
Industrial Development Revenue -- 5.4%
------------------------------------------------------------------------
     $1,350        Allegany, PCR, (Westvaco Corp.),
                   6.20%, 1/1/08                             $ 1,402,461
      1,000        Maryland EDA, (AFCO Cargo), (AMT),
                   6.50%, 7/1/24                                 911,410
      2,000        Northeast Waste Disposal Authority,
                   Resources Recovery Revenue, (Baltimore
                   Resco Retrofit), (AMT), 4.75%, 1/1/12       1,927,800
------------------------------------------------------------------------
                                                             $ 4,241,671
------------------------------------------------------------------------
Insured-Education -- 7.4%
------------------------------------------------------------------------
     $  460        Maryland HEFA, (College Of Notre Dame),
                   (MBIA), 5.30%, 10/1/18                    $   502,881
      1,000        Maryland HEFA, (Loyola College), (MBIA),
                   5.00%, 10/1/39                                991,690
      2,850        Maryland HEFA, (Loyola College), (MBIA),
                   5.375%, 10/1/26                             2,954,168

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $1,200        Morgan State University, Academic and
                   Facilities, (MBIA), 6.10%, 7/1/20         $ 1,404,168
------------------------------------------------------------------------
                                                             $ 5,852,907
------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
------------------------------------------------------------------------
     $1,500        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $ 1,525,650
      1,550        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)         1,662,158
------------------------------------------------------------------------
                                                             $ 3,187,808
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 8.1%
------------------------------------------------------------------------
     $1,175        Maryland HEFA, (Good Samaritan
                   Hospital), (AMBAC), Escrowed to
                   Maturity, 5.75%, 7/1/19                   $ 1,203,094
      3,000        Maryland HEFA, (Helix Health Issue),
                   (AMBAC), Escrowed to Maturity,
                   5.00%, 7/1/27                               3,014,370
      2,000        Maryland Transportation Authority,
                   Baltimore-Washington International
                   Airport, (FGIC), Prerefunded to 7/1/04,
                   (AMT), 6.25%, 7/1/14                        2,121,240
------------------------------------------------------------------------
                                                             $ 6,338,704
------------------------------------------------------------------------
Insured-General Obligations -- 2.5%
------------------------------------------------------------------------
     $  500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                            $   505,820
        350        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(3)(4)                   383,191
      1,000        Puerto Rico General Obligation, (MBIA),
                   5.50%, 7/1/29                               1,088,100
------------------------------------------------------------------------
                                                             $ 1,977,111
------------------------------------------------------------------------
Insured-Hospital -- 6.5%
------------------------------------------------------------------------
     $  390        Maryland HEFA, (Johns Hopkins
                   Medicine-Howard County General
                   Hospital), (MBIA), 5.00%, 7/1/29          $   388,011
      1,280        Maryland HEFA, (Medlantic), (AMBAC),
                   Variable Rate, 8/15/38(3)(4)                1,376,640
      3,150        Puerto Rico ITEM & EC, (Auxilio Mutuo
                   Obligated Group), (MBIA), 6.25%, 7/1/24     3,362,342
------------------------------------------------------------------------
                                                             $ 5,126,993
------------------------------------------------------------------------
Insured-Housing -- 0.6%
------------------------------------------------------------------------
     $  500        Prince George's County, (Keystone
                   Apartments), FHA, (MBIA), 6.80%, 7/1/25   $   502,425
------------------------------------------------------------------------
                                                             $   502,425
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.7%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(3)(4)     $   566,525
------------------------------------------------------------------------
                                                             $   566,525
------------------------------------------------------------------------
Insured-Other Revenue -- 1.9%
------------------------------------------------------------------------
     $1,500        Maryland HEFA, (Johns Hopkins Medical
                   Institutions Parking Facility), (AMBAC),
                   5.00%, 7/1/34                             $ 1,484,070
------------------------------------------------------------------------
                                                             $ 1,484,070
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/07(3)(5)               $ 1,007,740
------------------------------------------------------------------------
                                                             $ 1,007,740
------------------------------------------------------------------------
Insured-Transportation -- 8.4%
------------------------------------------------------------------------
     $1,500        Maryland Transportation Authority,
                   Baltimore-Washington International
                   Airport, (AMBAC), 5.00%, 3/1/27           $ 1,498,560
      1,500        Maryland Transportation Authority,
                   Baltimore-Washington International
                   Airport, (AMBAC), (AMT), 5.25%, 3/1/27      1,508,910
      2,700        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38            2,599,749
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36              537,350
        335        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 1/1/19(3)(4)                   452,809
------------------------------------------------------------------------
                                                             $ 6,597,378
------------------------------------------------------------------------
Insured-Water and Sewer -- 7.3%
------------------------------------------------------------------------
     $1,500        Baltimore, (Water Projects), (FGIC),
                   5.00%, 7/1/23                             $ 1,516,755
      1,000        Baltimore, (Water Projects), (FGIC),
                   5.125%, 7/1/42                              1,000,700
      1,000        Baltimore, Wastewater, (FGIC),
                   5.00%, 7/1/22                               1,025,180
      2,000        Baltimore, Wastewater, (MBIA),
                   5.65%, 7/1/20                               2,188,600
------------------------------------------------------------------------
                                                             $ 5,731,235
------------------------------------------------------------------------
Other Revenue -- 2.3%
------------------------------------------------------------------------
     $  750        Maryland HEFA, (Board of Child Care),
                   5.375%, 7/1/32                            $   745,043
      1,000        Maryland HEFA, (Board of Child Care),
                   5.625%, 7/1/22                              1,030,090
------------------------------------------------------------------------
                                                             $ 1,775,133
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MARYLAND MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 1.7%
------------------------------------------------------------------------
     $  500        Baltimore, (Strathdale Manor),
                   7.00%, 7/1/33                             $   500,500
        800        Frederick County, Urbana Community
                   Development Authority, 6.625%, 7/1/25         814,600
------------------------------------------------------------------------
                                                             $ 1,315,100
------------------------------------------------------------------------
Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  480        Maryland Water Quality Financing
                   Administration Revolving Loan Fund,
                   6.55%, 9/1/14                             $   484,210
------------------------------------------------------------------------
                                                             $   484,210
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $77,657,544)                             $76,834,783
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,843,597
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $78,678,380
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 49.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.1% to 24.3% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.4%
------------------------------------------------------------------------
     $1,000        Lake of the Ozarks, (Community Bridge
                   Corp.), Prerefunded to 12/1/06,
                   6.40%, 12/1/25                            $ 1,161,050
        710        Missouri Environmental Improvement and
                   Energy Resources Authority, (Revolving
                   Fund Program), Prerefunded to 7/1/04,
                   7.20%, 7/1/16(1)                              760,857
        650        Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), Prerefunded to
                   8/15/04, 7.50%, 8/15/12                       702,858
      1,005        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), Prerefunded to
                   2/15/06, 6.50%, 2/15/21                     1,135,077
      1,000        Saint Louis County, Mortgage Revenue,
                   (GNMA), (AMT), Escrowed to Maturity,
                   5.40%, 1/1/16                               1,080,990
------------------------------------------------------------------------
                                                             $ 4,840,832
------------------------------------------------------------------------
Hospital -- 12.4%
------------------------------------------------------------------------
     $1,950        Missouri HEFA, (Barnes Jewish
                   Christian), 5.25%, 5/15/14                $ 2,051,887
      1,500        Missouri HEFA, (Childrens Mercy
                   Hospital), 5.30%, 5/15/28                   1,456,635
      1,000        Missouri HEFA, (Freeman Health Systems),
                   5.25%, 2/15/18                                970,510
      1,000        Missouri HEFA, (Jefferson Memorial
                   Hospital), 6.80%, 5/15/25                   1,026,580
        495        Missouri HEFA, (Lake of the Ozarks
                   General Hospital), 6.50%, 2/15/21             509,276
      1,250        West Plains IDA, (Ozarks Medical
                   Center), 5.65%, 11/15/22                    1,103,662
------------------------------------------------------------------------
                                                             $ 7,118,550
------------------------------------------------------------------------
Housing -- 2.9%
------------------------------------------------------------------------
     $  975        Jefferson County IDA, Multifamily,
                   (Riverview Bend Apartments), (AMT),
                   6.75%, 11/1/29                            $   927,898
        315        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.45%, 9/1/27            326,324
        180        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 6.75%, 6/1/24            181,066
        210        Missouri Housing Development Authority,
                   SFMR, (GNMA), (AMT), 7.25%, 9/1/26            216,913
------------------------------------------------------------------------
                                                             $ 1,652,201
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue -- 8.2%
------------------------------------------------------------------------
     $  905        Jefferson County, (Kmart Corp.),
                   6.40%, 8/1/08                             $   731,711
        670        Kansas City IDA, (Airline Cargo
                   Facilities), (AMT), 8.50%, 1/1/17             695,185
      1,000        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                              1,000,680
      1,200        Missouri Environmental Improvement and
                   Energy Resources Authority, (American
                   Cyanamid), 5.80%, 9/1/09                    1,247,700
      1,000        Saint Louis, IDA, (Anheuser-Busch),
                   (AMT), 5.875%, 11/1/26                      1,022,420
------------------------------------------------------------------------
                                                             $ 4,697,696
------------------------------------------------------------------------
Insured-Education -- 2.1%
------------------------------------------------------------------------
     $1,250        Missouri HEFA, (St. Louis University
                   High School), (AMBAC), 4.75%, 10/1/24     $ 1,207,137
------------------------------------------------------------------------
                                                             $ 1,207,137
------------------------------------------------------------------------
Insured-Electric Utilities -- 7.6%
------------------------------------------------------------------------
     $2,250        Missouri Environmental Improvement and
                   Energy Resources Authority, (Union
                   Electric), (AMBAC), (AMT),
                   5.45%, 10/1/28                            $ 2,276,910
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 5.00%, 7/1/20                         524,730
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), 5.00%, 7/1/32                       1,003,400
        400        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(2)(3)           550,348
------------------------------------------------------------------------
                                                             $ 4,355,388
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 0.9%
------------------------------------------------------------------------
     $  575        Missouri HEFA, (Saint Louis Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   0.00%, 5/15/08                            $   497,795
------------------------------------------------------------------------
                                                             $   497,795
------------------------------------------------------------------------
Insured-General Obligations -- 10.6%
------------------------------------------------------------------------
     $2,000        Jackson County, (MBIA), 5.00%, 12/1/27    $ 1,999,000
      2,000        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                               2,006,240
        900        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(2)(3)                   985,347

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $2,000        Saint Charles County, (Francis Howell
                   School District), (FGIC), 0.00%, 3/1/16   $ 1,110,560
------------------------------------------------------------------------
                                                             $ 6,101,147
------------------------------------------------------------------------
Insured-Hospital -- 6.9%
------------------------------------------------------------------------
     $9,500        Missouri HEFA, (Lester Cox Medical
                   Center), (MBIA), 0.00%, 9/1/20            $ 3,961,595
------------------------------------------------------------------------
                                                             $ 3,961,595
------------------------------------------------------------------------
Insured-Housing -- 2.7%
------------------------------------------------------------------------
     $1,500        SCA, MFMR Receipts, Springfield, (FSA),
                   7.10%, 1/1/30                             $ 1,558,815
------------------------------------------------------------------------
                                                             $ 1,558,815
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 5.4%
------------------------------------------------------------------------
     $1,000        Jackson County, Leasehold Revenue,
                   (Truman Sports), (AMBAC), 0.00%, 12/1/20  $   408,240
        300        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(2)(3)           313,158
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(2)(4)        1,009,280
        400        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(3)         453,220
      2,000        Saint Louis IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19               892,080
------------------------------------------------------------------------
                                                             $ 3,075,978
------------------------------------------------------------------------
Insured-Other Revenue -- 2.6%
------------------------------------------------------------------------
     $  750        Missouri Development Finance Authority,
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.00%, 12/1/30       $   744,975
        750        Missouri Development Finance Authority,
                   Cultural Facility, (Nelson Gallery
                   Foundation), (MBIA), 5.25%, 12/1/22           768,098
------------------------------------------------------------------------
                                                             $ 1,513,073
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.5%
------------------------------------------------------------------------
     $1,500        Bi-State Development Agency, Illinois
                   Metropolitan District, (Metrolink Cross
                   County), (FSA), 5.00%, 10/1/32            $ 1,494,915
      1,500        Bi-State Development Agency, Illinois
                   Metropolitan District, (Saint Clair
                   County Metrolink Extension), (MBIA),
                   5.00%, 7/1/28                               1,499,895
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  700        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                  $   708,127
------------------------------------------------------------------------
                                                             $ 3,702,937
------------------------------------------------------------------------
Insured-Transportation -- 4.5%
------------------------------------------------------------------------
     $  250        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.00%, 7/1/32           $   250,780
        600        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.00%, 7/1/38              600,822
        500        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 1/1/19(2)(3)                   675,835
        910        Saint Louis Airport, (Lambert
                   International Airport), (FGIC), (AMT),
                   6.00%, 7/1/14                               1,029,765
------------------------------------------------------------------------
                                                             $ 2,557,202
------------------------------------------------------------------------
Other Revenue -- 2.2%
------------------------------------------------------------------------
     $  500        Saint Louis IDA, (Saint Louis
                   Convention), (AMT), 7.20%, 12/15/28       $   486,830
        750        Saint Louis IDA, (Saint Louis Science
                   Center), 6.40%, 11/1/19                       744,323
------------------------------------------------------------------------
                                                             $ 1,231,153
------------------------------------------------------------------------
Pooled Loans -- 4.9%
------------------------------------------------------------------------
     $2,750        Missouri Higher Education Loan
                   Authority, Student Loan, (AMT),
                   5.45%, 2/15/09                            $ 2,821,280
------------------------------------------------------------------------
                                                             $ 2,821,280
------------------------------------------------------------------------
Senior Living / Life Care -- 6.9%
------------------------------------------------------------------------
     $1,000        Kansas City IDR, (Kingswood Manor),
                   5.80%, 11/15/17                           $   902,930
        500        Lees Summit IDA, Health Facility, (John
                   Knox Village), 5.70%, 8/15/22                 500,100
      1,500        Missouri HEFA, (Lutheran Senior
                   Services), 6.375%, 2/1/27                   1,532,250
      1,000        Saint Louis County, IDA Health
                   Facilities Revenue, (Jewish Center),
                   5.50%, 2/20/36                              1,020,930
------------------------------------------------------------------------
                                                             $ 3,956,210
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MISSOURI MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 2.1%
------------------------------------------------------------------------
     $  540        Missouri Environmental Improvement and
                   Energy Resources Authority, (Revolving
                   Fund Program), 7.20%, 7/1/16              $   575,689
      1,000        Missouri Environmental Improvement and
                   Energy Resources Authority, (Revolving
                   Fund Program), Water Pollution Control,
                   0.00%, 1/1/14                                 624,620
------------------------------------------------------------------------
                                                             $ 1,200,309
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.8%
   (identified cost $53,182,391)                             $56,049,298
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                       $ 1,268,277
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $57,317,575
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 CIFG - CDC IXIS Financial Guaranty North America, Inc.

 The Portfolio invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 50.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 22.9% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 9.3%
------------------------------------------------------------------------
     $2,950        North Carolina Educational Facilities
                   Finance Agency, (Duke University),
                   5.125%, 10/1/41                           $ 2,940,058
        300        North Carolina Educational Facilities
                   Finance Agency, (High Point University),
                   5.125%, 9/1/21                                296,526
      8,410        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/17                         4,343,933
      1,980        University of North Carolina at Chapel
                   Hill, 0.00%, 8/1/21                           793,168
------------------------------------------------------------------------
                                                             $ 8,373,685
------------------------------------------------------------------------
Electric Utilities -- 16.4%
------------------------------------------------------------------------
     $1,015        Chatham County Industrial Facilities and
                   Pollution, (Carolina Power and Light),
                   6.30%, 6/15/14                            $ 1,033,635
      5,000        North Carolina Eastern Municipal Power
                   Agency, 6.125%, 1/1/09                      5,508,450
      1,250        North Carolina Eastern Municipal Power
                   Agency, 6.75%, 1/1/26                       1,332,100
      3,500        North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                    3,780,805
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                               1,005,680
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                               1,005,680
      1,000        Wake County, Industrial Facilities and
                   Pollution Control Financing Authority,
                   (Carolina Power and Light Co.),
                   5.375%, 2/1/17                              1,033,830
------------------------------------------------------------------------
                                                             $14,700,180
------------------------------------------------------------------------
Escrowed / Prerefunded -- 8.5%
------------------------------------------------------------------------
     $3,410        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   4.00%, 1/1/18                             $ 3,230,770
      2,210        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   5.00%, 1/1/17                               2,328,434
        440        North Carolina Eastern Municipal Power
                   Agency, Escrowed to Maturity,
                   5.00%, 1/1/21                                 452,135
      1,500        North Carolina Medical Care Commission,
                   (Annie Penn Memorial Hospital),
                   Prerefunded to 1/1/15, 5.375%, 1/1/22       1,622,655
------------------------------------------------------------------------
                                                             $ 7,633,994
------------------------------------------------------------------------
General Obligations -- 8.9%
------------------------------------------------------------------------
     $1,000        Charlotte, 4.75%, 7/1/28                  $   962,260
      1,000        Charlotte, 5.00%, 7/1/29                    1,001,860
      1,000        Charlotte, 5.60%, 6/1/20                    1,081,730
      1,000        New Hanover County, 5.75%, 11/1/17          1,116,720
        400        North Carolina, Variable Rate,
                   3/1/28(1)(2)                                  164,540
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $3,550        North Carolina Capital Improvements,
                   4.75%, 2/1/12(3)                          $ 3,677,587
------------------------------------------------------------------------
                                                             $ 8,004,697
------------------------------------------------------------------------
Hospital -- 9.8%
------------------------------------------------------------------------
     $1,340        Charlotte-Mecklenberg Hospital
                   Authority, 0.00%, 1/1/06                  $ 1,271,097
      1,750        Charlotte-Mecklenberg Hospital
                   Authority, 5.00%, 1/15/31                   1,692,898
      3,400        North Carolina Medical Care Commission,
                   (Duke University Hospital),
                   0.00%, 6/1/09                               2,668,660
      1,000        North Carolina Medical Care Commission,
                   (Gaston Health Care), 5.00%, 2/15/29          941,680
        500        North Carolina Medical Care Commission,
                   (Halifax Regional Medical Center),
                   5.00%, 8/15/24                                445,435
        250        North Carolina Medical Care Commission,
                   (Novant Health, Inc.), 5.00%, 11/1/20         251,073
      1,000        North Carolina Medical Care Commission,
                   (Southeastern Regional Medical Center),
                   5.375%, 6/1/32                              1,000,660
        500        North Carolina Medical Care Commission,
                   (Union Regional Medical Center),
                   5.375%, 1/1/32                                498,160
------------------------------------------------------------------------
                                                             $ 8,769,663
------------------------------------------------------------------------
Housing -- 5.1%
------------------------------------------------------------------------
     $1,400        Charlotte Housing Authority, (Double
                   Oaks), FHA, (FNMA), 7.35%, 5/15/26        $ 1,470,294
        285        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                          298,469
      1,235        North Carolina HFA, MFMR, (AMT),
                   6.45%, 9/1/27                               1,272,532
      1,270        North Carolina HFA, SFMR, (AMT),
                   6.60%, 9/1/26                               1,288,237
        970        Raleigh Housing Authority, Multifamily,
                   (Cedar Point), 7.00%, 11/1/30(4)              213,400
------------------------------------------------------------------------
                                                             $ 4,542,932
------------------------------------------------------------------------
Industrial Development Revenue -- 5.7%
------------------------------------------------------------------------
     $2,750        Haywood County IDA, (Champion
                   International), (AMT), 5.50%, 10/1/18     $ 2,691,948
      1,375        Martin County IDA, (Weyerhaeuser),
                   (AMT), 6.80%, 5/1/24                        1,426,123
        850        Robeson County, Industrial Facilities
                   and Pollution Control Financing
                   Authority, (Campbell Soup),
                   6.40%, 12/1/06                                958,018
------------------------------------------------------------------------
                                                             $ 5,076,089
------------------------------------------------------------------------
Insured-Education -- 5.1%
------------------------------------------------------------------------
     $1,375        East Carolina University, (AMBAC),
                   5.25%, 11/1/21                            $ 1,415,425
      1,320        North Carolina Educational Facilities
                   Finance Agency, (Johnson & Wales
                   University), (XLCA), 5.00%, 4/1/33          1,298,893

                       SEE NOTES TO FINANCIAL STATEMENTS

NORTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $1,900        University of North Carolina, (MBIA),
                   4.50%, 10/1/18                            $ 1,886,567
------------------------------------------------------------------------
                                                             $ 4,600,885
------------------------------------------------------------------------
Insured-Electric Utilities -- 1.7%
------------------------------------------------------------------------
     $1,500        North Carolina Eastern Municipal Power
                   Agency, (FSA), Variable Rate,
                   1/1/19(1)(2)                              $ 1,508,880
------------------------------------------------------------------------
                                                             $ 1,508,880
------------------------------------------------------------------------
Insured-General Obligations -- 3.2%
------------------------------------------------------------------------
     $  500        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                            $   505,820
        280        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(2)(5)                   370,488
        945        Smithville Township, Brunswick County,
                   (MBIA), 5.00%, 6/1/23                         953,722
        995        Smithville Township, Brunswick County,
                   (MBIA), 5.00%, 6/1/24                         997,119
------------------------------------------------------------------------
                                                             $ 2,827,149
------------------------------------------------------------------------
Insured-Hospital -- 2.4%
------------------------------------------------------------------------
     $  500        Cumberland County Hospital, (MBIA),
                   0.00%, 10/1/09                            $   405,505
        935        North Carolina Medical Care Commission,
                   (Memorial Mission Hospital), (FSA),
                   0.00%, 10/1/06                                874,964
      1,500        North Carolina Medical Care Commission,
                   (Wilson Memorial Hospital), (AMBAC),
                   0.00%, 11/1/15                                842,070
------------------------------------------------------------------------
                                                             $ 2,122,539
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.4%
------------------------------------------------------------------------
     $1,575        Franklin, County Jail, (FGIC),
                   6.625%, 6/1/14                            $ 1,673,280
        420        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(2)(5)         475,881
------------------------------------------------------------------------
                                                             $ 2,149,161
------------------------------------------------------------------------
Insured-Transportation -- 3.9%
------------------------------------------------------------------------
     $1,375        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36          $ 1,477,713
      1,000        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 7/1/36(2)(5)                 1,009,120
      1,000        Raleigh Durham, Airport Authority,
                   (FGIC), 5.00%, 11/1/31                        982,860
------------------------------------------------------------------------
                                                             $ 3,469,693
------------------------------------------------------------------------
Insured-Water and Sewer -- 3.7%
------------------------------------------------------------------------
     $1,745        Broad River, Water Authority Water
                   System, (MBIA), 5.375%, 6/1/26            $ 1,787,822
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $1,500        Kannapolis, Water and Sewer, (FSA),
                   (AMT), 5.25%, 2/1/26                      $ 1,495,035
------------------------------------------------------------------------
                                                             $ 3,282,857
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.6%
------------------------------------------------------------------------
     $1,500        Charlotte, (Government Facilities),
                   5.00%, 6/1/33                             $ 1,469,175
------------------------------------------------------------------------
                                                             $ 1,469,175
------------------------------------------------------------------------
Water and Sewer -- 11.0%
------------------------------------------------------------------------
     $1,700        Charlotte, Storm Water, 5.00%, 6/1/25     $ 1,703,128
      1,975        Charlotte, Water and Sewer,
                   5.125%, 6/1/26                              2,000,142
      3,500        Charlotte, Water and Sewer,
                   5.25%, 6/1/25                               3,921,890
      2,000        Winston-Salem, Water and Sewer System,
                   5.125%, 6/1/28                              2,217,120
------------------------------------------------------------------------
                                                             $ 9,842,280
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $83,597,338)                             $88,373,859
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $ 1,170,560
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $89,544,419
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
 FSA - Financial Security Assurance, Inc.
 FGIC - Financial Guaranty Insurance Company
 AMBAC - AMBAC Financial Group, Inc.
 MBIA - Municipal Bond Insurance Association
 XLCA - XL Capital Assurance, Inc.
 The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 22.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 10.1% of total investments.
 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Non-income producing security.
 (5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.4%
------------------------------------------------------------------------
     $2,000        Western Generation Agency, (Wauna
                   Cogeneration), (AMT), 7.40%, 1/1/16       $ 2,017,200
------------------------------------------------------------------------
                                                             $ 2,017,200
------------------------------------------------------------------------
Electric Utilities -- 1.8%
------------------------------------------------------------------------
     $1,000        Northern Wasco County, (Bonneville Power
                   Administration), 5.20%, 12/1/24           $ 1,005,790
      1,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                 502,840
------------------------------------------------------------------------
                                                             $ 1,508,630
------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.8%
------------------------------------------------------------------------
     $2,000        Medford, Rogue Valley Memorial Hospital,
                   Escrowed to Maturity, 6.25%, 12/1/07      $ 2,288,900
------------------------------------------------------------------------
                                                             $ 2,288,900
------------------------------------------------------------------------
General Obligations -- 15.3%
------------------------------------------------------------------------
     $1,565        Oregon Board of Higher Education,
                   0.00%, 8/1/20                             $   656,502
      1,000        Oregon Board of Higher Education,
                   5.00%, 8/1/22                               1,005,190
      4,425        Oregon Elderly and Disabled Housing,
                   (AMT), 5.65%, 8/1/26                        4,448,585
      1,680        Oregon Veterans Welfare, 5.50%, 12/1/42     1,697,153
      1,080        Oregon Veterans Welfare, 5.90%, 10/1/17     1,118,156
      1,250        Portland, Community College District,
                   5.00%, 6/1/21                               1,264,725
      4,850        Puerto Rico, 0.00%, 7/1/17                  2,445,370
------------------------------------------------------------------------
                                                             $12,635,681
------------------------------------------------------------------------
Hospital -- 6.6%
------------------------------------------------------------------------
     $1,750        Clackamas County, Hospital Facility
                   Authority, (Homewoods), 5.15%, 10/20/37   $ 1,682,782
      2,105        Hood River County, Health Facilities
                   Authority, Elderly Housing, (Down
                   Manor), 6.50%, 1/1/17                       2,208,398
      1,500        Umatilla County, Hospital Facility
                   Authority, (Catholic Health
                   Initiatives), 5.50%, 3/1/32                 1,531,950
------------------------------------------------------------------------
                                                             $ 5,423,130
------------------------------------------------------------------------
Housing -- 19.3%
------------------------------------------------------------------------
     $  985        Oregon Health Authority, (Trillium
                   Affordable Housing), (AMT),
                   6.75%, 2/15/29                            $   894,892
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------
     $  750        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 5.70%, 7/1/29    $   742,927
      1,500        Oregon Housing and Community Services
                   Department, MFMR, (AMT), 6.20%, 7/1/28      1,524,225
      1,245        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.20%, 7/1/27      1,283,495
        960        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.40%, 7/1/26        989,050
      1,210        Oregon Housing and Community Services
                   Department, SFMR, (AMT), 6.45%, 7/1/26      1,248,091
      3,710        Portland Housing Authority, MFMR, (Berry
                   Ridge), (AMT), 6.30%, 5/1/29                3,800,450
      2,875        Portland Housing Authority, MFMR,
                   (Cherry Blossom), (AMT),
                   6.20%, 12/20/36                             2,925,629
      1,000        Portland Housing Authority, MFMR,
                   (Village Court), 6.00%, 1/1/27              1,002,300
      1,500        Washington County Housing Authority,
                   MFMR, (Bethany Meadows), (AMT),
                   5.85%, 9/1/27                               1,513,725
------------------------------------------------------------------------
                                                             $15,924,784
------------------------------------------------------------------------
Industrial Development Revenue -- 8.6%
------------------------------------------------------------------------
     $  500        Oregon EDA, (Georgia-Pacific), (AMT),
                   5.70%, 12/1/25                            $   406,935
      3,500        Port of Astoria, PCR, (James River
                   Corp.), 6.55%, 2/1/15                       3,293,535
        835        Port of Portland, (North Portland Crown
                   Zellerbach Corp.), 6.125%, 5/15/08            838,891
      2,250        Port of Portland, Special Obligation
                   Revenue Bonds, (Delta Airlines, Inc.),
                   (AMT), 6.20%, 9/1/22                        1,644,300
      1,250        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               562,512
        820        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               369,008
------------------------------------------------------------------------
                                                             $ 7,115,181
------------------------------------------------------------------------
Insured-Education -- 7.4%
------------------------------------------------------------------------
     $4,850        Oregon Health Science University,
                   (MBIA), 0.00%, 7/1/21                     $ 1,927,584
      1,500        Oregon Health Science University,
                   (MBIA), 5.00%, 7/1/32                       1,497,630
      1,000        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.00%, 10/1/13                              1,068,880

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Education (continued)
------------------------------------------------------------------------
     $1,500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Lewis
                   and Clark College), (MBIA),
                   6.125%, 10/1/24                           $ 1,595,985
------------------------------------------------------------------------
                                                             $ 6,090,079
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.1%
------------------------------------------------------------------------
     $  750        Emerald People's Utility District,
                   (FSA), 5.25%, 11/1/22                     $   778,388
      1,000        Eugene, Electric Utility, (FSA),
                   5.25%, 8/1/22                               1,023,370
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                       1,017,100
      2,800        Puerto Rico Electric Power Authority,
                   (MBIA), 0.00%, 7/1/17                       1,425,172
------------------------------------------------------------------------
                                                             $ 4,244,030
------------------------------------------------------------------------
Insured-General Obligations -- 9.5%
------------------------------------------------------------------------
     $2,000        Clackamas County, School District No.
                   007J, (Lake Oswego), (MBIA),
                   5.00%, 6/1/26                             $ 2,003,040
      1,000        Columbia, School District No. 502,
                   (FGIC), 0.00%, 6/1/17                         516,580
        200        Jefferson County, School District No.
                   509J, (FGIC), 5.00%, 6/15/22                  202,614
        500        Jefferson County, School District No.
                   509J, (FGIC), 5.25%, 6/15/19                  525,655
      1,300        Puerto Rico General Obligation, (FGIC),
                   Variable Rate, 7/1/32(1)(2)                 1,312,194
        200        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(1)(2)                   264,634
      1,000        Salem-Keizer, School District No. 24J,
                   (FGIC), 5.00%, 6/1/17                       1,030,050
        950        Umatilla County, School District No.
                   008R, (MBIA), Variable Rate,
                   6/15/19(1)(3)                               1,011,864
      1,000        Yamhill County, School District No.
                   029J, (MBIA), 4.75%, 6/15/23                  981,680
------------------------------------------------------------------------
                                                             $ 7,848,311
------------------------------------------------------------------------
Insured-Hospital -- 0.6%
------------------------------------------------------------------------
     $  500        Oregon Health, Housing, Educational and
                   Cultural Facilities Authority, (Peace
                   Health), (AMBAC), 5.00%, 11/15/32         $   494,355
------------------------------------------------------------------------
                                                             $   494,355
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 2.3%
------------------------------------------------------------------------
     $1,500        Oregon Department of Administration
                   Services, (MBIA), 5.25%, 11/1/20          $ 1,557,570
        300        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(1)(2)         339,915
------------------------------------------------------------------------
                                                             $ 1,897,485
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.3%
------------------------------------------------------------------------
     $1,000        Portland, Arena Natural Gas Tax Revenue,
                   (AMBAC), 0.00%, 6/1/17                    $   457,520
      1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(2)                    1,416,254
------------------------------------------------------------------------
                                                             $ 1,873,774
------------------------------------------------------------------------
Insured-Transportation -- 2.1%
------------------------------------------------------------------------
     $1,000        Oregon Department of Transportation,
                   (Westside Light Rail), (MBIA),
                   6.25%, 6/1/09                             $ 1,059,560
        700        Puerto Rico Highway and Transportation
                   Authority, (FSA),
                   Variable Rate, 7/1/32(1)(2)                   706,566
------------------------------------------------------------------------
                                                             $ 1,766,126
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.1%
------------------------------------------------------------------------
     $1,000        Portland, Sewer System, (FSA),
                   5.00%, 6/1/23                             $ 1,004,140
        750        Washington County, Clean Water Services,
                   (Senior Lien), (FGIC), 5.00%, 10/1/21         759,173
------------------------------------------------------------------------
                                                             $ 1,763,313
------------------------------------------------------------------------
Other Revenue -- 1.7%
------------------------------------------------------------------------
     $1,000        Port of Morrow, Pollution Control,
                   (Portland General Electric),
                   5.20%, 5/1/33                             $ 1,006,510
        300        Puerto Rico Infrastructure Financing
                   Authority,
                   Variable Rate, 10/1/32(1)(2)                  404,286
------------------------------------------------------------------------
                                                             $ 1,410,796
------------------------------------------------------------------------
Special Tax Revenue -- 3.6%
------------------------------------------------------------------------
     $2,475        Portland Limited Tax General Obligation,
                   0.00%, 6/1/22                             $   914,414
      2,000        Tri-County Metropolitan Transportation
                   District, Variable Rate, 8/1/19(1)(3)       2,065,380
------------------------------------------------------------------------
                                                             $ 2,979,794
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OREGON MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 2.4%
------------------------------------------------------------------------
     $2,000        Oregon Department of Transportation,
                   (Highway User Tax), 5.125%, 11/15/26      $ 2,019,140
------------------------------------------------------------------------
                                                             $ 2,019,140
------------------------------------------------------------------------
Water and Sewer -- 2.7%
------------------------------------------------------------------------
     $2,000        Clackamas County, Water Revenue,
                   6.375%, 10/1/14                           $ 2,269,480
------------------------------------------------------------------------
                                                             $ 2,269,480
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost $80,328,798)                             $81,570,189
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $ 1,145,521
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $82,715,710
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 31.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.3% to 17.6% of total investments.
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 101.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 3.3%
------------------------------------------------------------------------
     $  500        Berkeley County, (South Carolina
                   Electric and Gas), 6.50%, 10/1/14         $   516,865
      1,150        Darlington County, (Carolina Power and
                   Light), 6.60%, 11/1/10                      1,189,031
------------------------------------------------------------------------
                                                             $ 1,705,896
------------------------------------------------------------------------
General Obligations -- 9.9%
------------------------------------------------------------------------
     $  350        Beaufort County, School District,
                   5.00%, 3/1/20                             $   356,023
      1,500        Charleston County, School District,
                   5.00%, 2/1/25                               1,501,470
        695        Kershaw County, School District,
                   5.00%, 2/1/18                                 712,806
        600        Orangeburg County, Consolidated School
                   District No. 5, 5.625%, 3/1/19                651,678
        270        Puerto Rico, 4.50%, 7/1/23                    245,362
      1,085        Richland County, General Obligation,
                   Sewer System, (Broad River),
                   5.125%, 3/1/29(1)                           1,090,024
        500        South Carolina, 4.75%, 4/1/20                 501,905
------------------------------------------------------------------------
                                                             $ 5,059,268
------------------------------------------------------------------------
Hospital -- 13.6%
------------------------------------------------------------------------
     $  200        Horry County, (Conway Hospital),
                   6.75%, 7/1/12                             $   202,810
      1,000        Lexington County, (Health Services
                   District, Inc.), 5.50%, 11/1/32             1,001,850
        750        Loris, Community Hospital District,
                   5.625%, 1/1/29                                700,155
      1,000        Medical University Hospital Authority,
                   6.50%, 8/15/32                              1,035,290
      1,500        South Carolina Jobs Economic Development
                   Authority, (Bon Secours Health System,
                   Inc.), 5.625%, 11/15/30                     1,487,475
      1,000        South Carolina Jobs Economic Development
                   Authority, (Oconee Memorial Hospital),
                   6.15%, 3/1/25                               1,075,880
      1,500        South Carolina Jobs Economic Development
                   Authority, (Palmetto Health),
                   6.375%, 8/1/34                              1,469,955
------------------------------------------------------------------------
                                                             $ 6,973,415
------------------------------------------------------------------------
Housing -- 4.4%
------------------------------------------------------------------------
     $1,280        South Carolina Housing Finance
                   Authority, MFMR, (Runaway Bay
                   Apartments), 6.20%, 12/1/20               $ 1,323,008
        935        South Carolina Housing Finance
                   Authority, SFMR, 6.45%, 7/1/17                956,122
------------------------------------------------------------------------
                                                             $ 2,279,130
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 11.3%
------------------------------------------------------------------------
     $1,400        Darlington County, (Sonoco Products),
                   6.00%, 4/1/26(2)                          $ 1,424,850
        195        Florence County, (Stone Container),
                   7.375%, 2/1/07                                197,888
        400        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               180,004
      1,400        Richland County, Environmental
                   Improvement, (International Paper Co.),
                   (AMT), 6.10%, 4/1/23                        1,435,028
      1,500        Spartanburg County, Solid Waste,
                   (Bavarian Motor Works Corp.), (AMT),
                   7.55%, 11/1/24                              1,611,825
      1,000        York County, (Hoechst Celanese), (AMT),
                   5.70%, 1/1/24                                 930,560
------------------------------------------------------------------------
                                                             $ 5,780,155
------------------------------------------------------------------------
Insured-Education -- 1.0%
------------------------------------------------------------------------
     $  500        Puerto Rico Industrial, Tourist,
                   Educational, Medical and Environmental,
                   Residual Certificates, (MBIA),
                   Variable Rate, 7/1/33(3)(4)               $   503,775
------------------------------------------------------------------------
                                                             $   503,775
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.5%
------------------------------------------------------------------------
     $1,000        Piedmont Municipal Power Agency, (MBIA),
                   4.00%, 1/1/23                             $   865,150
        195        Piedmont Municipal Power Agency, (MBIA),
                   6.30%, 1/1/14                                 199,635
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24(2)                       984,980
        750        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(3)(5)            786,180
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 5.00%, 7/1/32                         501,700
        500        South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/37                         500,370
      1,000        South Carolina Public Service Authority,
                   (FSA), 5.125%, 1/1/21                       1,021,010
------------------------------------------------------------------------
                                                             $ 4,859,025
------------------------------------------------------------------------
Insured-General Obligations -- 5.6%
------------------------------------------------------------------------
     $1,300        Berkeley County, (FSA), 2.00%, 9/1/25(1)  $   754,312
      1,000        Lancaster County, School District,
                   (FSA), 4.75%, 3/1/18                        1,010,380
        330        Puerto Rico General Obligation, (FGIC),
                   Variable Rate, 7/1/32(3)(4)                   333,095

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-General Obligations (continued)
------------------------------------------------------------------------
     $  200        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(3)(4)               $   264,634
        500        Spartanburg, Sanitary Sewer District,
                   (MBIA), 5.00%, 3/1/26                         498,325
------------------------------------------------------------------------
                                                             $ 2,860,746
------------------------------------------------------------------------
Insured-Hospital -- 7.0%
------------------------------------------------------------------------
     $1,000        Greenville Hospital System, (AMBAC),
                   5.00%, 5/1/31(6)                          $   987,380
      1,500        South Carolina Jobs Economic Development
                   Authority, (Baptist Hospital), (AMBAC),
                   Variable Rate, 8/1/15(5)                    1,568,565
      1,000        Spartanburg County, (Health Services
                   District, Inc.), (FSA), 5.25%, 4/15/32      1,007,660
------------------------------------------------------------------------
                                                             $ 3,563,605
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.9%
------------------------------------------------------------------------
     $  500        Charleston County, (Charleston Public
                   Facilities Corp.), (MBIA), 6.10%, 6/1/11  $   527,330
        415        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(3)(4)         470,216
------------------------------------------------------------------------
                                                             $   997,546
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.5%
------------------------------------------------------------------------
     $  260        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC),
                   Variable Rate, 7/1/28(4)                  $   263,019
------------------------------------------------------------------------
                                                             $   263,019
------------------------------------------------------------------------
Insured-Transportation -- 7.3%
------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   722,152
      1,000        Richland-Lexington, Airport District,
                   (Columbia Metropolitan Airport), (FSA),
                   5.00%, 1/1/31                                 983,100
        750        South Carolina Transportation
                   Infrastructure, (AMBAC),
                   5.125%, 10/1/31                               752,527
      1,250        South Carolina Transportation
                   Infrastructure, (AMBAC), 5.25%, 10/1/31     1,269,275
------------------------------------------------------------------------
                                                             $ 3,727,054
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Utilities -- 8.8%
------------------------------------------------------------------------
     $2,000        Greer, Combined Utility System, (AMBAC),
                   5.50%, 9/1/32                             $ 2,148,400
      2,325        South Carolina Jobs Economic Development
                   Authority, (South Carolina Electric and
                   Gas Co.), (AMBAC), 5.20%, 11/1/27           2,358,015
------------------------------------------------------------------------
                                                             $ 4,506,415
------------------------------------------------------------------------
Insured-Water and Sewer -- 8.3%
------------------------------------------------------------------------
     $  750        Beaufort-Jasper, Water and Sewer
                   Authority, (FSA), 5.00%, 3/1/26           $   747,488
      1,000        Easley, (FSA), 5.00%, 12/1/27                 994,500
      1,500        Grand Strand, Water and Sewer Authority,
                   (FSA), 5.00%, 6/1/26                        1,494,840
      1,000        Spartanburg, Sewer System, (MBIA),
                   5.25%, 3/1/30                               1,020,650
------------------------------------------------------------------------
                                                             $ 4,257,478
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.6%
------------------------------------------------------------------------
     $  750        Lexington County School District,
                   6.90%, 7/1/08                             $   800,970
------------------------------------------------------------------------
                                                             $   800,970
------------------------------------------------------------------------
Miscellaneous -- 3.1%
------------------------------------------------------------------------
     $2,000        Tobacco Settlement Management Authority,
                   6.375%, 5/15/28                           $ 1,600,640
------------------------------------------------------------------------
                                                             $ 1,600,640
------------------------------------------------------------------------
Other Revenue -- 1.3%
------------------------------------------------------------------------
     $  550        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(3)(4)   $   664,719
------------------------------------------------------------------------
                                                             $   664,719
------------------------------------------------------------------------
Pooled Loans -- 2.0%
------------------------------------------------------------------------
     $1,000        South Carolina Education Authority,
                   Student Loan, (AMT), 6.30%, 9/1/08        $ 1,031,780
------------------------------------------------------------------------
                                                             $ 1,031,780
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH CAROLINA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 0.8%
------------------------------------------------------------------------
     $1,000        Connector 2000 Association Inc., Bridge
                   & Toll Road Revenue, (Southern
                   Connector), 5.25%, 1/1/23                 $   408,660
------------------------------------------------------------------------
                                                             $   408,660
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 101.2%
   (identified cost $51,021,898)                             $51,843,296
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.2)%                     $  (629,550)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $51,213,746
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 The Portfolio invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 49.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 21.2% of total investments.
 (1)  When-issued security.
 (2) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 94.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Education -- 3.1%
------------------------------------------------------------------------
     $1,500        Metropolitan Government of Nashville and
                   Davidson County, (Vanderbilt
                   University), 5.00%, 10/1/28               $ 1,491,435
------------------------------------------------------------------------
                                                             $ 1,491,435
------------------------------------------------------------------------
Electric Utilities -- 2.1%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, Electric Revenue,
                   5.125%, 5/15/26                           $ 1,005,110
------------------------------------------------------------------------
                                                             $ 1,005,110
------------------------------------------------------------------------
Escrowed / Prerefunded -- 3.8%
------------------------------------------------------------------------
     $  750        Metropolitan Government of Nashville and
                   Davidson County, (Charity Obligated
                   Group), Prerefunded to 11/1/10,
                   5.125%, 11/1/27                           $   823,290
        950        Tennessee Local Development Authority,
                   Community Provider, Prerefunded to
                   10/1/04, 6.55%, 10/1/23                     1,025,145
------------------------------------------------------------------------
                                                             $ 1,848,435
------------------------------------------------------------------------
Hospital -- 6.6%
------------------------------------------------------------------------
     $  500        Knox County, HEFA, (East Tennessee
                   Hospital), 5.75%, 7/1/33                  $   499,600
      1,000        Montgomery County, (Clarksville Regional
                   Health System), 5.375%, 1/1/28                894,650
        750        Sullivan County, Health Education and
                   Facility Board, (Wellmont Health
                   System), 6.25%, 9/1/22                        772,935
      1,000        Sumner County, (Sumner Regional Health
                   Systems), 7.50%, 11/1/14(1)                 1,047,070
------------------------------------------------------------------------
                                                             $ 3,214,255
------------------------------------------------------------------------
Housing -- 4.3%
------------------------------------------------------------------------
     $  750        Metropolitan Government of Nashville and
                   Davidson County, (The Park at
                   Hermitage), 5.90%, 2/1/19                 $   757,170
        740        Tennessee Housing Development Agency,
                   (AMT), 5.375%, 7/1/23                         748,170
        590        Tennessee Housing Development Agency,
                   (AMT), 5.75%, 7/1/24                          594,649
------------------------------------------------------------------------
                                                             $ 2,099,989
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue -- 7.0%
------------------------------------------------------------------------
     $  750        Chattanooga, (E.I. du Pont de Nemours),
                   6.35%, 7/1/22                             $   773,370
        500        Hardeman County, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17              516,180
        500        Humphreys County, (E.I. du Pont de
                   Nemours), (AMT), 6.70%, 5/1/24                522,925
      1,000        Loudon County, (Kimberly-Clark), (AMT),
                   6.20%, 2/1/23                               1,016,500
        500        McMinn County, (Calhoun Newsprint -
                   Bowater), (AMT), 7.40%, 12/1/22               495,415
------------------------------------------------------------------------
                                                             $ 3,324,390
------------------------------------------------------------------------
Insured-Cogeneration -- 3.1%
------------------------------------------------------------------------
     $1,500        Metropolitan Government of Nashville and
                   Davidson County, (AMBAC), 5.00%, 10/1/33  $ 1,487,250
------------------------------------------------------------------------
                                                             $ 1,487,250
------------------------------------------------------------------------
Insured-Education -- 4.9%
------------------------------------------------------------------------
     $1,000        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 5.00%, 12/1/24         $   981,940
      1,230        Metropolitan Government of Nashville and
                   Davidson County, (Meharry Medical
                   College), (AMBAC), 6.00%, 12/1/19           1,395,915
------------------------------------------------------------------------
                                                             $ 2,377,855
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.5%
------------------------------------------------------------------------
     $1,000        Lawrenceburg, Electric, (MBIA),
                   6.625%, 7/1/18                            $ 1,216,570
      1,750        Madison County Suburban Utility
                   District, (MBIA), 5.00%, 2/1/19             1,772,067
        500        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                         508,550
        250        Puerto Rico Electric Power Authority,
                   (MBIA), 5.00%, 7/1/20                         262,365
        500        Puerto Rico Electric Power Authority,
                   (MBIA), 5.00%, 7/1/32                         501,700
        250        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(3)(4)           343,967
------------------------------------------------------------------------
                                                             $ 4,605,219
------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 8.9%
------------------------------------------------------------------------
     $1,500        Johnson City, Health and Educational
                   Facilities Board, (Johnson City Medical
                   Center), (MBIA), Prerefunded to 7/1/23,
                   5.125%, 7/1/25                            $ 1,521,660

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Escrowed / Prerefunded (continued)
------------------------------------------------------------------------
      1,000        Johnson, School District Sales Tax,
                   (AMBAC), Prerefunded to 5/1/06,
                   6.70%, 5/1/21                             $ 1,127,300
      1,500        Shelby County, (Lebonheur Children's
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.50%, 8/15/12                              1,657,680
------------------------------------------------------------------------
                                                             $ 4,306,640
------------------------------------------------------------------------
Insured-General Obligations -- 14.4%
------------------------------------------------------------------------
     $1,425        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/19                      $   632,729
      2,500        Franklin, Special School District,
                   (FSA), 0.00%, 6/1/20                        1,037,225
        500        Greene County, (FGIC), 5.00%, 6/1/26          499,625
        500        Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (AMBAC),
                   5.00%, 7/1/26                                 505,075
      1,000        Lawrenceburg, Public Building Authority,
                   (Electric System-Public Works), (FSA),
                   5.00%, 7/1/26                                 989,860
        500        Lincoln County, (FGIC), 5.25%, 4/1/21         531,715
      1,750        Puerto Rico General Obligation, (FGIC),
                   5.00%, 7/1/32                               1,755,460
        700        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(3)(4)                   766,381
        250        Putnam County, (FGIC), 5.25%, 4/1/20          267,350
------------------------------------------------------------------------
                                                             $ 6,985,420
------------------------------------------------------------------------
Insured-Hospital -- 1.8%
------------------------------------------------------------------------
     $  500        Bristol, (Bristol Memorial Hospital),
                   (FGIC), 6.75%, 9/1/10                     $   585,215
        250        Chattanooga, (Memorial Hospital),
                   (MBIA), 6.625%, 9/1/09                        299,693
------------------------------------------------------------------------
                                                             $   884,908
------------------------------------------------------------------------
Insured-Housing -- 2.1%
------------------------------------------------------------------------
     $1,000        Knox County, SCA Realty, MFMR, (FSA),
                   7.125%, 1/1/30                            $ 1,039,490
------------------------------------------------------------------------
                                                             $ 1,039,490
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of
Participation -- 3.5%
------------------------------------------------------------------------
     $  750        Puerto Rico Public Buildings Authority,
                   (CIFG), 5.25%, 7/1/19                     $   803,925
        500        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(3)(5)          504,640
     $  340        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(3)(4)     $   385,237
------------------------------------------------------------------------
                                                             $ 1,693,802
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Nursing Home -- 3.1%
------------------------------------------------------------------------
     $1,500        Knox County, HEFA, (Covenant Health),
                   (FSA), 5.00%, 1/1/26                      $ 1,482,990
------------------------------------------------------------------------
                                                             $ 1,482,990
------------------------------------------------------------------------
Insured-Transportation -- 7.5%
------------------------------------------------------------------------
     $1,500        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.00%, 3/1/24              $ 1,588,590
      1,000        Memphis-Shelby County Airport Authority,
                   (MBIA), (AMT), 6.50%, 2/15/09               1,137,870
        500        Puerto Rico Highway and Transportation
                   Authority, (CIFG), 5.00%, 7/1/28              502,785
        300        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 1/1/19(3)(4)                   405,501
------------------------------------------------------------------------
                                                             $ 3,634,746
------------------------------------------------------------------------
Insured-Water and Sewer -- 6.5%
------------------------------------------------------------------------
     $1,000        Clarksville, Water, Sewer and Gas,
                   (FSA), 5.25%, 2/1/18                      $ 1,072,850
      1,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (FGIC),
                   5.20%, 1/1/13                               1,083,370
      2,000        Metropolitan Government of Nashville and
                   Davidson County, Water System, (MBIA),
                   0.00%, 5/15/17                              1,012,900
------------------------------------------------------------------------
                                                             $ 3,169,120
------------------------------------------------------------------------
Nursing Home -- 2.3%
------------------------------------------------------------------------
     $1,000        Tennessee State Veterans' Homes Board,
                   (Humboldt), 6.65%, 2/1/14                 $ 1,134,120
------------------------------------------------------------------------
                                                             $ 1,134,120
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $43,597,883)                             $45,785,174
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TENNESSEE MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

COMMON STOCKS -- 0.1%

SECURITY                                  SHARES  VALUE
-------------------------------------------------------------
Transportation -- 0.1%
-------------------------------------------------------------
Laidlaw International, Inc.(2)            4,018   $    41,988
-------------------------------------------------------------
                                                  $    41,988
-------------------------------------------------------------
Total Common Stocks
   (identified cost $36,732)                      $    41,988
-------------------------------------------------------------
Total Investments -- 94.6%
   (identified cost $43,634,615)                  $45,827,162
-------------------------------------------------------------
Other Assets, Less Liabilities -- 5.4%            $ 2,633,418
-------------------------------------------------------------
Net Assets -- 100.0%                              $48,460,580
-------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 CIFG - CDC IXIS Financial Guaranty North America, Inc.

 The Portfolio invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 69.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 25.5% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Non-income producing security.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 2.8%
-------------------------------------------------------------------------
     $3,250        University of Virginia, 5.00%, 6/1/33     $  3,232,287
-------------------------------------------------------------------------
                                                             $  3,232,287
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.0%
-------------------------------------------------------------------------
     $1,000        Washington County IDA, (Johnston
                   Memorial Hospital), Prerefunded to
                   7/1/05, 6.00%, 7/1/14                     $  1,101,620
-------------------------------------------------------------------------
                                                             $  1,101,620
-------------------------------------------------------------------------
General Obligations -- 4.1%
-------------------------------------------------------------------------
     $1,165        Arlington County, 5.25%, 6/1/18(1)        $  1,229,937
      1,390        Peninsula Airport Commission, (City
                   Guaranteed), (AMT), 5.50%, 7/15/21           1,433,187
      2,000        Virginia Public School Authority,
                   5.00%, 8/1/21                                2,032,000
-------------------------------------------------------------------------
                                                             $  4,695,124
-------------------------------------------------------------------------
Hospital -- 9.3%
-------------------------------------------------------------------------
     $2,250        Albemarle County IDA, (Martha Jefferson
                   Hospital), 5.25%, 10/1/35                 $  2,191,342
      1,500        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/14                      1,586,265
      2,000        Fairfax County IDA, (Inova Health
                   System), 5.00%, 8/15/15                      2,107,780
      1,250        Fredericksburg IDA, (Medicorp Health
                   System), 5.125%, 6/15/33                     1,178,975
      1,000        Henrico County EDA, (Bon Secours Health
                   System, Inc.), 5.60%, 11/15/30               1,012,460
      1,000        Loudoun County IDA, (Loudon Hospital
                   Center), 6.00%, 6/1/22                       1,012,480
      1,000        Loudoun County IDA, (Loudon Hospital
                   Center), 6.10%, 6/1/32                       1,006,820
        520        Manassas IDA, (Prince William Hospital),
                   5.25%, 4/1/33                                  509,642
-------------------------------------------------------------------------
                                                             $ 10,605,764
-------------------------------------------------------------------------
Housing -- 3.2%
-------------------------------------------------------------------------
     $1,000        Alexandria Redevelopment and Housing
                   Authority, MFMR, (Buckingham Village
                   Apartments), (AMT), 5.45%, 7/1/18         $    963,480
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
     $2,160        Multifamily Housing Bond Pass Through
                   Certificates of Beneficial Owners,
                   (Prince William County), (AMT),
                   6.00%, 11/1/33                            $  2,173,630
        500        Virginia HDA, SFMR, Variable Rate,
                   7/1/04(2)                                      522,855
-------------------------------------------------------------------------
                                                             $  3,659,965
-------------------------------------------------------------------------
Industrial Development Revenue -- 12.3%
-------------------------------------------------------------------------
     $2,190        Chesapeake, (Cargill), 5.875%, 3/1/13     $  2,236,165
      2,500        Giles, (Hoechst Celanese), (AMT),
                   6.45%, 5/1/26                                2,487,925
        500        Giles, (Hoechst Celanese), (AMT),
                   6.625%, 12/1/22                                506,825
      1,500        Isle of Wright County IDA,
                   (International Paper), (AMT),
                   6.60%, 5/1/24                                1,570,620
        500        Isle of Wright County IDA, (Union Camp),
                   (AMT), 6.55%, 4/1/24                           512,750
      1,250        James City County IDA, (Anheuser Busch),
                   (AMT), 6.00%, 4/1/32                         1,285,413
      2,280        Norfolk Airport Authority, (AMT),
                   6.25%, 1/1/30                                2,282,166
      1,000        Peninsula Ports Authority Revenue (CSX
                   Transportation), 6.00%, 12/15/12             1,030,110
        980        West Point, (Chesapeake Corp.),
                   6.25%, 3/1/19                                  835,244
      1,435        West Point, (Chesapeake Corp.), (AMT),
                   6.375%, 3/1/19                               1,211,915
-------------------------------------------------------------------------
                                                             $ 13,959,133
-------------------------------------------------------------------------
Insured-Education -- 7.9%
-------------------------------------------------------------------------
     $3,000        Virginia College Building Authority,
                   (Regent University), (MBIA),
                   5.125%, 10/1/31                           $  3,010,110
      5,680        Virginia College Building Authority,
                   (Washington and Lee University), (MBIA),
                   5.25%, 1/1/31                                5,955,310
-------------------------------------------------------------------------
                                                             $  8,965,420
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-------------------------------------------------------------------------
     $  165        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(3)(4)       $    176,939
        700        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/16(3)(4)            963,109
      1,000        Puerto Rico Electric Power Authority,
                   (XLCA), 5.375%, 7/1/18                       1,089,940
      1,000        Puerto Rico Electric Power Authority,
                   RITES, (FSA),
                   Variable Rate, 7/1/20(3)(4)                  1,072,360
-------------------------------------------------------------------------
                                                             $  3,302,348
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-General Obligations -- 5.4%
-------------------------------------------------------------------------
     $2,500        Cheasapeake, General Obligation, Water
                   and Sewer, (FGIC), 5.00%, 6/1/28          $  2,497,700
      2,000        Cheasapeake, General Obligation, Water
                   and Sewer, (FGIC), 5.00%, 6/1/33             1,989,100
      1,000        Puerto Rico General Obligation, (FSA),
                   Variable Rate, 7/1/27(3)(4)                  1,094,830
        400        Puerto Rico General Obligation, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                    529,268
-------------------------------------------------------------------------
                                                             $  6,110,898
-------------------------------------------------------------------------
Insured-Hospital -- 9.8%
-------------------------------------------------------------------------
     $2,000        Danville IDA, (Danville Regional Medical
                   Center), (AMBAC), 5.25%, 10/1/28          $  2,062,800
      1,500        Henrico County, (Bon Secour Health
                   Systems), (MBIA), 6.25%, 8/15/20             1,749,450
      5,000        Virginia Beach, (Virginia Beach Memorial
                   Hospital), (AMBAC), 5.125%, 2/15/18          5,256,000
      1,700        Winchester IDA, (Winchester Medical
                   Center), (AMBAC), Variable Rate,
                   1/21/14(2)                                   2,001,886
-------------------------------------------------------------------------
                                                             $ 11,070,136
-------------------------------------------------------------------------
Insured-Housing -- 1.7%
-------------------------------------------------------------------------
     $2,000        Virginia HDA, (MBIA), 5.375%, 7/1/36      $  1,987,620
-------------------------------------------------------------------------
                                                             $  1,987,620
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.4%
-------------------------------------------------------------------------
     $  900        Powhatan County, EDA Lease Revenue
                   (AMBAC), 5.25%, 7/15/33                   $    916,002
        600        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 12/1/19(3)(4)          679,830
-------------------------------------------------------------------------
                                                             $  1,595,832
-------------------------------------------------------------------------
Insured-Transportation -- 12.4%
-------------------------------------------------------------------------
     $5,000        Chesapeake Bay Bridge and Tunnel
                   Commission District, (General
                   Resolution), (MBIA), 5.50%, 7/1/25        $  5,381,650
      3,255        Metro Washington, DC, Authority Airport
                   System, (MBIA), (AMT), 5.50%, 10/1/27        3,313,297
      1,000        Norfolk Airport Authority, (FGIC),
                   5.125%, 7/1/31                               1,003,260
        250        Puerto Rico Highway and Transportation
                   Authority, (MBIA),
                   Variable Rate, 7/1/36(3)(4)                    252,280
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $3,900        Richmond, Metropolitan Authority
                   Expressway, (FGIC), 5.25%, 7/15/22        $  4,138,563
-------------------------------------------------------------------------
                                                             $ 14,089,050
-------------------------------------------------------------------------
Insured-Utilities -- 1.8%
-------------------------------------------------------------------------
     $2,000        Richmond, Public Utilities, (FSA),
                   5.00%, 1/15/27                            $  2,000,420
-------------------------------------------------------------------------
                                                             $  2,000,420
-------------------------------------------------------------------------
Insured-Water and Sewer -- 8.0%
-------------------------------------------------------------------------
     $1,000        Henry County, Public Service Authority,
                   Water and Sewer, (FSA), 5.50%, 11/15/19   $  1,102,580
      1,500        Norfolk Water Authority, (MBIA),
                   5.90%, 11/1/25                               1,635,270
      2,795        Spotsylvania County, Water and Sewer,
                   (FSA), 4.75%, 6/1/32                         2,632,387
      1,000        Upper Occoquan Sewage Authority, (MBIA),
                   5.15%, 7/1/20                                1,056,080
      2,500        Virginia Resource Authority, (MBIA),
                   5.50%, 5/1/26                                2,609,250
-------------------------------------------------------------------------
                                                             $  9,035,567
-------------------------------------------------------------------------
Other Revenue -- 1.1%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(3)(4)   $  1,208,580
-------------------------------------------------------------------------
                                                             $  1,208,580
-------------------------------------------------------------------------
Special Tax Revenue -- 2.4%
-------------------------------------------------------------------------
     $1,500        Dulles Community Development Authority,
                   (Dulles Town Center), 6.25%, 3/1/26       $  1,483,035
      1,200        Heritage Hunt Community Development
                   Authority, 6.85%, 3/1/19                     1,250,256
-------------------------------------------------------------------------
                                                             $  2,733,291
-------------------------------------------------------------------------
Transportation -- 5.1%
-------------------------------------------------------------------------
     $1,250        Virginia Port Authority, (AMT),
                   5.90%, 7/1/16                             $  1,303,000
      3,000        Virginia Transportation Board,
                   0.00%, 4/1/26                                  862,140
      3,500        Virginia Transportation Board, U.S.
                   Route 58 Corridor, 5.125%, 5/15/19           3,595,445
-------------------------------------------------------------------------
                                                             $  5,760,585
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

VIRGINIA MUNICIPALS PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Water and Sewer -- 5.6%
-------------------------------------------------------------------------
     $4,250        Fairfax County Water Authority,
                   5.00%, 4/1/21                             $  4,419,405
      1,750        Virginia Resource Authority, Clean
                   Water, (Revolving Fund),
                   5.625%, 10/1/22                              1,899,223
-------------------------------------------------------------------------
                                                             $  6,318,628
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $106,704,028)                            $111,432,268
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $  2,045,344
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $113,477,612
-------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 FSA - Financial Security Assurance, Inc.

 FGIC - Financial Guaranty Insurance Company

 AMBAC - AMBAC Financial Group, Inc.

 MBIA - Municipal Bond Insurance Association

 XLCA - XL Capital Assurance, Inc.

 The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2003, 52.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 25.7% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $60,890,842        $42,222,375         $51,509,016        $62,244,028
   Unrealized appreciation           3,039,165            733,985           1,770,783          4,116,934
------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $63,930,007        $42,956,360         $53,279,799        $66,360,962
------------------------------------------------------------------------------------------------------------
Cash                               $        --        $   212,087         $        --        $   278,179
Receivable for investments
   sold                                     --                 --             459,257             75,000
Interest receivable                    819,227            628,223             732,177            877,695
Receivable for daily variation
   margin on open financial
   futures contracts                    13,125                 --              13,209             13,344
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $64,762,359        $43,796,670         $54,484,442        $67,605,180
------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------
Demand note payable                $        --        $        --         $   300,000        $        --
Payable for open swap
   contracts                                --             70,930                  --                 --
Due to bank                             16,563                 --              42,602                 --
Accrued expenses                        29,456             27,072              27,055             29,888
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    46,019        $    98,002         $   369,657        $    29,888
------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $64,716,340        $43,698,668         $54,114,785        $67,575,292
------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $61,729,021        $43,035,613         $52,334,116        $63,511,069
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,987,319            663,055           1,780,669          4,064,223
------------------------------------------------------------------------------------------------------------
TOTAL                              $64,716,340        $43,698,668         $54,114,785        $67,575,292
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $27,382,142         $77,657,544         $53,182,391            $83,597,338
   Unrealized appreciation
      (depreciation)                    727,584            (822,761)          2,866,907              4,776,521
---------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $28,109,726         $76,834,783         $56,049,298            $88,373,859
---------------------------------------------------------------------------------------------------------------------
Cash                                $        --         $    24,663         $   627,311            $        --
Receivable for investments
   sold                                 537,935           2,466,119                  --                620,753
Interest receivable                     386,100             963,405             656,333                973,095
Receivable for daily variation
   margin on open financial
   futures contracts                     10,275              20,125              11,956                 28,021
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $29,044,036         $80,309,095         $57,344,898            $89,995,728
---------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                        $        --         $ 1,598,321         $        --            $        --
Demand note payable                     500,000                  --                  --                400,000
Due to bank                              17,635                  --                  --                 19,567
Accrued expenses                         24,661              32,394              27,323                 31,742
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   542,296         $ 1,630,715         $    27,323            $   451,309
---------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                        $28,501,740         $78,678,380         $57,317,575            $89,544,419
---------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                      $27,763,648         $79,580,640         $54,432,440            $84,739,239
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified
   cost)                                738,092            (902,260)          2,885,135              4,805,180
---------------------------------------------------------------------------------------------------------------------
TOTAL                               $28,501,740         $78,678,380         $57,317,575            $89,544,419
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003

                                OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                $80,328,798           $51,021,898             $43,634,615         $106,704,028
   Unrealized appreciation          1,241,391               821,398               2,192,547            4,728,240
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE             $81,570,189           $51,843,296             $45,827,162         $111,432,268
-------------------------------------------------------------------------------------------------------------------
Cash                              $        --           $   401,046             $ 1,174,641         $    226,863
Receivable for investments
   sold                               324,400                    --                 920,853              200,000
Interest receivable                 1,140,684               818,487                 553,119            1,614,327
Receivable for daily variation
   margin on open financial
   futures contracts                       --                 7,656                   9,714               39,231
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $83,035,273           $53,070,485             $48,485,489         $113,512,689
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for open swap
   contracts                      $   193,446           $        --             $        --         $         --
Payable for when-issued
   securities                              --             1,827,358                      --                   --
Due to bank                            96,379                    --                      --                   --
Accrued expenses                       29,738                29,381                  24,909               35,077
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                 $   319,563           $ 1,856,739             $    24,909         $     35,077
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                      $82,715,710           $51,213,746             $48,460,580         $113,477,612
-------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                    $81,667,765           $50,398,521             $46,253,223         $108,709,249
Net unrealized appreciation
   (computed on the basis of
   identified cost)                 1,047,945               815,225               2,207,357            4,768,363
-------------------------------------------------------------------------------------------------------------------
TOTAL                             $82,715,710           $51,213,746             $48,460,580         $113,477,612
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------
Interest                                 $ 3,599,223        $ 2,472,634         $3,262,430         $ 3,801,148
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 3,599,223        $ 2,472,634         $3,262,430         $ 3,801,148
------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   210,535        $   112,691         $  171,183         $   228,505
Trustees fees and expenses                     6,897              1,778              6,897               6,897
Legal and accounting services                 21,253             18,848             26,004              20,968
Custodian fee                                 50,564             39,615             45,679              53,126
Miscellaneous                                  7,504              8,382              7,578               7,805
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   296,753        $   181,314         $  257,341         $   317,301
------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $    10,672        $     9,493         $   12,263         $    12,572
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $    10,672        $     9,493         $   12,263         $    12,572
------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   286,081        $   171,821         $  245,078         $   304,729
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 3,313,142        $ 2,300,813         $3,017,352         $ 3,496,419
------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   227,714        $   349,605         $ (361,566)        $(2,727,187)
   Financial futures contracts               (93,284)           177,831             27,931              48,286
------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $   134,430        $   527,436         $ (333,635)        $(2,678,901)
------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(1,465,217)       $(1,565,186)        $ (651,046)        $ 1,393,216
   Financial futures contracts                (3,728)                --             38,078             (18,745)
   Interest rate swap contracts                   --            (70,930)                --                  --
------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(1,468,945)       $(1,636,116)        $ (612,968)        $ 1,374,471
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(1,334,515)       $(1,108,680)        $ (946,603)        $(1,304,430)
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 1,978,627        $ 1,192,133         $2,070,749         $ 2,191,989
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------
Interest                                  $1,681,963          $ 4,538,967         $ 3,441,251            $ 5,123,496
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,681,963          $ 4,538,967         $ 3,441,251            $ 5,123,496
---------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   60,657          $   294,964         $   185,506            $   342,415
Trustees fees and expenses                     1,818                6,871               6,946                  6,867
Legal and accounting services                 19,154               23,000              21,344                 23,142
Custodian fee                                 28,953               62,948              43,462                 67,750
Miscellaneous                                  7,934                9,147              10,074                  9,440
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  118,516          $   396,930         $   267,332            $   449,614
---------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    7,341          $    16,256         $    11,823            $    16,212
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    7,341          $    16,256         $    11,823            $    16,212
---------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $  111,175          $   380,674         $   255,509            $   433,402
---------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,570,788          $ 4,158,293         $ 3,185,742            $ 4,690,094
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  156,066          $   345,751         $   357,728            $  (959,779)
   Financial futures contracts                78,878               91,840              18,093                125,928
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  234,944          $   437,591         $   375,821            $  (833,851)
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ (942,203)         $(2,060,643)        $(1,522,911)           $(1,865,385)
   Financial futures contracts                45,690              (54,968)             42,896                139,231
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (896,513)         $(2,115,611)        $(1,480,015)           $(1,726,154)
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (661,569)         $(1,678,020)        $(1,104,194)           $(2,560,005)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $  909,219          $ 2,480,273         $ 2,081,548            $ 2,130,089
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2003

                                      OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------------------------
Interest                                $ 5,044,254           $ 2,832,521             $2,670,121          $ 6,632,020
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $ 5,044,254           $ 2,832,521             $2,670,121          $ 6,632,020
-------------------------------------------------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   308,844           $   137,196             $  134,775          $   459,099
Trustees fees and expenses                    6,936                 1,769                  1,819                9,039
Legal and accounting services                24,067                20,998                 19,258               25,276
Custodian fee                                57,146                42,880                 38,095               81,293
Miscellaneous                                11,491                 8,393                  8,784               12,791
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $   408,484           $   211,236             $  202,731          $   587,498
-------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $    14,202           $     9,564             $   13,541          $    12,478
-------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $    14,202           $     9,564             $   13,541          $    12,478
-------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   394,282           $   201,672             $  189,190          $   575,020
-------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $ 4,649,972           $ 2,630,849             $2,480,931          $ 6,057,000
-------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $  (119,063)          $   252,345             $   14,833          $  (148,896)
   Financial futures contracts              172,450               191,943                117,546              (17,521)
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                $    53,387           $   444,288             $  132,379          $  (166,417)
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                            $(2,334,714)          $(1,630,512)            $ (798,853)         $(2,684,031)
   Financial futures contracts                   --                26,935                 35,073              214,776
   Interest rate swap contracts            (193,446)                   --                     --                   --
-------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $(2,528,160)          $(1,603,577)            $ (763,780)         $(2,469,255)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS        $(2,474,773)          $(1,159,289)            $ (631,401)         $(2,635,672)
-------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $ 2,175,199           $ 1,471,560             $1,849,530          $ 3,421,328
-------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,313,142        $ 2,300,813        $  3,017,352        $  3,496,419
   Net realized gain (loss)               134,430            527,436            (333,635)         (2,678,901)
   Net change in unrealized
      appreciation (depreciation)      (1,468,945)        (1,636,116)           (612,968)          1,374,471
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 1,978,627        $ 1,192,133        $  2,070,749        $  2,191,989
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 7,826,188        $ 4,263,125        $  6,128,727        $  6,168,539
   Withdrawals                         (9,563,241)        (5,016,611)        (10,414,983)        (10,294,305)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(1,737,053)       $  (753,486)       $ (4,286,256)       $ (4,125,766)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   241,574        $   438,647        $ (2,215,507)       $ (1,933,777)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,716,340        $43,698,668        $ 54,114,785        $ 67,575,292
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,570,788         $  4,158,293        $ 3,185,742            $  4,690,094
   Net realized gain (loss)                234,944              437,591            375,821                (833,851)
   Net change in unrealized
      appreciation (depreciation)         (896,513)          (2,115,611)        (1,480,015)             (1,726,154)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $   909,219         $  2,480,273        $ 2,081,548            $  2,130,089
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 2,630,038         $  8,575,652        $ 5,893,727            $  7,117,679
   Withdrawals                          (4,426,484)         (17,793,080)        (9,406,029)            (15,522,233)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,796,446)        $ (9,217,428)       $(3,512,302)           $ (8,404,554)
------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             $  (887,227)        $ (6,737,155)       $(1,430,754)           $ (6,274,465)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $28,501,740         $ 78,678,380        $57,317,575            $ 89,544,419
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2003

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,649,972          $ 2,630,849             $ 2,480,931         $  6,057,000
   Net realized gain (loss)                53,387              444,288                 132,379             (166,417)
   Net change in unrealized
      appreciation (depreciation)      (2,528,160)          (1,603,577)               (763,780)          (2,469,255)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  2,175,199          $ 1,471,560             $ 1,849,530         $  3,421,328
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,291,990          $10,958,295             $ 8,308,589         $  7,960,993
   Withdrawals                        (12,365,559)          (7,921,651)             (9,554,586)         (17,554,176)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (3,073,569)         $ 3,036,644             $(1,245,997)        $ (9,593,183)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (898,370)         $ 4,508,204             $   603,533         $ (6,171,855)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 82,715,710          $51,213,746             $48,460,580         $113,477,612
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  ALABAMA PORTFOLIO  ARKANSAS PORTFOLIO  GEORGIA PORTFOLIO  KENTUCKY PORTFOLIO
---------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 3,272,765        $ 2,245,811        $  3,343,135        $  3,850,104
   Net realized gain (loss)              (631,672)           602,730             367,293            (156,918)
   Net change in unrealized
      appreciation (depreciation)         347,603           (501,713)           (974,424)           (736,198)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 2,988,696        $ 2,346,828        $  2,736,004        $  2,956,988
---------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 6,809,501        $ 4,582,385        $  4,309,009        $  4,107,303
   Withdrawals                         (9,594,679)        (6,331,168)        (14,387,224)        (17,376,284)
---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(2,785,178)       $(1,748,783)       $(10,078,215)       $(13,268,981)
---------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                             $   203,518        $   598,045        $ (7,342,211)       $(10,311,993)
---------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------
At beginning of year                  $64,271,248        $42,661,976        $ 63,672,503        $ 79,821,062
---------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $64,474,766        $43,260,021        $ 56,330,292        $ 69,509,069
---------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  LOUISIANA PORTFOLIO  MARYLAND PORTFOLIO  MISSOURI PORTFOLIO  NORTH CAROLINA PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,587,954         $  4,280,034        $ 3,185,904            $  5,076,726
   Net realized gain (loss)                 (9,056)              29,738           (131,873)                630,398
   Net change in unrealized
      appreciation (depreciation)         (162,433)               7,301           (122,874)             (1,639,536)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 1,416,465         $  4,317,073        $ 2,931,157            $  4,067,588
------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 3,366,902         $ 12,850,221        $ 6,471,395            $  7,401,642
   Withdrawals                          (4,549,359)         (14,548,820)        (8,202,615)            (16,674,894)
------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(1,182,457)        $ (1,698,599)       $(1,731,220)           $ (9,273,252)
------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                              $   234,008         $  2,618,474        $ 1,199,937            $ (5,205,664)
------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------
At beginning of year                   $29,154,959         $ 82,797,061        $57,548,392            $101,024,548
------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                         $29,388,967         $ 85,415,535        $58,748,329            $ 95,818,884
------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 2002

INCREASE (DECREASE) IN NET ASSETS  OREGON PORTFOLIO  SOUTH CAROLINA PORTFOLIO  TENNESSEE PORTFOLIO  VIRGINIA PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,496,689          $ 2,286,247             $ 2,469,992         $  6,330,915
   Net realized gain (loss)               970,187             (184,633)                 42,386              594,776
   Net change in unrealized
      appreciation (depreciation)      (1,264,734)               8,493                 (77,276)          (2,029,896)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $  4,202,142          $ 2,110,107             $ 2,435,102         $  4,895,795
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  9,273,139          $10,460,995             $ 5,681,377         $ 10,163,485
   Withdrawals                        (13,812,339)          (5,687,013)             (7,628,407)         (17,512,878)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL
   TRANSACTIONS                      $ (4,539,200)         $ 4,773,982             $(1,947,030)        $ (7,349,393)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                            $   (337,058)         $ 6,884,089             $   488,072         $ (2,453,598)
----------------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 83,951,138          $39,821,453             $47,368,975         $122,103,065
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 83,614,080          $46,705,542             $47,857,047         $119,649,467
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       ALABAMA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.45%        0.46%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.44%       0.48%       0.45%
   Net investment income             5.08%         5.21%        5.31%       5.57%       5.18%
Portfolio Turnover                     10%           25%          14%          8%         23%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.09%         4.86%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $64,716       $64,475      $64,271     $66,653     $82,141
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.20% to 5.21%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      ARKANSAS PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.41%         0.40%        0.39%       0.46%       0.45%
   Expenses after custodian
      fee reduction                  0.39%         0.39%        0.37%       0.45%       0.43%
   Net investment income             5.22%         5.38%        5.48%       5.65%       5.25%
Portfolio Turnover                     25%           23%           9%         14%         24%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.81%         5.83%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $43,699       $43,260      $42,662     $42,233     $50,491
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.38%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

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FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       GEORGIA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.46%        0.45%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.44%         0.45%        0.42%       0.47%       0.42%
   Net investment income             5.38%         5.55%        5.47%       5.69%       5.31%
Portfolio Turnover                     16%           18%           8%         13%         38%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.82%         4.82%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $54,115       $56,330      $63,673     $63,067     $71,220
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.54% to 5.55%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      KENTUCKY PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.46%         0.45%        0.48%       0.52%       0.49%
   Expenses after custodian
      fee reduction                  0.44%         0.44%        0.44%       0.50%       0.47%
   Net investment income             5.05%         5.25%        5.17%       5.75%       5.36%
Portfolio Turnover                     10%            5%          15%         11%         11%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.22%         4.39%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $67,575       $69,509      $79,821     $81,708     $97,762
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.23% to 5.25%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      LOUISIANA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.40%         0.40%        0.43%       0.39%       0.37%
   Expenses after custodian
      fee reduction                  0.38%         0.38%        0.40%       0.35%       0.34%
   Net investment income             5.33%         5.43%        5.28%       5.63%       5.16%
Portfolio Turnover                     21%           25%          14%         14%         20%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.16%         5.02%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $28,502       $29,389      $29,155     $28,441     $32,668
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.28% to 5.43%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MARYLAND PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.47%         0.48%        0.47%       0.51%       0.49%
   Expenses after custodian
      fee reduction                  0.45%         0.46%        0.42%       0.49%       0.46%
   Net investment income             4.96%         5.12%        5.30%       5.18%       5.05%
Portfolio Turnover                     28%           25%          18%          9%         31%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.90%         5.17%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $78,678       $85,416      $82,797     $81,676     $95,223
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      MISSOURI PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%         0.44%        0.45%       0.49%       0.46%
   Expenses after custodian
      fee reduction                  0.43%         0.43%        0.43%       0.48%       0.44%
   Net investment income             5.39%         5.60%        5.65%       5.80%       5.28%
Portfolio Turnover                     20%            8%           8%          8%         21%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.65%         5.24%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $57,318       $58,748      $57,548     $58,927     $68,264
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.59% to 5.60%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     NORTH CAROLINA PORTFOLIO
                                  --------------------------------------------------------------
                                                      YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------------
                                    2003        2002(1)        2001         2000         1999
------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.48%         0.48%         0.49%        0.52%        0.50%
   Expenses after custodian
      fee reduction                  0.46%         0.48%         0.46%        0.49%        0.49%
   Net investment income             4.99%         5.28%         5.34%        5.66%        5.24%
Portfolio Turnover                     21%           21%           28%          17%           3%
------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.29%         4.43%           --           --           --
------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $89,544       $95,819      $101,025     $110,493     $129,330
------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.27% to 5.28%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       OREGON PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.49%         0.46%        0.48%       0.51%       0.48%
   Expenses after custodian
      fee reduction                  0.47%         0.45%        0.47%       0.50%       0.47%
   Net investment income             5.50%         5.46%        5.45%       5.63%       5.27%
Portfolio Turnover                     16%           21%          13%         25%         35%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      2.58%         5.28%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $82,716       $83,614      $83,951     $83,712     $94,317
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.43% to 5.46%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   SOUTH CAROLINA PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.43%         0.40%        0.39%       0.44%       0.43%
   Expenses after custodian
      fee reduction                  0.41%         0.38%        0.34%       0.42%       0.40%
   Net investment income             5.36%         5.49%        5.56%       5.77%       5.33%
Portfolio Turnover                     37%           15%          21%         12%         26%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.15%         5.07%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $51,214       $46,706      $39,821     $35,070     $44,833
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.46% to 5.49%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TENNESSEE PORTFOLIO
                                  -----------------------------------------------------------
                                                     YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------
                                    2003        2002(1)        2001        2000        1999
---------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.42%         0.40%        0.41%       0.44%       0.42%
   Expenses after custodian
      fee reduction                  0.39%         0.38%        0.37%       0.42%       0.41%
   Net investment income             5.05%         5.27%        5.39%       5.61%       5.23%
Portfolio Turnover                     17%           19%          11%          9%         13%
---------------------------------------------------------------------------------------------
TOTAL RETURN(2)                      3.90%         5.38%          --          --          --
---------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $48,461       $47,857      $47,369     $45,015     $49,407
---------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                        VIRGINIA PORTFOLIO
                                  ---------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                                  ---------------------------------------------------------------
                                    2003         2002(1)        2001         2000         1999
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.50%         0.49%         0.49%        0.54%        0.50%
   Expenses after custodian
      fee reduction                   0.49%         0.49%         0.47%        0.53%        0.48%
   Net investment income              5.13%         5.31%         5.28%        5.61%        5.26%
Portfolio Turnover                      20%           33%           39%          23%          17%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                       2.89%         4.25%           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $113,478      $119,649      $122,103     $115,776     $137,624
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 was to increase the ratio of net investment income to average net assets from 5.30% to 5.31%. Ratios for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Alabama Municipals Portfolio (Alabama Portfolio), Arkansas Municipals Portfolio (Arkansas Portfolio), Georgia Municipals Portfolio (Georgia Portfolio), Kentucky Municipals Portfolio (Kentucky Portfolio), Louisiana Municipals Portfolio (Louisiana Portfolio), Maryland Municipals Portfolio (Maryland Portfolio), Missouri Municipals Portfolio (Missouri Portfolio), North Carolina Municipals Portfolio (North Carolina Portfolio), Oregon Municipals Portfolio (Oregon Portfolio), South Carolina Municipals Portfolio (South Carolina Portfolio), Tennessee Municipals Portfolio (Tennessee Portfolio) and Virginia Municipals Portfolio (Virginia Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The Portfolios, which were organized as trusts under the laws of the State of New York on May 1, 1992, seek to achieve current income exempt from regular federal income tax and from particular state or local income or other taxes. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At August 31, 2003, Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund each held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Interest Rate Swaps -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolios make semi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

 J Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended August 31, 2003, the Portfolios paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT     EFFECTIVE RATE*
    --------------------------------------------------------------------
    Alabama                                   $ 210,535            0.32%
    Arkansas                                    112,691            0.26%
    Georgia                                     171,183            0.31%
    Kentucky                                    228,505            0.33%
    Louisiana                                    60,657            0.21%
    Maryland                                    294,964            0.35%
    Missouri                                    185,506            0.31%
    North Carolina                              342,415            0.36%
    Oregon                                      308,844            0.37%
    South Carolina                              137,196            0.28%
    Tennessee                                   134,775            0.27%
    Virginia                                    459,099            0.39%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2003, no significant amounts have been deferred.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the year ended August 31, 2003, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

    PORTFOLIO                                 PURCHASES   SALES
    ----------------------------------------------------------------
    Arkansas                                  $1,286,500  $1,586,235
    Louisiana                                         --  $   36,448
    Maryland                                  $  505,820          --
    Missouri                                  $  254,030  $  811,950
    North Carolina                            $  159,980  $  505,820
    Oregon                                    $1,027,480  $  531,820
    Tennessee                                 $2,154,508          --
    South Carolina                                    --  $  930,924
    Virginia                                          --  $1,024,040

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended August 31, 2003, were as follows:

    ALABAMA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  7,611,624
    Sales                                        6,186,200
    ARKANSAS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 12,982,100
    Sales                                       11,000,758
    GEORGIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  8,504,423
    Sales                                        8,586,527

    KENTUCKY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,549,196
    Sales                                        7,325,461

    LOUISIANA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,167,628
    Sales                                        6,945,849

    MARYLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 22,606,352
    Sales                                       27,065,525

    MISSOURI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 11,217,731
    Sales                                       12,208,740

    NORTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 19,186,083
    Sales                                       22,607,432

    OREGON PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 14,756,145
    Sales                                       12,994,317

    SOUTH CAROLINA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 25,524,806
    Sales                                       17,736,633

    TENNESSEE PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  8,194,601
    Sales                                        8,444,977

    VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 23,137,317
    Sales                                       27,119,520

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at August 31, 2003, as computed on a federal income tax basis, are as follows:

    ALABAMA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  60,885,134
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,879,511
    Gross unrealized depreciation                  (834,638)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   3,044,873
    -------------------------------------------------------
    ARKANSAS PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  42,218,774
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,864,014
    Gross unrealized depreciation                (1,126,428)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     737,586
    -------------------------------------------------------
    GEORGIA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  51,445,735
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,705,884
    Gross unrealized depreciation                (1,871,820)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   1,834,064
    -------------------------------------------------------
    KENTUCKY PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  62,337,870
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,725,080
    Gross unrealized depreciation                  (245,300)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   3,479,780
    -------------------------------------------------------
    LOUISIANA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  27,154,367
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,317,556
    Gross unrealized depreciation                  (351,689)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     965,867
    -------------------------------------------------------
    MARYLAND PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  78,012,763
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,180,744
    Gross unrealized depreciation                (4,438,224)
    -------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (1,257,480)
    -------------------------------------------------------

    MISSOURI PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  53,165,303
    -------------------------------------------------------
    Gross unrealized appreciation             $   3,486,797
    Gross unrealized depreciation                  (602,802)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   2,883,995
    -------------------------------------------------------

    NORTH CAROLINA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  83,536,315
    -------------------------------------------------------
    Gross unrealized appreciation             $   5,892,091
    Gross unrealized depreciation                (1,054,547)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   4,837,544
    -------------------------------------------------------

    OREGON PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  80,253,267
    -------------------------------------------------------
    Gross unrealized appreciation             $   2,699,936
    Gross unrealized depreciation                (1,383,014)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   1,316,922
    -------------------------------------------------------

    SOUTH CAROLINA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  51,006,535
    -------------------------------------------------------
    Gross unrealized appreciation             $   1,951,071
    Gross unrealized depreciation                (1,114,310)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     836,761
    -------------------------------------------------------

    TENNESSEE PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $  43,631,951
    -------------------------------------------------------
    Gross unrealized appreciation             $   2,472,588
    Gross unrealized depreciation                  (277,377)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   2,195,211
    -------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

    VIRGINIA PORTFOLIO
    -------------------------------------------------------
    AGGREGATE COST                            $ 106,672,530
    -------------------------------------------------------
    Gross unrealized appreciation             $   5,749,367
    Gross unrealized depreciation                  (989,629)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   4,759,738
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At August 31, 2003, the Georgia Portfolio, the Louisiana Portfolio, and the North Carolina Portfolio had balances outstanding pursuant to this line of credit of $300,000, $500,000, and $400,000, respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended
   August 31, 2003.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations held under these financial instruments at August 31, 2003, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Alabama                         12/03       60 U.S. Treasury Bond     Short          $(51,846)
    ------------------------------------------------------------------------------------------------
    Georgia                         12/03       69 U.S. Treasury Bond     Short          $  9,886
    ------------------------------------------------------------------------------------------------
    Kentucky                        12/03       61 U.S. Treasury Bond     Short          $(52,711)
    ------------------------------------------------------------------------------------------------
    Louisiana                       12/03       55 U.S. Treasury Bond     Short          $ 10,508
    ------------------------------------------------------------------------------------------------
    Maryland                        12/03       92 U.S. Treasury Bond     Short          $(79,499)
    ------------------------------------------------------------------------------------------------
    Missouri                        12/03       64 U.S. Treasury Bond     Short          $ 18,228
    ------------------------------------------------------------------------------------------------
    North Carolina                  12/03       150 U.S. Treasury Bond    Short          $ 28,659
    ------------------------------------------------------------------------------------------------
    South Carolina                  12/03       35 U.S. Treasury Bond     Short          $ (6,173)
    ------------------------------------------------------------------------------------------------
    Tennessee                       12/03       52 U.S. Treasury Bond     Short          $ 14,810
    ------------------------------------------------------------------------------------------------
    Virginia                        12/03       210 U.S. Treasury Bond    Short          $ 40,123

       At August 31, 2003, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

       At August 31, 2003, the Arkansas Portfolio and the Oregon Portfolio have entered into interest rate swap agreements with JP Morgan Chase Bank whereby the Portfolios make bi-annual payments at a fixed rate equal to 4.55% on the notional amount of $5,500,000 and $15,000,000, respectively. In exchange, the Portfolios receive payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts, which terminate November 19, 2023, are recorded as a payable for open swap contracts on the Arkansas Portfolio and the Oregon Portfolio of $70,930 and $193,446, respectively, at August 31, 2003.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Interestholder Meeting (Unaudited)
--------------------------------------------------------------------------------
   Each Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              JESSICA M.  DONALD R.  JAMES B.  SAMUEL L.   WILLIAM H.  NORTON H.  LYNN A.
    PORTFOLIO                                 BIBLIOWICZ   DWIGHT     HAWKES   HAYES, III     PARK      REAMER     STOUT
    ---------------------------------------------------------------------------------------------------------------------
    Alabama Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Arkansas Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Georgia Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Kentucky Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Louisiana Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    Maryland Portfolio
       Affirmative                                 98%        98%        99%        98%         99%        98%       98%
       Withhold                                     2%         2%         1%         2%          1%         2%        2%
    Missouri Portfolio
       Affirmative                                 97%        96%        97%        97%         96%        96%       96%
       Withhold                                     3%         4%         3%         3%          4%         4%        4%
    North Carolina Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Oregon Portfolio
       Affirmative                                 98%        98%        98%        98%         98%        98%       98%
       Withhold                                     2%         2%         2%         2%          2%         2%        2%
    South Carolina Portfolio
       Affirmative                                 99%        98%        99%        99%         99%        99%       99%
       Withhold                                     1%         2%         1%         1%          1%         1%        1%
    Tennessee Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%
    Virginia Portfolio
       Affirmative                                 99%        99%        99%        99%         99%        99%       99%
       Withhold                                     1%         1%         1%         1%          1%         1%        1%

       Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolios.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ALABAMA MUNICIPALS PORTFOLIO, ARKANSAS MUNICIPALS PORTFOLIO, GEORGIA MUNICIPALS PORTFOLIO, KENTUCKY MUNICIPALS PORTFOLIO, LOUISIANA MUNICIPALS PORTFOLIO, MARYLAND MUNICIPALS PORTFOLIO, MISSOURI MUNICIPALS PORTFOLIO, NORTH CAROLINA MUNICIPALS PORTFOLIO, OREGON MUNICIPALS PORTFOLIO, SOUTH CAROLINA MUNICIPALS PORTFOLIO, TENNESSEE MUNICIPALS PORTFOLIO AND VIRGINIA MUNICIPALS
PORTFOLIO:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alabama Municipals Portfolio, Arkansas Municipals Portfolio, Georgia Municipals Portfolio, Kentucky Municipals Portfolio, Louisiana Municipals Portfolio, Maryland Municipals Portfolio, Missouri Municipals Portfolio, North Carolina Municipals Portfolio, Oregon Municipals Portfolio, South Carolina Municipals Portfolio, Tennessee Municipals Portfolio and Virginia Municipals Portfolio (the "Portfolios") as of August 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 2003 and 2002 and supplementary data for each of the years in the five year period ended August 31, 2003. These financial statements and supplementary data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at August 31, 2003, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 10, 2003

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Municipals Trust (the Trust), Alabama Municipals Portfolio (ALP), Arkansas Municipals Portfolio (ARP), Georgia Municipals Portfolio (GAP), Kentucky Municipals Portfolio (KYP), Louisiana Municipals Portfolio (LAP), Maryland Municipals Portfolio (MDP), Missouri Municipals Portfolio (MOP), North Carolina Municipals Portfolio (NCP), Oregon Municipals Portfolio (ORP), South Carolina Municipals Portfolio (SCP), Tennessee Municipals Portfolio (TNP) and Virginia Municipals Portfolio (VAP) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds' principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee            Since 1998      President and Chief              193                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes      Trustee and Vice    Trustee and Vice   Chairman, President and          193              Director of EVC
 11/9/41                 President        President of the   Chief Executive Officer
                                         Trust since 1985;   of BMR, EVC, EVM and
                                         of the Portfolios   EV; Director of EV;
                                             since 1992      Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and the
                                                             Portfolios.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193           Director of Tiffany &
 III                                     Trust since 1986;   Professor of Investment                           Co. (specialty
 2/23/35                                 of ALP, GAP, KYP,   Banking                                            retailer) and
                                           MDP, MOP, NCP,    Emeritus, Harvard                                  Telect, Inc.
                                          ORP, TNP and VAP   University Graduate                             (telecommunication
                                           since 1992; of    School of                                       services company)
                                          ARP, LAP and SCP   Business Administration.
                                             since 1993

 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial
                                                             Officer, United Asset
                                                             Management Corporation
                                                             (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                   None
 7/10/40                                                     Georgetown University
                                                             Law Center
                                                             (since 1999). Tax
                                                             Partner, Covington &
                                                             Burling,
                                                             Washington, DC
                                                             (1991-2000).

EATON VANCE MUNICIPALS FUNDS

MANAGEMENT AND ORGANIZATION CONT'D

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND         TRUST AND THE         LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEES (CONTINUED)

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                   None
 9/21/35                                 Trust since 1985;   Corporation (an
                                         of ALP, GAP, KYP,   investment and
                                           MDP, MOP, NCP,    financial advisory
                                          ORP, TNP and VAP   services company)
                                           since 1992; of    (since September 2000).
                                          ARP, LAP and SCP   Chairman, Hellman,
                                             since 1993      Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND         TRUST AND THE         LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIOS           SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas J. Fetter        President           Since 1993      Vice President of EVM and BMR.
 8/20/43                                                     Trustee and President of The
                                                             Massachusetts Health &
                                                             Education Tax-Exempt Trust.
                                                             Officer of 128 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William H. Ahern,   Vice President of   Vice President of   Vice President of EVM and BMR.
 Jr.                  ALP, KYP and MDP   ALP since 1997; of  Officer of 36 registered
 7/28/59                                 KYP since 1998; of  investment companies managed
                                           MDP since 2000    by EVM or BMR.

 Cynthia J. Clemson  Vice President of       Since 1995      Vice President of EVM and BMR.
 3/2/63               GAP, MOP and TNP                       Officer of 20 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Robert B.             Vice President        Since 1993      Vice President of EVM and BMR.
 MacIntosh                                                   Officer of 128 registered
 1/22/57                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas M. Metzold   Vice President of   Vice President of   Vice President of EVM and BMR.
 8/3/58                 ARP and ORP      ARP since 2000; of  Officer of 7 registered
                                           ORP since 1996    investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Kristin S.          Treasurer of LAP,     Since 2002(2)     Assistant Vice President of
 Anagnost             MOP, ORP and TNP                       EVM and BMR. Officer of 110
 6/12/65                                                     registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Barbara E.          Treasurer of ALP,     Since 2002(2)     Vice President of EVM and BMR.
 Campbell              ARP, GAP, KYP,                        Officer of 193 registered
 6/19/57             MDP, NCP, SCP and                       investment companies managed
                            VAP                              by EVM or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer since 1998 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

                          PORTFOLIO INVESTMENT ADVISER
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                               FUND ADMINISTRATOR
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                                 P.O. BOX 43027
                            PROVIDENCE, RI 02940-3027
                                 1-800-331-1710

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 BERKELEY STREET
                              BOSTON, MA 02116-5022


                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

445-10/03                                                            12MUNISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ALABAMA MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ARKANSAS MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE GEORGIA MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE KENTUCKY MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President

Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE LOUISIANA MUNICIPALS
FUND)



By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President

Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MARYLAND MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President

Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MISSOURI MUNICIPALS FUND)


By:    /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /s/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE NORTH CAROLINA MUNICIPALS
FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       -----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE OREGON MUNICIPALS FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE SOUTH CAROLINA MUNICIPALS
FUND)


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  October 16, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       --------------------
       Thomas J. Fetter
       President


Date:  October 16, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES


Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE TENNESSEE MUNICIPALS
FUND)


By:    /S/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  October 23, 2003
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ----------------------
       James L. O'Connor
       Treasurer


Date:  October 23, 2003
       ----------------


By:    /S/ Thomas J. Fetter
       ---------------------
       Thomas J. Fetter
       President


Date:  October 23, 2003
       ----------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE VIRGINIA MUNICIPALS FUND)


By:      /S/ Thomas J. Fetter
         -----------------------------
         Thomas J. Fetter
         President


Date:    October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ James L. O'Connor
         -----------------------------
         James L. O'Connor
         Treasurer


Date:    October 16, 2003


By:      /S/ Thomas J. Fetter
         -----------------------------
         Thomas J. Fetter
         President


Date:    October 16, 2003